UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Dividend and Income Builder Fund

PIMCO EqS® Long/Short Fund

PIMCO RAE Fundamental Emerging Markets Fund

PIMCO RAE Fundamental Global Fund

PIMCO RAE Fundamental Global ex-US Fund

PIMCO RAE Fundamental International Fund

PIMCO RAE Fundamental US Fund

PIMCO RAE Fundamental US Small Fund

PIMCO RealPath® Blend 2020 Fund

PIMCO RealPath® Blend 2025 Fund

PIMCO RealPath® Blend 2030 Fund

PIMCO RealPath® Blend 2035 Fund

PIMCO RealPath® Blend 2040 Fund

PIMCO RealPath® Blend 2045 Fund

PIMCO RealPath® Blend 2050 Fund

PIMCO RealPath® Blend 2055 Fund

PIMCO RealPath® Blend Income Fund

Schedule of Investments

PIMCO Dividend and Income Fund

March 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%
ASSET-BACKED SECURITIES 8.0%
CAYMAN ISLANDS 1.7%
ACAS CLO Ltd.
2.488% due 10/25/2025		$750	$752
Mariner CLO LLC
2.631% due 07/23/2026		700	701
NewMark Capital Funding CLO Ltd.
2.184% due 06/02/2025		1,100	1,099
OZLM Ltd.
2.299% due 04/17/2026		1,000	1,000
Palmer Square CLO Ltd.
0.000% due 10/17/2027 (a)		700	703
2.423% due 10/17/2025		700	700
TICP CLO Ltd.
2.532% due 04/26/2026		1,100	1,103
Trainer Wortham First Republic CBO Ltd.
2.234% due 11/06/2038		23	23

Total Cayman Islands			6,081

NETHERLANDS 0.3%
Pallas CDO BV
0.024% due 07/16/2082	EUR	815	822

Total Netherlands			822

UNITED STATES 6.0%
Conseco Financial Corp.
6.280% due 09/01/2030		$560	592
Credit Suisse First Boston Mortgage Securities Corp.
1.602% due 01/25/2032		1,536	1,369
EMC Mortgage Loan Trust
2.071% due 02/25/2041		39	38
HSI Asset Securitization Corp. Trust
1.152% due 12/25/2036		5,404	2,321
Morgan Stanley Home Equity Loan Trust
1.082% due 12/25/2036		2,045	1,147
1.402% due 12/25/2035		3,600	3,446
Navient Student Loan Trust
2.079% due 12/27/2066		800	800
Progress Residential Trust
2.443% due 09/17/2033		996	1,010
Residential Asset Securities Corp. Trust
1.867% due 01/25/2034		2,040	1,880
Structured Asset Investment Loan Trust
1.132% due 09/25/2036		6,465	5,737

VOLT LLC
3.500% due 07/25/2046	2,959	2,983

Total United States		21,323

Total Asset-Backed Securities (Cost $27,266)		28,226

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
CANADA 0.0%
Restaurant Brands International, Inc.
3.250% due 02/14/2024	10	10

Total Canada		10

IRELAND 0.0%
Avolon Holdings Ltd.
3.500% due 03/20/2022	39	40

Total Ireland		40

LUXEMBOURG 0.0%
Avolon Holdings Ltd.
2.250% due 09/20/2020	5	5

Total Luxembourg		5

UNITED STATES 0.9%
AmWINS Group, Inc.
TBD% due 01/25/2024	7	7
BWAY Corp.
3.500% due 03/22/2024	10	10
Diamond Resorts Corp.
TBD% due 08/11/2023	100	101
Energy Future Intermediate Holding Co. LLC
TBD% due 06/30/2017	1,988	1,990
Hilton Worldwide Finance LLC
TBD% due 10/26/2020	20	20
TBD% due 10/25/2023	272	274
iHeartCommunications, Inc.
TBD% due 01/30/2019	300	259
Las Vegas Sands LLC
TBD% due 12/19/2020	397	398
OGX
TBD% due 04/10/2049 ^	15	4
Sprint Communications, Inc.
TBD% due 02/02/2024	100	100
TEX Operations Co. LLC
TBD% due 08/04/2023	29	28

Total United States		3,191

Total Loan Participations and Assignments (Cost $3,289)		3,246

	SHARES
COMMON STOCKS 73.2%
AUSTRALIA 1.9%
CONSUMER DISCRETIONARY 0.0%
Myer Holdings Ltd.	147,257	137

CONSUMER STAPLES 0.2%
Coca-Cola Amatil Ltd.	25,495	211
Metcash Ltd. (b)	164,285	310
Woolworths Ltd.	9,504	192

		713

ENERGY 0.3%
Woodside Petroleum Ltd.	14,235	349
WorleyParsons Ltd.	77,021	647

		996

FINANCIALS 0.7%
AMP Ltd.	47,084	186
Australia & New Zealand Banking Group Ltd.	56,326	1,368
Genworth Mortgage Insurance Australia Ltd.	70,041	168
National Australia Bank Ltd.	18,991	484
Suncorp Group Ltd.	20,046	202

		2,408

HEALTH CARE 0.1%
Primary Health Care Ltd.	67,183	183

INDUSTRIALS 0.0%
Downer EDI Ltd.	21,168	94

MATERIALS 0.6%
BHP Billiton Ltd.	50,902	926
CSR Ltd.	80,847	278
Fortescue Metals Group Ltd.	98,422	469
Mineral Resources Ltd.	13,240	109
Orica Ltd.	20,625	277
OZ Minerals Ltd.	42,154	252

		2,311

TELECOMMUNICATION SERVICES 0.0%
Telstra Corp. Ltd.	9,000	32

Total Australia		6,874

AUSTRIA 0.5%
ENERGY 0.2%
OMV AG	16,795	662

FINANCIALS 0.2%
Raiffeisen Bank International AG (b)	31,816	717

MATERIALS 0.1%
voestalpine AG	8,316	327

Total Austria		1,706

BELGIUM 0.1%
CONSUMER DISCRETIONARY 0.0%
D’ieteren S.A.	1,422	66

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	7,998	251

Total Belgium		317

BRAZIL 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	6,334	0

Total Brazil		0

CANADA 2.0%
ENERGY 0.4%
Baytex Energy Corp. (b)	43,503	149
Bonavista Energy Corp.	67,119	175
Encana Corp.	14,724	172
Enerplus Corp.	42,661	344
Husky Energy, Inc. (b)	33,585	379
Pengrowth Energy Corp.	44,043	44
Penn West Petroleum Ltd. (b)	112,722	192

		1,455

FINANCIALS 0.8%
Bank of Montreal	2,580	193
Canadian Imperial Bank of Commerce	14,946	1,289
Genworth MI Canada, Inc.	5,796	160
IGM Financial, Inc.	5,938	177
National Bank of Canada	11,306	475
Power Corp. of Canada	14,754	347
Power Financial Corp.	6,485	171

		2,812

INDUSTRIALS 0.1%
Bombardier, Inc. ‘B’ (b)	60,937	93
Russel Metals, Inc.	6,424	126
WestJet Airlines Ltd.	1,516	26

		245

MATERIALS 0.5%
IAMGOLD Corp. (b)	29,235	117
Potash Corp. of Saskatchewan, Inc.	6,568	112
Teck Resources Ltd. ‘B’	74,091	1,620

		1,849

TELECOMMUNICATION SERVICES 0.0%
BCE, Inc.	2,487	110

UTILITIES 0.2%
Atco Ltd. ‘I’	9,741	379
TransAlta Corp.	52,872	311

		690

Total Canada		7,161

DENMARK 0.4%
INDUSTRIALS 0.3%
AP Moller - Maersk A/S ‘B’	714	1,183

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	62,794	323

Total Denmark		1,506

FINLAND 0.3%
INDUSTRIALS 0.0%
Metso Oyj	2,766	84

MATERIALS 0.1%
Stora Enso Oyj ‘R’	34,823	412

UTILITIES 0.2%
Fortum Oyj	31,378	496

Total Finland		992

FRANCE 5.6%
CONSUMER DISCRETIONARY 0.8%
Cie Generale des Etablissements Michelin	7,355	894
Lagardere S.C.A.	22,083	649
Television Francaise 1	4,707	56
Vivendi S.A.	58,045	1,126

		2,725

CONSUMER STAPLES 0.2%
Carrefour S.A.	4,906	116
Casino Guichard Perrachon S.A.	10,749	600

		716

ENERGY 0.8%
Total S.A.	54,479	2,754
Vallourec S.A.	29,230	194

		2,948

FINANCIALS 1.2%
BNP Paribas S.A.	14,769	983
CNP Assurances	9,413	191
Eurazeo S.A.	402	27
Natixis S.A.	16,349	101
Societe Generale S.A.	59,000	2,989

		4,291

HEALTH CARE 1.0%
Sanofi	41,250	3,729

INDUSTRIALS 0.6%
Alstom S.A. (b)	900	27
Bouygues S.A.	20,540	835
Cie de Saint-Gobain	3,209	164
Rexel S.A.	14,020	254
Vinci S.A.	10,801	858

		2,138

TELECOMMUNICATION SERVICES 0.4%
Orange S.A.	81,977	1,273

UTILITIES 0.6%
Electricite de France S.A.	72,453	609
Engie S.A.	102,534	1,449

		2,058

Total France		19,878

GERMANY 3.7%
CONSUMER DISCRETIONARY 0.5%
Bayerische Motoren Werke AG	14,026	1,280
Daimler AG	7,212	532

		1,812

CONSUMER STAPLES 0.3%
METRO AG	28,714	918
Suedzucker AG	9,315	233

		1,151

FINANCIALS 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,632	1,102
Talanx AG (b)	753	27

		1,129

HEALTH CARE 0.2%
Bayer AG	3,133	361
Rhoen Klinikum AG	5,092	139

		500

INDUSTRIALS 0.6%
Bilfinger SE (b)	6,989	269
Deutsche Lufthansa AG	88,999	1,444
Deutsche Post AG	7,463	255

		1,968

MATERIALS 0.7%
BASF SE	20,685	2,048
Evonik Industries AG	5,379	175
K+S AG	14,859	346

		2,569

UTILITIES 1.1%
E.ON SE	200,445	1,594
RWE AG	133,115	2,206
Uniper SE (b)	6,736	113

		3,913

Total Germany		13,042

HONG KONG 0.6%
CONSUMER DISCRETIONARY 0.1%
SJM Holdings Ltd.	369,000	300

INDUSTRIALS 0.1%
Noble Group Ltd.	1,984,000	275

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	84,000	310

REAL ESTATE 0.3%
Kerry Properties Ltd.	70,000	243
New World Development Co. Ltd.	21,000	26
Shimao Property Holdings Ltd.	176,000	280
Swire Pacific Ltd. ‘A’	38,500	385
Wheelock & Co. Ltd.	43,000	340

		1,274

Total Hong Kong		2,159

ISRAEL 0.3%
FINANCIALS 0.1%
Bank Leumi Le-Israel BM (b)	103,038	455

MATERIALS 0.1%
Israel Chemicals Ltd.	61,472	261

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	167,400	300

Total Israel		1,016

ITALY 1.4%
ENERGY 0.7%
Eni SpA	146,559	2,400
Snam SpA	30,020	130

		2,530

FINANCIALS 0.2%
Poste Italiane SpA	80,375	535

UTILITIES 0.5%
Enel SpA	387,636	1,824

Total Italy		4,889

JAPAN 9.1%
CONSUMER DISCRETIONARY 0.9%
Aisin Seiki Co. Ltd.	6,900	340
Benesse Holdings, Inc.	9,700	304
Bridgestone Corp.	1,900	77
DCM Holdings Co. Ltd.	3,500	32
EDION Corp.	3,600	33
Fuji Media Holdings, Inc.	18,000	249
Isuzu Motors Ltd.	6,400	85
JVC Kenwood Corp.	10,000	26
KYB Corp.	5,000	26
Nikon Corp.	23,300	339
Nissan Motor Co. Ltd.	92,400	891
Onward Holdings Co. Ltd.	18,000	124
Sega Sammy Holdings, Inc.	4,100	55
Sumitomo Rubber Industries Ltd.	16,500	282
Yamada Denki Co. Ltd.	27,500	137
Yokohama Rubber Co. Ltd.	5,700	112

		3,112

CONSUMER STAPLES 0.2%
Coca-Cola West Co. Ltd.	8,300	268
Kirin Holdings Co. Ltd.	23,800	450

		718

ENERGY 0.3%
Idemitsu Kosan Co. Ltd.	11,600	404
Inpex Corp.	3,400	33
JX Holdings, Inc.	128,900	635

		1,072

FINANCIALS 2.0%
Chiba Bank Ltd.	5,000	32
Daiwa Securities Group, Inc.	7,000	43
Fukuoka Financial Group, Inc.	14,000	61
Gunma Bank Ltd.	4,900	26
Hokuhoku Financial Group, Inc.	5,400	85
Mitsubishi UFJ Financial Group, Inc.	365,600	2,303
Mizuho Financial Group, Inc.	741,600	1,361
Nishi-Nippon Financial Holdings, Inc.	11,300	114
North Pacific Bank Ltd.	29,200	111
Resona Holdings, Inc.	109,400	588
SBI Holdings, Inc.	1,900	26
Sumitomo Mitsui Financial Group, Inc.	43,500	1,583
Sumitomo Mitsui Trust Holdings, Inc.	13,400	464
T&D Holdings, Inc.	10,900	158

		6,955

HEALTH CARE 0.3%
Daiichi Sankyo Co. Ltd.	20,400	460
Hoya Corp.	3,000	145
Takeda Pharmaceutical Co. Ltd.	13,200	622

		1,227

INDUSTRIALS 2.2%
Asahi Glass Co. Ltd.	75,000	609
Dai Nippon Printing Co. Ltd.	11,000	119
Hitachi Construction Machinery Co. Ltd.	14,700	368
ITOCHU Corp.	40,800	581
Japan Airlines Co. Ltd.	12,000	381
Kawasaki Heavy Industries Ltd.	9,000	27
Komatsu Ltd.	31,500	825
Marubeni Corp.	132,000	815
Mitsubishi Corp.	37,200	806
Mitsubishi Heavy Industries Ltd.	51,000	205
Mitsui & Co. Ltd.	77,700	1,128
Mitsui Engineering & Shipbuilding Co. Ltd.	55,000	86
Nippon Yusen KK (b)	206,000	435
Sumitomo Corp.	69,400	936
Sumitomo Heavy Industries Ltd.	8,000	56
Toshiba Corp.	197,000	425
Toyota Tsusho Corp.	800	24
West Japan Railway Co.	1,900	124

		7,950

INFORMATION TECHNOLOGY 1.9%
Brother Industries Ltd.	9,500	199
Canon, Inc.	50,800	1,586
DeNA Co. Ltd.	900	18
Fujitsu Ltd.	203,000	1,246
Gree, Inc.	13,800	87
Hitachi Ltd.	384,000	2,085
Ibiden Co. Ltd.	17,500	272
Nippon Electric Glass Co. Ltd.	60,000	364
Ricoh Co. Ltd.	92,700	765

		6,622

MATERIALS 0.7%
Asahi Kasei Corp.	16,000	155
Denka Co. Ltd.	24,000	125
DIC Corp.	7,300	270
Kobe Steel Ltd.	24,800	227
Mitsubishi Chemical Holdings Corp.	47,300	367
Mitsubishi Materials Corp.	800	24
Mitsui Mining & Smelting Co. Ltd.	65,000	221
Nippon Light Metal Holdings Co. Ltd.	14,300	32
Rengo Co. Ltd.	25,500	148
Showa Denko KK (b)	22,300	398
Sumitomo Metal Mining Co. Ltd.	13,000	186
Ube Industries Ltd.	69,000	156

		2,309

REAL ESTATE 0.0%
Daito Trust Construction Co. Ltd.	1,000	137

TELECOMMUNICATION SERVICES 0.5%
Nippon Telegraph & Telephone Corp.	26,800	1,146
NTT DOCOMO, Inc.	20,600	481

		1,627

UTILITIES 0.1%
Chugoku Electric Power Co., Inc.	12,700	141
Hokuriku Electric Power Co.	17,800	173

		314

Total Japan		32,043

LUXEMBOURG 0.4%
CONSUMER DISCRETIONARY 0.0%
RTL Group S.A. (b)	1,850	149

MATERIALS 0.4%
ArcelorMittal	163,049	1,364

Total Luxembourg		1,513

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Wynn Macau Ltd.	19,200	39

Total Macau		39

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)	41,996	2

Total Mexico		2

NETHERLANDS 2.5%
CONSUMER STAPLES 0.3%
Koninklijke Ahold Delhaize NV	49,417	1,056

ENERGY 1.6%
Fugro NV (b)	11,861	185
Royal Dutch Shell PLC ‘A’	206,525	5,437

		5,622

FINANCIALS 0.1%
Aegon NV	56,798	289
Delta Lloyd NV	30,371	173

		462

INDUSTRIALS 0.4%
Koninklijke Philips NV	41,012	1,317
PostNL NV (b)	5,621	27

		1,344

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	46,931	141
VEON Ltd. ADR	76,798	314

		455

Total Netherlands		8,939

NEW ZEALAND 0.1%
TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	85,834	210

Total New Zealand		210

NORWAY 0.7%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	15,940	243

ENERGY 0.5%
Aker Solutions ASA	13,572	82
Statoil ASA	109,874	1,889

		1,971

FINANCIALS 0.1%
DNB ASA	11,728	186
Gjensidige Forsikring ASA	6,985	107

		293

MATERIALS 0.0%
Yara International ASA	680	26

Total Norway		2,533

PORTUGAL 0.1%
UTILITIES 0.1%
EDP - Energias de Portugal S.A.	106,653	361

Total Portugal		361

SINGAPORE 0.1%
INDUSTRIALS 0.1%
Keppel Corp. Ltd.	82,700	410

Total Singapore		410

SPAIN 2.7%
CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	39,565	229

FINANCIALS 1.7%
Banco Santander S.A.	913,459	5,591
Mapfre S.A.	86,120	295

		5,886

INDUSTRIALS 0.3%
Abertis Infraestructuras S.A.	12,961	209
ACS Actividades de Construccion y Servicios S.A.	19,001	646
Obrascon Huarte Lain S.A.	66,248	303

		1,158

TELECOMMUNICATION SERVICES 0.3%
Telefonica S.A.	94,389	1,056

UTILITIES 0.3%
Endesa S.A.	47,428	1,113

Total Spain		9,442

SWEDEN 0.5%
FINANCIALS 0.1%
Nordea Bank AB	26,717	305
Ratos AB ‘B’	35,288	166

		471

HEALTH CARE 0.0%
Getinge AB ‘B’	8,880	156

INDUSTRIALS 0.1%
Skanska AB ‘B’	7,366	173

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	68,333	652
Telia Co. AB	103,478	434

		1,086

Total Sweden		1,886

SWITZERLAND 2.0%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	4,370	223

ENERGY 0.0%
Transocean Ltd.	10,721	134

FINANCIALS 1.1%
Baloise Holding AG	1,118	154
Swiss Life Holding AG	2,560	825
Swiss Re AG	12,860	1,155
Zurich Insurance Group AG	7,032	1,877

		4,011

HEALTH CARE 0.7%
Novartis AG	9,043	671
Roche Holding AG	6,518	1,667

		2,338

INDUSTRIALS 0.0%
ABB Ltd.	2,127	50

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	523	241

Total Switzerland		6,997

UNITED KINGDOM 7.6%
CONSUMER DISCRETIONARY 0.3%
Kingfisher PLC	109,328	447
Marks & Spencer Group PLC	112,113	474
Pearson PLC	22,353	191

		1,112

CONSUMER STAPLES 0.6%
British American Tobacco PLC	10,965	727
J Sainsbury PLC	147,206	488
Tate & Lyle PLC	15,180	145
WM Morrison Supermarkets PLC	246,776	743

		2,103

ENERGY 1.3%
BP PLC	765,296	4,405
Subsea 7 S.A. (b)	9,755	152

		4,557

FINANCIALS 3.4%
Barclays PLC	834,184	2,355
Direct Line Insurance Group PLC	6,293	27
HSBC Holdings PLC	857,998	6,999
Old Mutual PLC	251,929	634
Standard Chartered PLC (b)	198,300	1,897
Standard Life PLC	5,965	26

		11,938

HEALTH CARE 0.5%
GlaxoSmithKline PLC	91,301	1,898

INDUSTRIALS 0.3%
Aggreko PLC	5,168	57
BAE Systems PLC	96,397	776
Firstgroup PLC (b)	126,140	209
IMI PLC	3,671	55
Smiths Group PLC	2,707	55

Stagecoach Group PLC	44,625	117

		1,269

MATERIALS 0.3%
Anglo American PLC (b)	40,299	616
Rio Tinto PLC	12,207	491

		1,107

TELECOMMUNICATION SERVICES 0.4%
Vodafone Group PLC	519,239	1,353

UTILITIES 0.5%
Centrica PLC	296,148	806
Drax Group PLC	58,086	237
National Grid PLC	34,011	431
Severn Trent PLC	5,087	152

		1,626

Total United Kingdom		26,963

UNITED STATES 30.6%
CONSUMER DISCRETIONARY 1.9%
Abercrombie & Fitch Co. ‘A’	20,987	250
Coach, Inc.	3,818	158
Dillard’s, Inc. ‘A’	5,475	286
Ford Motor Co.	45,870	534
GameStop Corp. ‘A’	4,343	98
Gap, Inc.	24,164	587
GNC Holdings, Inc. ‘A’	11,174	82
Goodyear Tire & Rubber Co.	3,061	110
Guess?, Inc.	10,939	122
Kohl’s Corp.	22,688	903
Macy’s, Inc.	15,370	456
Mattel, Inc.	5,793	148
Nordstrom, Inc.	571	27
Regal Entertainment Group ‘A’	7,282	164
Rent-A-Center, Inc.	12,797	113
Staples, Inc.	38,822	340
Time, Inc.	15,427	299
Tupperware Brands Corp.	3,797	238
Viacom, Inc. ‘B’	29,232	1,363
Weight Watchers International, Inc. (b)	16,993	265
Wynn Resorts Ltd.	2,783	319

		6,862

CONSUMER STAPLES 2.7%
Altria Group, Inc.	6,461	461
Archer-Daniels-Midland Co.	2,565	118
Avon Products, Inc. (b)	127,574	561
Bunge Ltd.	3,745	297
Herbalife Ltd. (b)	7,290	424
Kimberly-Clark Corp.	1,741	229
Nu Skin Enterprises, Inc. ‘A’	480	27
PepsiCo, Inc.	3,796	425
Philip Morris International, Inc.	23,642	2,669
Procter & Gamble Co.	15,518	1,394
Wal-Mart Stores, Inc.	40,732	2,936

		9,541

ENERGY 5.6%
Apache Corp.	10,366	533
California Resources Corp. (b)	18,088	272
Chesapeake Energy Corp. (b)	155,574	924
Chevron Corp.	42,729	4,588
ConocoPhillips	42,481	2,119
CONSOL Energy, Inc.	6,172	104
Denbury Resources, Inc. (b)	76,000	196
Devon Energy Corp.	1,703	71
Diamond Offshore Drilling, Inc. (b)	12,225	204
Exxon Mobil Corp.	73,772	6,050
Hess Corp.	12,365	596
HollyFrontier Corp.	11,099	315
Marathon Oil Corp.	46,124	729
Marathon Petroleum Corp.	9,990	505
Murphy Oil Corp.	17,951	513
National Oilwell Varco, Inc.	16,683	669
Occidental Petroleum Corp.	9,588	607
ONEOK, Inc.	520	29
Patterson-UTI Energy, Inc.	1,121	27

Superior Energy Services, Inc. (b)	4,288	61
Valero Energy Corp.	6,657	441
Williams Cos., Inc.	4,129	122

		19,675

FINANCIALS 4.0%
Aflac, Inc.	5,416	392
American Express Co.	4,112	325
American International Group, Inc.	43,347	2,706
American National Insurance Co.	662	78
Assurant, Inc.	4,507	431
Capital One Financial Corp.	11,972	1,038
Discover Financial Services	8,538	584
Donnelley Financial Solutions, Inc. (b)	1,511	29
Fifth Third Bancorp	10,723	272
Franklin Resources, Inc.	5,926	250
Goldman Sachs Group, Inc.	1,649	379
JPMorgan Chase & Co.	33,560	2,948
Loews Corp.	8,218	384
LPL Financial Holdings, Inc.	1,608	64
Navient Corp.	44,363	655
People’s United Financial, Inc.	11,231	205
PNC Financial Services Group, Inc.	1,697	204
Progressive Corp.	3,959	155
Reinsurance Group of America, Inc.	881	112
Santander Consumer USA Holdings, Inc. (b)	17,100	228
SLM Corp. (b)	49,091	594
Travelers Cos., Inc.	15,927	1,920
U.S. Bancorp	3,984	205

		14,158

HEALTH CARE 4.1%
Anthem, Inc.	14,199	2,348
Baxter International, Inc.	7,746	402
Community Health Systems, Inc. (b)	22,322	198
HCA Holdings, Inc. (b)	17,889	1,592
Johnson & Johnson	8,538	1,063
Merck & Co., Inc.	36,539	2,322
Pfizer, Inc.	182,061	6,228
Quest Diagnostics, Inc.	5,138	505

		14,658

INDUSTRIALS 2.0%
AGCO Corp.	1,546	93
Armstrong World Industries, Inc. (b)	6,546	302
Caterpillar, Inc.	14,295	1,326
CSX Corp.	3,484	162
Cummins, Inc.	173	26
Deere & Co.	13,781	1,500
Dun & Bradstreet Corp.	863	93
Emerson Electric Co.	16,712	1,000
Joy Global, Inc.	16,223	458
L3 Technologies, Inc.	3,433	567
LSC Communications, Inc.	1,552	39
Norfolk Southern Corp.	6,007	673
Oshkosh Corp.	455	31
Pitney Bowes, Inc.	18,136	238
RR Donnelley & Sons Co.	6,808	83
Ryder System, Inc.	665	50
Trinity Industries, Inc.	2,776	74
Waste Management, Inc.	4,185	305

		7,020

INFORMATION TECHNOLOGY 4.3%
Booz Allen Hamilton Holding Corp.	10,707	379
CA, Inc.	12,322	391
Conduent, Inc. (b)	9,390	157
Corning, Inc.	32,449	876
HP, Inc.	58,806	1,051
Intel Corp.	86,191	3,109
International Business Machines Corp.	38,163	6,646
Jabil Circuit, Inc.	5,735	166
Seagate Technology PLC	30,241	1,389
Symantec Corp.	6,446	198
Western Digital Corp.	1,418	117
Western Union Co.	19,389	395

Xerox Corp.		65,806	483

			15,357

MATERIALS 1.3%
CF Industries Holdings, Inc.		11,875	348
Cliffs Natural Resources, Inc. (b)		4,971	41
Domtar Corp.		9,147	334
Dow Chemical Co.		891	57
Freeport-McMoRan, Inc. (b)		115,597	1,544
Huntsman Corp.		6,757	166
International Paper Co.		1,791	91
LyondellBasell Industries NV ‘A’		9,352	853
Mosaic Co.		28,673	837
Newmont Mining Corp.		10,051	331
Reliance Steel & Aluminum Co.		1,226	98

			4,700

TELECOMMUNICATION SERVICES 2.5%
AT&T, Inc.		111,255	4,623
CenturyLink, Inc.		44,723	1,054
Frontier Communications Corp.		64,802	139
Telephone & Data Systems, Inc.		2,649	70
Verizon Communications, Inc.		61,991	3,022
Windstream Holdings, Inc.		4,951	27

			8,935

UTILITIES 2.2%
Ameren Corp.		2,946	161
American Electric Power Co., Inc.		9,516	639
CenterPoint Energy, Inc.		17,313	477
Consolidated Edison, Inc.		10,310	801
Entergy Corp.		16,485	1,252
Exelon Corp.		32,395	1,166
FirstEnergy Corp.		30,525	971
Great Plains Energy, Inc.		4,962	145
Pinnacle West Capital Corp.		3,793	316
PPL Corp.		10,344	387
Public Service Enterprise Group, Inc.		13,985	620
Southern Co.		7,621	380
Vectren Corp.		2,289	134
Xcel Energy, Inc.		2,884	128

			7,577

Total United States			108,483

Total Common Stocks (Cost $238,563)			259,361

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.7%
AUSTRALIA 0.1%
BANKING & FINANCE 0.1%
National Australia Bank Ltd.
1.375% due 07/12/2019		400	394

Total Australia			394

AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018 ^		200	0
8.375% due 04/01/2022 ^		200	0

			0

Total Austria			0

BRAZIL 0.4%
UTILITIES 0.4%
Petrobras Global Finance BV
5.375% due 01/27/2021		483	498
6.250% due 12/14/2026	GBP	100	128
6.850% due 06/05/2115		$108	97

6.875% due 01/20/2040		2	2
8.375% due 05/23/2021		485	550
6.125% due 01/17/2022		35	37
7.375% due 01/17/2027		48	51

			1,363

Total Brazil			1,363

CANADA 0.0%
INDUSTRIALS 0.0%
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		13	13
7.000% due 03/15/2024		25	26

			39

Total Canada			39

CAYMAN ISLANDS 0.0%
INDUSTRIALS 0.0%
Park Aerospace Holdings Ltd.
5.250% due 08/15/2022		21	22
5.500% due 02/15/2024		7	7

			29

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		143	79

Total Cayman Islands			108

DENMARK 0.7%
BANKING & FINANCE 0.7%
Nykredit Realkredit A/S
3.000% due 10/01/2047	DKK	8,307	1,242
Realkredit Danmark A/S
2.000% due 04/01/2017		8,800	1,262

			2,504

Total Denmark			2,504

FRANCE 0.8%
BANKING & FINANCE 0.5%
BPCE S.A.
12.500% due 09/30/2019 (e)		$100	121
Credit Agricole S.A.
7.875% due 01/23/2024 (e)		500	510
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,015

			1,646

INDUSTRIALS 0.3%
SFR Group S.A.
7.375% due 05/01/2026		1,000	1,034

Total France			2,680

GERMANY 0.2%
BANKING & FINANCE 0.2%
Deutsche Bank AG
4.250% due 10/14/2021		590	605

Total Germany			605

IRELAND 0.1%
INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	454

Total Ireland			454

ITALY 0.1%
UTILITIES 0.1%
Telecom Italia SpA
7.375% due 12/15/2017		250	326

Total Italy			326

LUXEMBOURG 0.6%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	200	226
6.125% due 02/07/2022		$400	439

			665

INDUSTRIALS 0.0%
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		4	4

UTILITIES 0.4%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	304
6.000% due 11/27/2023		300	325
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		600	674
5.999% due 01/23/2021		30	32
6.605% due 02/13/2018	EUR	50	56

			1,391

Total Luxembourg			2,060

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		$300	0
9.250% due 06/30/2020 ^		100	0
Petroleos Mexicanos
5.375% due 03/13/2022		10	11
6.500% due 03/13/2027		40	43

			54

Total Mexico			54

NETHERLANDS 0.1%
BANKING & FINANCE 0.1%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (e)	EUR	200	233
Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 (e)		25	30

			263

Total Netherlands			263

UNITED KINGDOM 1.9%
BANKING & FINANCE 1.6%
Barclays Bank PLC
14.000% due 06/15/2019 (e)	GBP	300	461
7.625% due 11/21/2022		$830	909
HSBC Holdings PLC
3.600% due 05/25/2023		200	203
6.000% due 09/29/2023 (e)	EUR	520	598
Lloyds Banking Group PLC
7.875% due 06/27/2029 (e)	GBP	400	558
7.625% due 06/27/2023 (e)		200	274
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (e)		$360	356
8.000% due 08/10/2025 (e)		250	249
2.500% due 03/22/2023	EUR	350	387
Santander UK Group Holdings PLC
4.750% due 09/15/2025		$760	761
Santander UK PLC
5.000% due 11/07/2023		200	209

Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	595	823
TIG FinCo PLC
8.500% due 03/02/2020		60	77

			5,865

INDUSTRIALS 0.3%
EI Group PLC
6.875% due 02/15/2021		200	278
Marstons Issuer PLC
5.641% due 07/15/2035		200	228
Mitchells & Butlers Finance PLC
0.794% due 12/15/2030		147	168
Spirit Issuer PLC
6.582% due 12/28/2027		200	275
3.042% due 12/28/2031		22	26
Unique Pub Finance Co. PLC
5.659% due 06/30/2027		47	66

			1,041

Total United Kingdom			6,906

UNITED STATES 2.7%
BANKING & FINANCE 1.2%
Cantor Fitzgerald LP
7.875% due 10/15/2019		$280	308
CIT Group, Inc.
3.875% due 02/19/2019		378	389
Crown Castle International Corp.
4.000% due 03/01/2027		8	8
CyrusOne LP
5.000% due 03/15/2024		5	5
5.375% due 03/15/2027		3	3
Equinix, Inc.
5.375% due 05/15/2027		16	17
Howard Hughes Corp.
5.375% due 03/15/2025		17	17
International Lease Finance Corp.
7.125% due 09/01/2018		325	347
6.250% due 05/15/2019		1,110	1,197
Navient Corp.
8.000% due 03/25/2020		600	653
6.500% due 06/15/2022		56	57
Springleaf Finance Corp.
6.900% due 12/15/2017		200	206
8.250% due 12/15/2020		980	1,073

			4,280

INDUSTRIALS 1.2%
AMC Entertainment Holdings, Inc.
6.125% due 05/15/2027		11	11
Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		17	19
B&G Foods, Inc.
5.250% due 04/01/2025 (a)		12	12
Broadcom Corp.
2.375% due 01/15/2020		37	37
3.000% due 01/15/2022		60	60
3.625% due 01/15/2024		6	6
3.875% due 01/15/2027		26	26
BWAY Holding Co.
5.500% due 04/15/2024 (a)		21	21
7.250% due 04/15/2025 (a)		15	15
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(f)		286	333
9.000% due 02/15/2020 ^(f)		240	280
11.250% due 06/01/2017 ^(f)		304	346
Cardtronics, Inc.
5.500% due 05/01/2025 (a)		5	5
CDW LLC
5.000% due 09/01/2025		10	10
Chobani LLC
7.500% due 04/15/2025 (a)		11	11
CommScope Technologies LLC
5.000% due 03/15/2027		13	13
Community Health Systems, Inc.
6.250% due 03/31/2023		23	24
Cott Holdings, Inc.
5.500% due 04/01/2025		7	7
CVS Pass-Through Trust
8.353% due 07/10/2031		690	890

Diamond Resorts International, Inc.
7.750% due 09/01/2023		103	108
Dole Food Co., Inc.
7.250% due 06/15/2025 (a)		10	10
Eagle Acquisition Co. LLC
6.000% due 04/01/2025		4	4
Gartner, Inc.
5.125% due 04/01/2025		8	8
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027		7	7
Hexion, Inc.
10.375% due 02/01/2022		8	8
13.750% due 02/01/2022		9	9
Hilton Worldwide Finance LLC
4.625% due 04/01/2025		30	31
4.875% due 04/01/2027		19	19
iHeartCommunications, Inc.
9.000% due 03/01/2021		3	2
9.000% due 12/15/2019		54	46
9.000% due 09/15/2022		697	526
Symantec Corp.
5.000% due 04/15/2025		5	5
T-Mobile USA, Inc.
4.000% due 04/15/2022		12	12
Team Health Holdings, Inc.
6.375% due 02/01/2025		3	3
Tech Data Corp.
3.700% due 02/15/2022		5	5
4.950% due 02/15/2027		6	6
Time Warner Cable LLC
6.750% due 07/01/2018		500	529
5.000% due 02/01/2020		600	639
Time Warner, Inc.
3.800% due 02/15/2027		14	14
WellCare Health Plans, Inc.
5.250% due 04/01/2025		15	16
Wyndham Worldwide Corp.
4.500% due 04/01/2027		6	6
4.150% due 04/01/2024		5	5

			4,144

UTILITIES 0.3%
AT&T, Inc.
5.650% due 02/15/2047		8	9
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		800	825
Verizon Communications, Inc.
5.250% due 03/16/2037		50	52
5.500% due 03/16/2047		40	42
3.125% due 03/16/2022		50	50
2.137% due 03/16/2022		30	30
4.125% due 03/16/2027		70	71

			1,079

Total United States			9,503

Total Corporate Bonds & Notes (Cost $27,511)			27,259

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
UNITED KINGDOM 0.8%
Eurosail PLC
1.294% due 06/13/2045	GBP	1,241	1,485
Grifonas Finance PLC
0.042% due 08/28/2039	EUR	424	358
Juno Eclipse Ltd.
0.000% due 11/20/2022		453	479
RMAC PLC
0.584% due 06/12/2036	GBP	315	370

Total United Kingdom			2,692

UNITED STATES 3.2%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$59	54
6.000% due 07/25/2046 ^		124	109
Banc of America Funding Trust
3.177% due 05/20/2036 ^		28	26
Banc of America Mortgage Trust
3.456% due 11/20/2046 ^		11	9
6.000% due 10/25/2036 ^		34	29
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		162	156

Chase Mortgage Finance Trust
3.185% due 09/25/2036 ^	72	64
Countrywide Alternative Loan Trust
1.682% due 10/25/2037 ^	5,835	1,744
5.500% due 09/25/2035	1,934	1,818
6.000% due 06/25/2036 ^	185	153
6.000% due 02/25/2037 ^	84	57
6.000% due 06/25/2037 ^	577	466
6.250% due 12/25/2036 ^	35	26
Countrywide Home Loan Mortgage Pass-Through Trust
1.482% due 07/25/2037 ^	28	17
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^	22	12
6.000% due 01/25/2036	51	39
Credit Suisse Mortgage Capital Certificates
2.810% due 12/29/2037	202	143
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^	2	2
First Horizon Alternative Mortgage Securities Trust
3.134% due 06/25/2036	562	463
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^	14	12
JPMorgan Alternative Loan Trust
5.654% due 05/26/2037	114	95
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^	129	104
Merrill Lynch Mortgage Investors Trust
3.204% due 03/25/2036 ^	20	15
Residential Accredit Loans, Inc. Trust
1.382% due 10/25/2045	139	119
5.500% due 03/25/2037	660	528
6.250% due 03/25/2037 ^	48	42
Structured Adjustable Rate Mortgage Loan Trust
3.306% due 10/25/2036 ^	3,234	2,394
Wells Fargo Alternative Loan Trust
3.193% due 07/25/2037 ^	1,836	1,570
Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058	1,156	1,196

Total United States		11,462

Total Non-Agency Mortgage-Backed Securities (Cost $15,598)		14,154

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California State Public Works Board Revenue Notes, Series 2011	750	814
5.786% due 12/01/2021

Total California		814

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	15	15

Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		120	110

Total Illinois			125

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034		220	216

Total Michigan			216

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		385	324

Total Virginia			324

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		365	350

Total West Virginia			350

Total Municipal Bonds & Notes (Cost $1,749)			1,829

	SHARES
PREFERRED STOCKS 0.5%
GERMANY 0.5%
INDUSTRIALS 0.5%
Volkswagen AG		11,803	1,721

Total Preferred Stocks (Cost $1,637)			1,721

REAL ESTATE INVESTMENT TRUSTS 0.4%
CANADA 0.1%
REAL ESTATE 0.1%
Dream Office Real Estate Investment Trust		14,726	213

Total Canada			213

UNITED STATES 0.3%
FINANCIALS 0.1%
AGNC Investment Corp.		1,319	26
Annaly Capital Management, Inc.		35,998	400
Chimera Investment Corp.		4,648	94

			520

REAL ESTATE 0.2%
CoreCivic, Inc.		7,320	230
Hospitality Properties Trust		3,347	106
Iron Mountain, Inc.		6,760	241

			577

Total United States			1,097

Total Real Estate Investment Trusts (Cost $1,284)			1,310

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.5%
BRAZIL 0.2%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045	BRL	1,491	526

Total Brazil			526

GREECE 0.1%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	39,000	337
4.500% due 07/03/2017		10,000	88
4.750% due 04/17/2019	EUR	100	101

Total Greece			526

KUWAIT 0.1%
Kuwait International Government Bond
3.500% due 03/20/2027		$385	390

Total Kuwait			390

SAUDI ARABIA 0.1%
Saudi Government International Bond
4.500% due 10/26/2046		200	198

Total Saudi Arabia			198

SPAIN 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	50	56

Total Spain			56

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025		$100	42
7.750% due 10/13/2019		200	113

Total Venezuela			155

Total Sovereign Issues (Cost $2,104)			1,851

U.S. GOVERNMENT AGENCIES 2.2%
UNITED STATES 2.2%
Fannie Mae
3.000% due 11/01/2029		34	35
3.500% due 02/01/2046		870	890
Fannie Mae, TBA
2.500% due 05/01/2032		1,000	999
3.000% due 05/01/2047		1,300	1,287
3.500% due 05/01/2047		2,500	2,552
Freddie Mac, TBA
3.000% due 04/01/2047		2,000	1,982

Total U.S. Government Agencies (Cost $7,731)			7,745

U.S. TREASURY OBLIGATIONS 4.5%
UNITED STATES 4.5%
U.S. Treasury Bonds
2.875% due 11/15/2046 (h)		1,000	970
U.S. Treasury Notes
1.125% due 06/30/2021 (h)		1,100	1,068
1.750% due 11/30/2021		900	894
1.750% due 03/31/2022		300	297
1.750% due 05/15/2022		300	297
1.750% due 09/30/2022		500	492
1.750% due 05/15/2023		700	685
1.875% due 01/31/2022 (h)		1,600	1,597
1.875% due 02/28/2022 (h)		1,400	1,397
1.875% due 08/31/2022		500	496
2.000% due 07/31/2022		400	400
2.000% due 11/15/2026 (h)		760	734
2.125% due 12/31/2021 (h)		1,500	1,514
2.125% due 06/30/2022		1,000	1,007
2.125% due 02/29/2024		400	398
2.250% due 12/31/2023 (h)		3,610	3,623
2.250% due 01/31/2024		190	191

Total U.S. Treasury Obligations (Cost $16,067)			16,060

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (g) 0.2%			541

JAPAN TREASURY BILLS 0.6%
(0.274)% due 05/01/2017 (c)(d)	JPY	240,000	2,156

ARGENTINA TREASURY BILLS 0.1%
3.081% due 05/26/2017 - 12/15/2017 (c)(d)	$474	466

Total Argentina Treasury Bills (Cost $468)		466

Total Short-Term Instruments (Cost $3,106)		3,163

Total Investments in Securities (Cost $345,905)		365,925

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	89,606	886

Total Short-Term Instruments (Cost $886)		886

Total Investments in Affiliates (Cost $886)		886

Total Investments 103.5% (Cost $346,791)		$366,811

Financial Derivative Instruments (i)(j) (0.0)% (Cost or Premiums, net $(445))		(26)
Other Assets and Liabilities, net (3.5)%		(12,442)

Net Assets 100.0%		$354,343

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.050%	03/31/2017	04/03/2017	$541	U.S. Treasury Notes 3.500% due 05/15/2020 (2)	$(557)	$541	$541

Total Repurchase Agreements						$(557)	$541	$541

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	1.100%	03/27/2017	04/03/2017	$(1,521)	$(1,521)
GRE	0.950	03/13/2017	04/13/2017	(1,586)	(1,587)
	1.000	03/13/2017	04/19/2017	(3,596)	(3,599)
	1.080	03/24/2017	04/07/2017	(97)	(97)
JPS	0.550	03/21/2017	04/21/2017	(1,393)	(1,393)
	0.600	03/15/2017	04/17/2017	(949)	(949)
	0.770	03/01/2017	04/03/2017	(741)	(742)

Total Reverse Repurchase Agreements					$(9,888)

Short Sales

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Treasury Notes	1.125%	09/30/2021	$100	$(97)	$(97)

				$(97)	$(97)

Total Short Sales				$(97)	$(97)

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended March 31, 2017 was $(1,923) at a weighted average interest rate of 0.632%. Average borrowings includes sale-buyback transactions, of which there were none open at period end.

(h)	Securities with an aggregate market value of $9,932 have been pledged as collateral under the terms of master agreements as of March 31, 2017.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
British pound currency June Futures	Short	06/2017	56	$(124)	$0	$(19)
Euro currency June Futures	Short	06/2017	11	(15)	1	0
Japanese yen currency June Futures	Short	06/2017	3	(10)	0	(1)
U.S. Treasury 10-Year Note June Futures	Long	06/2017	16	6	3	0

Total Futures Contracts				$(143)	$4	$(20)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-26 05-Year Index	0.000%	06/20/2021	$594	$(52)	$(10)	$0	$0
CDX.HY-27 05-Year Index	0.000	12/20/2021	1,584	(129)	(28)	0	(1)

				$(181)	$(38)	$0	$(1)

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	06-Month AUD-BBR-BBSW	2.750%	06/17/2026	9,300	$(78)	$(426)	$6	$0
Pay	03-Month USD-LIBOR	1.750	12/21/2026	1,000	(53)	7	2	0
Receive	3-Month USD-LIBOR	1.250	06/21/2022	1,000	42	(4)	0	(1)
Receive	3-Month USD-LIBOR	1.500	06/21/2024	2,200	(114)	(3)	3	0
Receive	3-Month USD-LIBOR	1.500	06/21/2027	7,400	625	11	0	(11)
Receive	3-Month USD-LIBOR	1.750	06/21/2047	1,050	218	10	0	(2)
Pay	3-Month ZAR-JIBAR	8.250	03/15/2022	2,800	5	4	0	0
Pay	3-Month ZAR-JIBAR	7.750	09/20/2022	29,900	(2)	(6)	0	(5)
Receive	6-Month JPY-LIBOR	0.000	09/20/2026	320,000	69	0	3	0
Receive	6-Month JPY-LIBOR	0.450	03/20/2029	430,000	(13)	(2)	7	0
Receive	6-Month JPY-LIBOR	0.415	03/25/2029	20,000	0	0	0	0
Receive	6-Month JPY-LIBOR	0.400	03/27/2029	40,000	1	1	1	0
Receive	6-Month JPY-LIBOR	0.450	03/29/2029	40,000	(1)	0	1	0
Pay	28-Day MXN-TIIE	5.610	07/07/2021	700	(2)	0	0	0
Pay	28-Day MXN-TIIE	6.750	08/31/2021	2,000	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	5.798	09/06/2021	4,500	(13)	1	1	0
Pay	28-Day MXN-TIIE	7.030	11/10/2021	2,400	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.350	11/17/2021	600	0	0	0	0
Pay	28-Day MXN-TIIE	7.388	11/17/2021	500	0	0	0	0
Pay	28-Day MXN-TIIE	7.199	12/03/2021	500	0	0	0	0
Pay	28-Day MXN-TIIE	7.538	02/23/2022	1,000	1	1	0	0
Pay	28-Day MXN-TIIE	5.950	01/30/2026	600	(3)	1	0	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026	4,300	(22)	(18)	1	0
Receive	28-Day MXN-TIIE	6.080	03/10/2026	15,500	(74)	(59)	3	0
Pay	28-Day MXN-TIIE	6.490	09/08/2026	30,000	(105)	(118)	7	0
Pay	28-Day MXN-TIIE	7.380	11/04/2026	100	0	0	0	0
Pay	28-Day MXN-TIIE	8.090	01/15/2027	3,300	9	9	1	0
Pay	28-Day MXN-TIIE	8.120	01/15/2027	700	2	2	0	0
Pay	28-Day MXN-TIIE	7.865	02/02/2027	2,400	4	4	1	0
Pay	28-Day MXN-TIIE	8.010	02/04/2027	1,200	3	3	0	0
Pay	28-Day MXN-TIIE	7.818	02/17/2027	1,100	2	2	0	0

					$498	$(582)	$37	$(19)

Total Swap Agreements					$317	$(620)	$37	$(20)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	04/2017	BRL	1,604		$506	$0	$(6)
	04/2017	DKK	8,976		1,363	75	0
	04/2017	EUR	1,899		2,014	0	(11)
	04/2017		$521	BRL	1,604	0	(9)
	04/2017		1,221	DKK	8,362	0	(21)
	04/2017		2,443	JPY	271,633	0	(3)
	04/2017		1,364	MXN	28,039	130	0
	05/2017	BRL	1,604		$518	9	0
	05/2017	JPY	271,633		2,445	3	0
	07/2017	DKK	8,362		1,226	21	0
BPS	04/2017		$1,900	EUR	1,762	0	(21)
	05/2017	EUR	1,762		$1,903	21	0
CBK	04/2017	AUD	1,040		796	1	0
	04/2017	EUR	768		816	0	(3)
	05/2017	JPY	240,000		2,128	0	(30)
DUB	04/2017		$442	RUB	26,436	26	0
GLM	04/2017	GBP	819		$998	0	(28)
	04/2017		$958	EUR	905	8	0
	04/2017		2,649	GBP	2,132	22	0
	05/2017	GBP	2,132		$2,651	0	(22)
	05/2017	ZAR	1,046		78	1	(1)
HUS	04/2017	BRL	1,604		518	6	0
	04/2017	DKK	8,425		1,217	8	0
	04/2017	JPY	271,633		2,419	0	(21)
	04/2017		$506	BRL	1,604	6	0
	04/2017		49	PEN	159	0	0
	06/2017		166		550	2	0
JPM	04/2017	MXN	2,157		$108	0	(7)
	04/2017		$94	MXN	1,800	2	0
	05/2017		72	ZAR	902	0	(5)
MSB	04/2017	GBP	1,313		$1,647	2	0
SCX	04/2017	AUD	82		62	0	(1)
	04/2017		$89	AUD	116	0	0

Total Forward Foreign Currency Contracts						$343	$(189)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	0.000%	12/20/2021	2.820%	$200	$(36)	$21	$0	$(15)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.000%	09/17/2058	$2,300	$(128)	$79	$0	$(49)
FBF	CMBX.NA.AAA.9 Index	0.000	09/17/2058	600	(24)	11	0	(13)
GST	CMBX.NA.AAA.9 Index	0.000	09/17/2058	3,200	(132)	63	0	(69)
MYC	CMBX.NA.AAA.9 Index	0.000	09/17/2058	2,400	(133)	82	0	(51)

					$(417)	$235	$0	$(182)

Interest Rate Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	2.500%	05/17/2022	$4,500	$8	$8	$16	$0

Total Swap Agreements						$(445)	$264	$16	$(197)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$6,081	$0	$6,081
Netherlands	0	822	0	822
United States	0	20,523	800	21,323
Loan Participations and Assignments
Canada	0	10	0	10
Ireland	0	40	0	40
Luxembourg	0	5	0	5
United States	0	3,187	4	3,191
Common Stocks
Australia
Consumer Discretionary	0	137	0	137
Consumer Staples	0	713	0	713
Energy	0	996	0	996
Financials	0	2,408	0	2,408
Health Care	0	183	0	183
Industrials	0	94	0	94
Materials	0	2,311	0	2,311
Telecommunication Services	0	32	0	32
Austria
Energy	0	662	0	662
Financials	0	717	0	717
Materials	0	327	0	327
Belgium
Consumer Discretionary	0	66	0	66
Telecommunication Services	0	251	0	251
Canada
Energy	1,455	0	0	1,455
Financials	2,812	0	0	2,812
Industrials	245	0	0	245
Materials	1,849	0	0	1,849
Telecommunication Services	110	0	0	110
Utilities	690	0	0	690
Denmark
Industrials	0	1,183	0	1,183
Telecommunication Services	0	323	0	323
Finland
Industrials	0	84	0	84
Materials	0	412	0	412
Utilities	0	496	0	496
France
Consumer Discretionary	0	2,725	0	2,725
Consumer Staples	0	716	0	716
Energy	0	2,948	0	2,948
Financials	0	4,291	0	4,291
Health Care	0	3,729	0	3,729
Industrials	0	2,138	0	2,138
Telecommunication Services	0	1,273	0	1,273
Utilities	0	2,058	0	2,058
Germany
Consumer Discretionary	0	1,812	0	1,812
Consumer Staples	0	1,151	0	1,151
Financials	0	1,129	0	1,129
Health Care	0	500	0	500
Industrials	0	1,968	0	1,968
Materials	0	2,569	0	2,569
Utilities	0	3,913	0	3,913
Hong Kong
Consumer Discretionary	0	300	0	300
Industrials	0	275	0	275
Information Technology	0	310	0	310
Real Estate	0	1,274	0	1,274
Israel
Financials	0	455	0	455
Materials	0	261	0	261
Telecommunication Services	0	300	0	300
Italy
Energy	0	2,530	0	2,530
Financials	0	535	0	535
Utilities	0	1,824	0	1,824
Japan
Consumer Discretionary	0	3,112	0	3,112
Consumer Staples	0	718	0	718
Energy	0	1,072	0	1,072
Financials	0	6,955	0	6,955
Health Care	0	1,227	0	1,227
Industrials	0	7,950	0	7,950
Information Technology	0	6,622	0	6,622
Materials	0	2,309	0	2,309
Real Estate	0	137	0	137
Telecommunication Services	0	1,627	0	1,627
Utilities	0	314	0	314
Luxembourg
Consumer Discretionary	0	149	0	149
Materials	0	1,364	0	1,364
Macau
Consumer Discretionary	0	39	0	39
Mexico
Consumer Discretionary	2	0	0	2
Netherlands
Consumer Staples	0	1,056	0	1,056
Energy	0	5,622	0	5,622
Financials	0	462	0	462
Industrials	0	1,344	0	1,344
Telecommunication Services	314	141	0	455
New Zealand
Telecommunication Services	0	210	0	210
Norway
Consumer Staples	0	243	0	243
Energy	0	1,971	0	1,971
Financials	0	293	0	293
Materials	0	26	0	26
Portugal
Utilities	0	361	0	361
Singapore
Industrials	0	410	0	410
Spain
Consumer Staples	0	229	0	229
Financials	0	5,886	0	5,886
Industrials	0	1,158	0	1,158
Telecommunication Services	0	1,056	0	1,056
Utilities	0	1,113	0	1,113
Sweden
Financials	0	471	0	471
Health Care	0	156	0	156
Industrials	0	173	0	173
Telecommunication Services	0	1,086	0	1,086
Switzerland
Consumer Discretionary	223	0	0	223
Energy	134	0	0	134
Financials	0	4,011	0	4,011
Health Care	0	2,338	0	2,338
Industrials	0	50	0	50
Telecommunication Services	0	241	0	241
United Kingdom
Consumer Discretionary	0	1,112	0	1,112
Consumer Staples	0	2,103	0	2,103
Energy	0	4,557	0	4,557
Financials	0	11,938	0	11,938
Health Care	0	1,898	0	1,898
Industrials	0	1,269	0	1,269
Materials	0	1,107	0	1,107
Telecommunication Services	0	1,353	0	1,353
Utilities	237	1,389	0	1,626
United States
Consumer Discretionary	6,862	0	0	6,862
Consumer Staples	9,541	0	0	9,541
Energy	19,675	0	0	19,675
Financials	14,158	0	0	14,158
Health Care	14,658	0	0	14,658
Industrials	7,020	0	0	7,020
Information Technology	15,357	0	0	15,357
Materials	4,700	0	0	4,700
Telecommunication Services	8,935	0	0	8,935
Utilities	7,577	0	0	7,577
Corporate Bonds & Notes
Australia
Banking & Finance	0	394	0	394
Brazil
Utilities	0	1,363	0	1,363
Canada
Industrials	0	39	0	39
Cayman Islands
Industrials	0	29	0	29
Utilities	0	79	0	79
Denmark
Banking & Finance	0	2,504	0	2,504
France
Banking & Finance	0	1,646	0	1,646
Industrials	0	1,034	0	1,034
Germany
Banking & Finance	0	605	0	605
Ireland
Industrials	0	454	0	454
Italy
Utilities	0	326	0	326
Luxembourg
Banking & Finance	0	665	0	665
Industrials	0	4	0	4
Utilities	0	1,391	0	1,391
Mexico
Industrials	0	54	0	54
Netherlands
Banking & Finance	0	263	0	263
United Kingdom
Banking & Finance	0	5,865	0	5,865
Industrials	0	1,041	0	1,041
United States
Banking & Finance	0	4,280	0	4,280
Industrials	0	4,144	0	4,144
Utilities	0	1,079	0	1,079
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,692	0	2,692
United States	0	11,367	95	11,462
Municipal Bonds & Notes
California	0	814	0	814
Illinois	0	125	0	125
Michigan	0	216	0	216
Virginia	0	324	0	324
West Virginia	0	350	0	350
Preferred Stocks
Germany
Industrials	0	1,721	0	1,721
Real Estate Investment Trusts
Canada
Real Estate	213	0	0	213
United States
Financials	520	0	0	520
Real Estate	577	0	0	577
Sovereign Issues
Brazil	0	526	0	526
Greece	0	526	0	526
Kuwait	0	390	0	390
Saudi Arabia	0	198	0	198
Spain	0	56	0	56
Venezuela	0	155	0	155
U.S. Government Agencies
United States	0	7,745	0	7,745
U.S. Treasury Obligations
United States	0	16,060	0	16,060
Short-Term Instruments
Repurchase Agreements	0	541	0	541
Japan Treasury Bills	0	2,156	0	2,156
Argentina Treasury Bills	0	466	0	466
	$117,864	$247,162	$899	$365,925

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$886	$0	$0	$886

Total Investments	$118,750	$247,162	$899	$366,811

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	0	(97)	0	(97)
	$0	$(97)	$0	$(97)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4	37	0	41
Over the counter	0	359	0	359
	$4	$396	$0	$400
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(20)	0	(40)
Over the counter	0	(386)	0	(386)

	$(20)	$(406)	$0	$(426)

Total Financial Derivative Instruments	$(16)	$(10)	$0	$(26)

Totals	$118,734	$247,055	$899	$366,688

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 71.8%
COMMON STOCKS 65.1%
AUSTRALIA 2.0%
MATERIALS 2.0%
BHP Billiton Ltd. SP - ADR	300,000	$10,896

Total Australia		10,896

CANADA 1.8%
UTILITIES 1.8%
Fortis, Inc.	290,000	9,610

Total Canada		9,610

IRELAND 1.6%
HEALTH CARE 1.6%
Medtronic PLC	105,000	8,459

Total Ireland		8,459

SWITZERLAND 2.8%
CONSUMER STAPLES 2.8%
Nestle S.A.	195,000	14,967

Total Switzerland		14,967

UNITED KINGDOM 2.9%
INDUSTRIALS 2.9%
IHS Markit Ltd. (a)	370,000	15,521

Total United Kingdom		15,521

UNITED STATES 54.0%
CONSUMER DISCRETIONARY 13.6%
Carnival Corp.	230,000	13,549
Dollar Tree, Inc. (a)	95,000	7,454
Expedia, Inc.	20,000	2,523
Las Vegas Sands Corp. (g)	213,000	12,156
Lowe’s Cos., Inc.	100,000	8,221
Newell Brands, Inc.	125,000	5,896
Royal Caribbean Cruises Ltd.	110,708	10,862
Wynn Resorts Ltd.	101,500	11,633

		72,294

CONSUMER STAPLES 1.9%
Kroger Co.	350,000	10,322

ENERGY 11.8%
Enable Midstream Partners LP (g)	311,000	5,191
Energy Transfer Partners LP	265,000	9,678
Enterprise Products Partners LP	625,547	17,271
ONEOK, Inc. (g)	125,000	6,930
Plains All American Pipeline LP	195,000	6,164
Williams Partners LP (g)	430,000	17,557

		62,791

FINANCIALS 6.5%
First Republic Bank	120,000	11,257
Signature Bank (a)(g)	55,000	8,162

Wells Fargo & Co.	270,000	15,028

		34,447

HEALTH CARE 6.9%
Abbott Laboratories	190,000	8,438
Johnson & Johnson	42,500	5,293
Laboratory Corp. of America Holdings (a)	80,000	11,478
Quintiles IMS Holdings, Inc. (a)	140,000	11,274

		36,483

INDUSTRIALS 7.5%
American Airlines Group, Inc.	120,000	5,076
FedEx Corp.	45,000	8,782
Kansas City Southern	220,000	18,867
KAR Auction Services, Inc. (g)	170,000	7,424

		40,149

INFORMATION TECHNOLOGY 4.2%
Alphabet, Inc. ‘C’ (a)	7,000	5,807
First Data Corp. ‘A’ (a)	1,075,000	16,662

		22,469

MATERIALS 1.6%
Sealed Air Corp.	190,000	8,280

Total United States		287,235

Total Common Stocks (Cost $326,846)		346,688

REAL ESTATE INVESTMENT TRUSTS 1.2%
UNITED STATES 1.2%
REAL ESTATE 1.2%
Iron Mountain, Inc.	180,000	6,420

Total Real Estate Investment Trusts (Cost $5,437)		6,420

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY OBLIGATIONS 0.6%
UNITED STATES 0.6%
U.S. Treasury Floating Rate Notes
0.956% due 07/31/2018	$3,200	3,206

Total U.S. Treasury Obligations (Cost $3,200)		3,206

SHORT-TERM INSTRUMENTS 4.9%
REPURCHASE AGREEMENTS (d) 0.1%		542

U.S. TREASURY BILLS 4.8%
0.683% due 04/20/2017 - 04/27/2017 (b)(c)(h)(j)	25,337	25,326

Total Short-Term Instruments (Cost $25,868)		25,868

Total Investments in Securities (Cost $361,351)		382,182

	SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short-Term Floating NAV Portfolio III	15,524,224	153,472

Total Short-Term Instruments (Cost $153,481)	153,472

Total Investments in Affiliates (Cost $153,481)	153,472

Total Investments 100.6% (Cost $514,832)	$535,654
Securities Sold Short (e) (17.4)% (Proceeds $93,679)	(92,744)
Financial Derivative Instruments (f)(i) 0.0% (Cost or Premiums, net $0)	141
Other Assets and Liabilities, net 16.8%	89,166

Net Assets 100.0%	$532,217

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SSB	0.050%	03/31/2017	04/03/2017	$542	U.S. Treasury Notes 3.500% due 05/15/2020(2)	$(557)	$542	$542

Total Repurchase Agreements						$(557)	$542	$542

(e)	Securities Sold Short:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales(3)
	Common Stocks
	Brazil
	Industrials
GSC	Embraer S.A. SP - ADR	85,000	$(1,929)	$(1,877)
	Canada
	Energy
	Enbridge, Inc.	78,800	(3,464)	(3,301)
	Industrials
FOB	Canadian Pacific Railway Ltd.	25,000	(3,653)	(3,682)
	United Kingdom
	Industrials
GSC	Rolls-Royce Holdings PLC	550,000	(4,968)	(5,196)
	United States
	Consumer Discretionary
FOB	Buckle, Inc.	130,430	(4,040)	(2,426)
	Consumer Staples
	Procter & Gamble Co.	100,000	(8,356)	(8,985)
GSC	Whole Foods Market, Inc.	170,000	(5,068)	(5,052)
	Energy
	Exxon Mobil Corp.	85,000	(7,438)	(6,971)
	Financials
FOB	T Rowe Price Group, Inc.	38,000	(2,724)	(2,589)
GSC	Affiliated Managers Group, Inc.	32,000	(5,379)	(5,246)
	Franklin Resources, Inc.	50,000	(2,122)	(2,117)
	Invesco Ltd.	98,000	(3,186)	(3,002)
	Health Care
	INC Research Holdings, Inc. ‘A’	75,000	(3,377)	(3,439)
	Industrials
FOB	Lockheed Martin Corp.	20,027	(5,215)	(5,359)
	Werner Enterprises, Inc.	80,000	(2,232)	(2,096)
GSC	FTI Consulting, Inc.	70,000	(2,925)	(2,882)
	Macquarie Infrastructure Corp.	17,000	(1,354)	(1,370)
	Swift Transportation Co.	150,000	(3,584)	(3,081)
	Terex Corp.	90,000	(2,687)	(2,826)
	United Rentals, Inc.	32,000	(4,069)	(4,002)
	Information Technology
FOB	Booz Allen Hamilton Holding Corp.	75,000	(2,667)	(2,654)
GSC	NVIDIA Corp.	10,000	(1,074)	(1,090)
	Materials
	Alcoa Corp.	51,800	(1,822)	(1,782)
	Exchange-Traded Funds
	United States
FOB	Consumer Staples Select Sector SPDR Fund	71,000	(3,687)	(3,875)
GSC	Technology Select Sector SPDR Fund	35,000	(1,635)	(1,866)
FOB	VanEck Vectors Semiconductor ETF	75,000	(5,024)	(5,978)

Total Short Sales			$(93,679)	$(92,744)

(1)	Includes accrued interest.

(2)	Collateral is held in custody by the counterparty.

(3)	Payable for short sales includes $43 of dividends payable.

(f) Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index June Futures	Short	06/2017	114	$45	$31	$0
Euro STOXX 50 June Futures	Long	06/2017	336	326	97	0
Russell 2000 Mini Index June Futures	Short	06/2017	234	(158)	0	(36)

Total Futures Contracts				$213	$128	$(36)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection(1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-27 5-Year Index	5.000%	12/20/2021	$49,500	$(4,011)	$(874)	$0	$(37)

Total Swap Agreements				$(4,011)	$(874)	$0	$(37)

(g)	Securities with an aggregate market value of $19,851 and cash of $93,694 have been pledged as collateral as of March 31, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Securities with an aggregate market value of $1,936 and cash of $1,893 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2017.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BRC	04/2017	$	13,238	AUD	17,310	$0	$(13)
	05/2017	AUD	17,310	$	13,231	13	0
CBK	04/2017	CHF	14,407		14,352	0	(32)
GLM	04/2017	CAD	2,211		1,659	0	(3)
	04/2017	GBP	1,805		2,224	0	(37)
	04/2017	$	1,807	AUD	2,383	14	0
HUS	04/2017	AUD	778	$	602	7	0
MSB	05/2017	$	1,329	BRL	4,183	0	(2)
RBC	04/2017		14,416	CHF	14,407	29	(62)
	05/2017	CHF	7,334	$	7,395	62	0
SCX	04/2017	AUD	18,915		14,565	113	0
	05/2017	$	1,058	BRL	3,344	3	0
TOR	04/2017		2,229	AUD	2,910	0	(6)

Total Forward Foreign Currency Contracts						$241	$(155)

(j)	Securities with an aggregate market value of $314 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Common Stocks
Australia
Materials	$10,896	$0	$0	$10,896
Canada
Utilities	9,610	0	0	9,610
Ireland
Health Care	8,459	0	0	8,459
Switzerland
Consumer Staples	0	14,967	0	14,967
United Kingdom
Industrials	15,521	0	0	15,521
United States
Consumer Discretionary	72,294	0	0	72,294
Consumer Staples	10,322	0	0	10,322
Energy	62,791	0	0	62,791
Financials	34,447	0	0	34,447
Health Care	36,483	0	0	36,483
Industrials	40,149	0	0	40,149
Information Technology	22,469	0	0	22,469
Materials	8,280	0	0	8,280
Real Estate Investment Trusts
United States
Real Estate	6,420	0	0	6,420
U.S. Treasury Obligations
United States	0	3,206	0	3,206
Short-Term Instruments
Repurchase Agreements	0	542	0	542
U.S. Treasury Bills	0	25,326	0	25,326
	$338,141	$44,041	$0	$382,182

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153,472	$0	$0	$153,472

Total Investments	$491,613	$44,041	$0	$535,654

Short Sales, at Value - Liabilities
Common Stocks
Brazil
Industrials	$(1,877)	$0	$0	$(1,877)
Canada
Energy	(3,301)	0	0	(3,301)
Industrials	(3,682)	0	0	(3,682)
United Kingdom
Industrials	0	(5,196)	0	(5,196)
United States
Consumer Discretionary	(2,426)	0	0	(2,426)
Consumer Staples	(14,037)	0	0	(14,037)
Energy	(6,971)	0	0	(6,971)
Financials	(12,954)	0	0	(12,954)
Health Care	(3,439)	0	0	(3,439)
Industrials	(21,616)	0	0	(21,616)
Information Technology	(3,744)	0	0	(3,744)
Materials	(1,782)	0	0	(1,782)
Exchange-Traded Funds
United States	(11,719)	0	0	(11,719)
	$(87,548)	$(5,196)	$0	$(92,744)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	128	0	0	128
Over the counter	0	241	0	241
	$128	$241	$0	$369

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(37)	0	(73)
Over the counter	0	(155)	0	(155)

	$(36)	$(192)	$0	$(228)

Total Financial Derivative Instruments	$92	$49	$0	$141

Totals	$404,157	$38,894	$0	$443,051

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 91.7%
BRAZIL 12.9%
CONSUMER DISCRETIONARY 0.5%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	474,200	$2,005
Grendene S.A.	28,300	205
MRV Engenharia e Participacoes S.A.	394,300	1,809
Via Varejo S.A.	726,600	2,407

		6,426

CONSUMER STAPLES 0.8%
Ambev S.A. ADR	293,757	1,692
BRF S.A.	75,300	929
JBS S.A.	801,800	2,615
Marfrig Global Foods S.A. (a)	1,409,900	2,571
Natura Cosmeticos S.A.	375,100	3,476

		11,283

ENERGY 2.2%
Cosan S.A. Industria e Comercio	130,300	1,618
Petroleo Brasileiro S.A. SP - ADR (a)	3,072,994	29,777

		31,395

FINANCIALS 5.2%
Banco Bradesco S.A. ADR	1,651,054	16,907
Banco do Brasil S.A.	2,574,200	27,768
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	353,500	2,178
BTG Pactual Group	63,386	391
Itau Unibanco Holding S.A. SP - ADR ‘H’	1,959,726	23,654
Porto Seguro S.A.	18,800	171
Sul America S.A.	392,446	2,092

		73,161

HEALTH CARE 0.0%
Hypermarcas S.A.	49,500	459

INDUSTRIALS 0.2%
CCR S.A.	120,100	692
EcoRodovias Infraestrutura e Logistica S.A.	433,400	1,252
Embraer S.A. SP - ADR	24,676	545
Localiza Rent a Car S.A.	14,900	198

		2,687

MATERIALS 1.1%
Cia Siderurgica Nacional S.A. SP - ADR (a)	1,336,411	3,902
Duratex S.A.	468,500	1,377
Fibria Celulose S.A. SP - ADR	135,634	1,240
Gerdau S.A. SP - ADR	2,484,214	8,570

		15,089

REAL ESTATE 0.2%
BR Malls Participacoes S.A. (a)	312,920	1,448
BR Properties S.A. (a)	244,400	715

		2,163

TELECOMMUNICATION SERVICES 0.4%
Telefonica Brasil S.A. ADR	198,428	2,947
TIM Participacoes S.A. ADR	200,598	3,205

		6,152

UTILITIES 2.3%
AES Tiete Energia S.A.	366,800	1,605
Alupar Investimento S.A.	66,625	436
Cia de Saneamento Basico do Estado de Sao Paulo ADR	410,010	4,268
Cia de Saneamento de Minas Gerais-COPASA	103,200	1,457

Cia Energetica de Minas Gerais SP - ADR	3,673,467	12,086
CPFL Energia S.A. ADR	182,201	2,986
EDP - Energias do Brasil S.A.	554,600	2,471
Energisa S.A.	20,600	150
Engie Brasil Energia S.A.	108,900	1,230
Light S.A.	615,600	3,886
Transmissora Alianca de Energia Eletrica S.A.	114,900	842

		31,417

Total Brazil		180,232

CHILE 1.0%
CONSUMER STAPLES 0.2%
Cencosud S.A.	837,716	2,567

ENERGY 0.0%
Empresas COPEC S.A.	30,727	335

FINANCIALS 0.2%
Banco de Chile	5,031,222	603
Banco de Credito e Inversiones	9,244	507
Banco Santander Chile ADR	26,682	669
Sociedad Matriz del Banco de Chile S.A. ‘B’	1,055,960	378

		2,157

INDUSTRIALS 0.1%
Latam Airlines Group S.A. SP - ADR	89,022	1,128

MATERIALS 0.3%
Antofagasta PLC	174,298	1,820
CAP S.A.	191,213	2,250
Empresas CMPC S.A.	115,026	280
Sociedad Quimica y Minera de Chile S.A. SP - ADR	16,317	561

		4,911

TELECOMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A. (a)	43,850	532

UTILITIES 0.2%
Colbun S.A.	859,160	191
Enel Americas S.A. ADR	104,841	1,089
Enel Chile S.A.	2,561,270	284
Enel Generacion Chile S.A. ADR	8,362	186
Inversiones Aguas Metropolitanas S.A.	237,683	373

		2,123

Total Chile		13,753

CHINA 16.3%
CONSUMER DISCRETIONARY 0.3%
Belle International Holdings Ltd.	5,055,000	3,288
Dongfeng Motor Group Co. Ltd. ‘H’	270,000	303
Zhongsheng Group Holdings Ltd.	786,000	1,170

		4,761

CONSUMER STAPLES 0.1%
Tingyi Cayman Islands Holding Corp.	1,172,000	1,472

ENERGY 3.1%
China Coal Energy Co. Ltd. ‘H’ (a)	1,188,000	600
China Oilfield Services Ltd.‘H’	164,000	158
China Petroleum & Chemical Corp. ‘H’	15,918,400	12,957
China Shenhua Energy Co. Ltd. ‘H’	3,013,000	7,010
CNOOC Ltd.	11,228,000	13,421
Inner Mongolia Yitai Coal Co. Ltd. ‘B’	1,917,894	2,131
PetroChina Co. Ltd. ‘H’	8,574,000	6,281
Yanzhou Coal Mining Co. Ltd. ‘H’	1,248,000	971

		43,529

FINANCIALS 8.6%
Agricultural Bank of China Ltd. ‘H’	23,818,000	10,984
Bank of China Ltd. ‘H’	43,458,000	21,611
Bank of Communications Co. Ltd. ‘H’	6,837,000	5,322
China Cinda Asset Management Co. Ltd. ‘H’	379,000	147

China CITIC Bank Corp. Ltd. ‘H’	4,323,000	2,868
China Construction Bank Corp. ‘H’	51,928,000	41,839
China Everbright Bank Co. Ltd. ‘H’	1,971,000	964
China Huarong Asset Management Co. Ltd. ‘H’ (a)	2,023,000	828
China Life Insurance Co. Ltd. ‘H’	281,000	860
China Merchants Bank Co. Ltd. ‘H’	1,077,000	2,850
China Minsheng Banking Corp. Ltd. ‘H’	1,679,600	1,795
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	2,220,000	1,500
Industrial & Commercial Bank of China Ltd. ‘H’	41,083,000	26,883
People’s Insurance Co. Group of China Ltd. ‘H’	763,000	317
Ping An Insurance Group Co. of China Ltd. ‘H’	196,000	1,099
Postal Savings Bank of China Co. Ltd. ‘H’ (a)	911,000	564

		120,431

HEALTH CARE 0.0%
China Resources Pharmaceutical Group Ltd. (a)	135,000	158

INDUSTRIALS 0.6%
Air China Ltd. ‘H’	398,000	322
Beijing Capital International Airport Co. Ltd. ‘H’	604,000	723
China Communications Construction Co. Ltd. ‘H’	147,000	207
China Energy Engineering Corp. Ltd. ‘H’	1,058,000	193
China Railway Construction Corp. Ltd. ‘H’	228,000	324
China Southern Airlines Co. Ltd. ‘H’	228,000	158
Guangshen Railway Co. Ltd. ‘H’	628,000	380
Harbin Electric Co. Ltd. ‘H’	1,094,000	630
Shanghai Electric Group Co. Ltd. ‘H’	288,000	143
Shenzhen Expressway Co. Ltd. ‘H’	146,000	132
Sinopec Engineering Group Co. Ltd. ‘H’	979,500	1,006
Sinotrans Ltd. ‘H’	333,000	156
Sinotruk Hong Kong Ltd.	687,000	516
Weichai Power Co. Ltd. ‘H’	503,000	889
Yangzijiang Shipbuilding Holdings Ltd.	1,119,100	903
Zhejiang Expressway Co. Ltd. ‘H’	956,000	1,250
Zoomlion Heavy Industry Science and Technology Co. Ltd. ‘H’	713,800	383

		8,315

INFORMATION TECHNOLOGY 0.2%
China Railway Signal & Communication Corp. Ltd. ‘H’	258,000	208
Legend Holdings Corp. ‘H’	528,100	1,353
Lenovo Group Ltd.	1,768,000	1,165
Semiconductor Manufacturing International Corp. (a)	113,500	141
Sohu.com, Inc. (a)	8,532	335

		3,202

MATERIALS 0.9%
Angang Steel Co. Ltd. ‘H’ (a)	580,000	413
Anhui Conch Cement Co. Ltd. ‘H’	362,500	1,233
China BlueChemical Ltd. ‘H’	2,306,000	743
China Hongqiao Group Ltd.	872,500	633
China National Building Material Co. Ltd. ‘H’	11,922,000	7,679
China National Materials Co. Ltd. ‘H’	1,261,000	418
China Zhongwang Holdings Ltd.	630,800	283
Jiangxi Copper Co. Ltd. ‘H’	135,000	210
Maanshan Iron & Steel Co. Ltd. ‘H’ (a)	532,000	192
Shandong Chenming Paper Holdings Ltd. ‘B’	194,800	228

		12,032

REAL ESTATE 1.8%
Agile Group Holdings Ltd.	3,026,000	2,623
China Evergrande Group	3,555,000	3,296
CIFI Holdings Group Co. Ltd.	1,326,000	515
Country Garden Holdings Co. Ltd.	4,884,000	4,392
Future Land Development Holdings Ltd.	1,565,138	455
Greentown China Holdings Ltd. (a)	1,804,000	1,719
Guangzhou R&F Properties Co. Ltd. ‘H’	2,451,400	3,830
KWG Property Holding Ltd.	2,042,500	1,480
Logan Property Holdings Co. Ltd.	346,000	183
Longfor Properties Co. Ltd.	119,000	196
Powerlong Real Estate Holdings Ltd.	630,000	238
Red Star Macalline Group Corp. Ltd. ‘H’	346,800	385
Shui On Land Ltd.	3,656,000	824
Sino-Ocean Land Holdings Ltd.	3,422,000	1,608
SOHO China Ltd.	3,919,000	2,098
Sunac China Holdings Ltd.	324,000	421
Yuzhou Properties Co. Ltd.	431,000	180

		24,443

TELECOMMUNICATION SERVICES 0.5%
China Communications Services Corp. Ltd. ‘H’	2,846,000	1,864

China Telecom Corp. Ltd. ‘H’	8,990,000	4,391

		6,255

UTILITIES 0.2%
CGN Power Co. Ltd. ‘H’	440,000	136
China Longyuan Power Group Corp. Ltd. ‘H’	312,000	243
Datang International Power Generation Co. Ltd. ‘H’	4,494,000	1,354
Huadian Fuxin Energy Corp. Ltd. ‘H’	1,442,000	321
Huadian Power International Corp. Ltd. ‘H’	338,000	144
Huaneng Power International, Inc. ‘H’	1,244,000	831

		3,029

Total China		227,627

GREECE 1.2%
CONSUMER DISCRETIONARY 0.2%
FF Group (a)	27,729	530
OPAP S.A.	270,435	2,517

		3,047

FINANCIALS 0.9%
Alpha Bank AE (a)	2,572,858	4,599
Eurobank Ergasias S.A. (a)	706,769	432
National Bank of Greece S.A. (a)	18,167,917	4,649
Piraeus Bank S.A. (a)	13,315,501	2,412

		12,092

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	215,732	2,027

UTILITIES 0.0%
Public Power Corp. S.A.	66,634	208

Total Greece		17,374

HONG KONG 2.9%
CONSUMER DISCRETIONARY 0.0%
Dah Chong Hong Holdings Ltd.	600,000	262

CONSUMER STAPLES 0.5%
China Agri-Industries Holdings Ltd. (a)	2,582,000	1,299
China Resources Beer Holdings Co. Ltd. (a)	2,126,000	4,840

		6,139

ENERGY 0.1%
Kunlun Energy Co. Ltd.	1,684,000	1,560

FINANCIALS 0.3%
BOC Hong Kong Holdings Ltd.	786,000	3,213
China Taiping Insurance Holdings Co. Ltd. (a)	612,600	1,484

		4,697

INDUSTRIALS 0.3%
China Merchants Holdings International Co. Ltd.	108,000	316
CITIC Ltd.	479,000	684
COSCO SHIPPING Ports Ltd.	1,234,000	1,363
Shanghai Industrial Holdings Ltd.	666,000	1,959

		4,322

MATERIALS 0.2%
China Resources Cement Holdings Ltd.	3,138,000	1,757
Shougang Fushan Resources Group Ltd.	6,556,000	1,207

		2,964

REAL ESTATE 0.4%
China Jinmao Holdings Group Ltd.	5,120,000	1,643
China Resources Land Ltd.	144,000	389
Poly Property Group Co. Ltd.	6,145,000	2,562
Shenzhen Investment Ltd.	346,000	155

Yuexiu Property Co. Ltd.	7,628,000	1,296

		6,045

TELECOMMUNICATION SERVICES 0.8%
China Mobile Ltd.	443,000	4,872
China Unicom Hong Kong Ltd.	4,904,000	6,587

		11,459

UTILITIES 0.3%
China Power International Development Ltd.	2,322,000	864
China Resources Power Holdings Co. Ltd.	1,372,000	2,477

		3,341

Total Hong Kong		40,789

INDIA 7.4%
CONSUMER DISCRETIONARY 0.3%
Tata Motors Ltd.	528,687	3,804

ENERGY 0.9%
Bharat Petroleum Corp. Ltd.	28,954	290
Cairn India Ltd.	996,270	4,702
Coal India Ltd.	124,389	561
Hindustan Petroleum Corp. Ltd.	155,280	1,258
Indian Oil Corp. Ltd.	190,999	1,138
Oil & Natural Gas Corp. Ltd.	924,711	2,635
Oil India Ltd.	107,306	553
Reliance Industries Ltd.	51,149	1,040

		12,177

FINANCIALS 2.4%
Allahabad Bank (a)	1,453,580	1,644
Andhra Bank	1,674,308	1,498
Bank of Baroda (a)	569,871	1,521
Bank of India	1,209,490	2,600
Canara Bank (a)	574,679	2,689
ICICI Bank Ltd.	431,823	1,841
IDBI Bank Ltd. (a)	352,020	408
Indian Bank	220,990	949
Oriental Bank of Commerce	1,094,488	2,373
Power Finance Corp. Ltd.	671,831	1,511
Punjab National Bank (a)	1,573,763	3,635
Rural Electrification Corp. Ltd.	1,241,989	3,463
State Bank of India	1,122,264	5,071
State Bank of India GDR	9,697	434
Syndicate Bank (a)	987,152	1,080
UCO Bank (a)	542,251	302
Union Bank of India (a)	1,072,955	2,580

		33,599

HEALTH CARE 0.1%
Piramal Enterprises Ltd.	29,603	868

INDUSTRIALS 0.5%
Adani Enterprises Ltd.	576,840	963
Aditya Birla Nuvo Ltd.	12,650	296
Bharat Heavy Electricals Ltd.	813,141	2,041
Jaiprakash Associates Ltd. (a)	19,255,786	4,095

		7,395

MATERIALS 2.7%
Grasim Industries Ltd.	24,604	398
Hindalco Industries Ltd.	2,401,005	7,196
Hindustan Zinc Ltd.	45,740	204
Jindal Steel & Power Ltd.	3,013,947	5,620
JSW Steel Ltd.	1,063,600	3,078
National Aluminium Co. Ltd.	648,300	764
NMDC Ltd.	391,447	801
Steel Authority of India Ltd.	2,226,084	2,098
Tata Chemicals Ltd.	140,151	1,295
Tata Steel Ltd.	1,310,510	9,723
Vedanta Ltd.	741,824	3,151

Vedanta Resources PLC	341,847	3,462

		37,790

REAL ESTATE 0.0%
DLF Ltd.	284,460	652

TELECOMMUNICATION SERVICES 0.1%
Bharti Airtel Ltd.	55,906	300
Reliance Communications Ltd.	3,393,055	1,996

		2,296

UTILITIES 0.4%
Adani Power Ltd. (a)	509,410	313
NHPC Ltd.	2,073,190	1,028
NTPC Ltd.	234,987	600
Reliance Infrastructure Ltd.	151,228	1,321
Tata Power Co. Ltd.	1,747,154	2,430

		5,692

Total India		104,273

INDONESIA 1.4%
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	1,852,000	1,199

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	1,959,800	1,177

ENERGY 0.7%
Adaro Energy Tbk PT	22,419,100	2,944
Bumi Resources Tbk PT (a)	37,992,000	947
Indo Tambangraya Megah Tbk PT	1,209,000	1,833
Tambang Batubara Bukit Asam Persero Tbk PT	1,490,218	1,476
United Tractors Tbk PT	1,096,200	2,182

		9,382

FINANCIALS 0.2%
Bank Mandiri Persero Tbk PT	1,610,100	1,414
Bank Negara Indonesia Persero Tbk PT	2,579,400	1,254
Bank Rakyat Indonesia Persero Tbk PT	910,800	887

		3,555

INDUSTRIALS 0.0%
Berlian Laju Tanker Tbk PT (a)	707,200	0

MATERIALS 0.1%
Semen Indonesia Persero Tbk PT	435,900	294
Vale Indonesia Tbk PT (a)	4,120,900	740

		1,034

TELECOMMUNICATION SERVICES 0.1%
Telekomunikasi Indonesia Persero Tbk PT	6,632,700	2,062
XL Axiata Tbk PT	694,000	159

		2,221

UTILITIES 0.1%
Perusahaan Gas Negara Persero Tbk	7,782,000	1,477

Total Indonesia		20,045

MEXICO 1.2%
CONSUMER STAPLES 0.2%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	7,560	542
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	6,029	534
Grupo Bimbo S.A.B. de C.V. ‘A’	205,100	510
Grupo Comercial Chedraui S.A. de C.V.	53,000	114
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	243,000	528

Wal-Mart de Mexico S.A.B. de C.V.	134,100	309

		2,537

FINANCIALS 0.2%
Grupo Elektra S.A.B. de C.V.	42,290	1,000
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	65,600	377
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	227,146	2,051

		3,428

INDUSTRIALS 0.2%
Alfa S.A.B. de C.V. ‘A’	114,100	166
OHL Mexico S.A.B. de C.V.	1,510,500	2,135

		2,301

MATERIALS 0.4%
Cemex S.A.B. de C.V. SP - ADR (a)	466,273	4,229
Grupo Mexico S.A.B. de C.V. ‘B’	88,699	266
Industrias Penoles S.A.B. de C.V.	45,455	1,171

		5,666

TELECOMMUNICATION SERVICES 0.2%
America Movil S.A.B. de C.V. SP - ADR ‘L’	201,990	2,862

Total Mexico		16,794

POLAND 2.6%
ENERGY 0.3%
Grupa Lotos S.A. (a)	108,575	1,497
Polski Koncern Naftowy Orlen S.A.	47,278	1,192
Polskie Gornictwo Naftowe i Gazownictwo S.A.	800,639	1,195

		3,884

FINANCIALS 0.6%
Bank Handlowy w Warszawie S.A.	15,739	304
Bank Pekao S.A.	49,422	1,645
Getin Noble Bank S.A. (a)	742,020	367
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	361,946	2,925
Powszechny Zaklad Ubezpieczen S.A.	337,379	2,959

		8,200

INDUSTRIALS 0.0%
PKP Cargo S.A.	15,121	248

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	72,531	993

MATERIALS 0.9%
Jastrzebska Spolka Weglowa S.A.	143,916	2,279
KGHM Polska Miedz S.A.	335,636	9,793
Synthos S.A.	401,738	531

		12,603

TELECOMMUNICATION SERVICES 0.1%
Orange Polska S.A.	1,356,292	1,582

UTILITIES 0.6%
Enea S.A.	348,888	994
Energa S.A.	728,573	1,952
PGE Polska Grupa Energetyczna S.A.	1,436,490	4,126
Tauron Polska Energia S.A.	2,713,804	2,319

		9,391

Total Poland		36,901

RUSSIA 10.8%
CONSUMER STAPLES 0.4%
X5 Retail Group NV GDR (a)	143,245	4,820

ENERGY 6.1%
Gazprom Neft PJSC SP - ADR	55,312	994
Gazprom PJSC SP - ADR	6,585,517	29,482

Lukoil PJSC SP - ADR	492,588	26,112
Rosneft Oil, Co. PJSC GDR	1,250,495	7,124
Surgutneftegas OJSC SP - ADR	3,876,632	19,891
Tatneft PJSC SP - ADR	51,973	1,914
TMK PJSC	112,540	147

		85,664

FINANCIALS 0.5%
Sberbank of Russia PJSC SP - ADR	529,013	6,114
VTB Bank PJSC GDR	538,506	1,235

		7,349

INDUSTRIALS 0.4%
Aeroflot PJSC	1,977,260	5,938

MATERIALS 1.2%
Alrosa PJSC	111,221	180
Evraz PLC (a)	1,156,042	3,135
Magnitogorsk Iron & Steel OJSC	1,560,000	1,018
Mechel PJSC SP - ADR	351,590	1,870
MMC Norilsk Nickel PJSC ADR	458,256	7,193
Novolipetsk Steel PJSC GDR	53,070	1,056
PhosAgro PJSC GDR	97,429	1,415
Severstal PJSC GDR	87,807	1,264

		17,131

REAL ESTATE 0.0%
LSR Group PJSC GDR	44,940	165

TELECOMMUNICATION SERVICES 1.2%
MegaFon PJSC SP - GDR	247,158	2,894
Mobile TeleSystems PJSC	1,669,030	8,125
Rostelecom PJSC	1,350,090	1,846
Sistema PJSC FC SP - GDR	358,940	3,213

		16,078

UTILITIES 1.0%
Federal Grid Co. Unified Energy System PJSC	1,354,010,000	4,329
Inter RAO UES PJSC	29,589,000	2,091
Mosenergo PJSC	6,070,000	261
Rosseti PJSC	169,299,012	2,824
RusHydro PJSC	229,546,000	3,817
Unipro PJSC	3,341,000	159

		13,481

Total Russia		150,626

SOUTH AFRICA 6.1%
CONSUMER DISCRETIONARY 0.2%
Imperial Holdings Ltd.	169,058	2,072
Truworths International Ltd.	43,784	283
Tsogo Sun Holdings Ltd.	149,481	307

		2,662

CONSUMER STAPLES 0.1%
Bid Corp. Ltd.	26,859	518
Massmart Holdings Ltd.	67,450	684
Pick n Pay Stores Ltd.	32,260	160
Tiger Brands Ltd.	9,241	276

		1,638

ENERGY 0.1%
Exxaro Resources Ltd.	209,988	1,844

FINANCIALS 1.9%
Barclays Africa Group Ltd.	455,908	4,741
FirstRand Ltd.	416,950	1,443
Investec Ltd.	137,056	934
Liberty Holdings Ltd.	307,839	2,476
MMI Holdings Ltd.	470,651	803
Nedbank Group Ltd.	262,828	4,722
Sanlam Ltd.	547,519	2,747

Standard Bank Group Ltd.	835,433	8,959

		26,825

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	284,210	613
Netcare Ltd.	238,566	455

		1,068

INDUSTRIALS 0.4%
Barloworld Ltd.	564,919	5,023
Bidvest Group Ltd.	51,178	587

		5,610

MATERIALS 2.1%
African Rainbow Minerals Ltd.	219,280	1,550
AngloGold Ashanti Ltd. SP - ADR	131,932	1,421
Assore Ltd.	18,549	338
Gold Fields Ltd. SP - ADR	1,086,676	3,836
Harmony Gold Mining Co. Ltd. SP - ADR	106,800	262
Impala Platinum Holdings Ltd. (a)	559,366	1,887
Kumba Iron Ore Ltd. (a)	421,718	6,364
Lonmin PLC (a)	601,449	640
Mondi Ltd.	24,365	581
Nampak Ltd.	1,109,132	1,407
Sappi Ltd.	408,996	2,771
Sasol Ltd.	254,506	7,460
Sibanye Gold Ltd.	212,197	458

		28,975

TELECOMMUNICATION SERVICES 1.2%
MTN Group Ltd.	1,293,812	11,759
Telkom S.A. SOC Ltd.	548,725	3,069
Vodacom Group Ltd.	128,292	1,452

		16,280

Total South Africa		84,902

SOUTH KOREA 15.8%
CONSUMER DISCRETIONARY 2.8%
CJ O Shopping Co. Ltd.	6,824	1,278
Hankook Tire Co. Ltd.	23,210	1,132
Hyundai Department Store Co. Ltd.	2,732	247
Hyundai Mobis Co. Ltd.	6,479	1,394
Hyundai Motor Co.	114,648	16,158
Hyundai Wia Corp.	4,000	243
Kia Motors Corp.	112,285	3,721
Kumho Tire Co., Inc. (a)	268,130	2,047
LG Electronics, Inc.	156,048	9,480
LOTTE Himart Co. Ltd.	3,471	166
Lotte Shopping Co. Ltd.	14,788	2,877
Mando Corp.	1,777	412
Shinsegae, Inc.	4,153	709

		39,864

CONSUMER STAPLES 0.2%
E-MART, Inc.	10,016	1,840
Hite Jinro Co. Ltd.	37,320	679
KT&G Corp.	6,606	576

		3,095

ENERGY 0.1%
GS Holdings Corp.	8,473	448
SK Innovation Co. Ltd.	8,542	1,273

		1,721

FINANCIALS 3.5%
BNK Financial Group, Inc.	75,745	621
DGB Financial Group, Inc.	235,263	2,281
Dongbu Insurance Co. Ltd.	12,171	697
Hana Financial Group, Inc.	295,406	9,748
Hanwha Life Insurance Co. Ltd.	368,968	1,993
Hyundai Marine & Fire Insurance Co. Ltd.	52,382	1,640
Industrial Bank of Korea	278,341	3,034
JB Financial Group Co. Ltd.	29,730	158
KB Financial Group, Inc.	163,512	7,166
KB Insurance Co. Ltd.	55,134	1,331

Mirae Asset Life Insurance Co. Ltd.	212,489	1,121
Samsung Card Co. Ltd.	25,008	877
Samsung Life Insurance Co. Ltd.	38,002	3,686
Shinhan Financial Group Co. Ltd.	173,015	7,209
Tongyang Life Insurance Co. Ltd.	73,540	674
Woori Bank	554,119	6,437

		48,673

INDUSTRIALS 1.7%
Asiana Airlines, Inc. (a)	264,780	1,069
CJ Corp.	8,815	1,372
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,015	0
Doosan Corp.	14,856	1,259
Doosan Heavy Industries & Construction Co. Ltd.	98,779	2,116
Doosan Infracore Co. Ltd. (a)	403,933	3,405
Hanwha Corp.	40,565	1,302
Hyundai Engineering & Construction Co. Ltd.	13,414	594
Hyundai Heavy Industries Co. Ltd.	25,128	3,708
Korean Air Lines Co. Ltd. (a)	105,139	2,968
LG Corp.	5,285	332
LS Corp.	51,295	2,946
Samsung Heavy Industries Co. Ltd.	142,720	1,430
SK Networks Co. Ltd.	237,233	1,585

		24,086

INFORMATION TECHNOLOGY 4.0%
LG Display Co. Ltd.	119,838	3,245
Samsung Electro-Mechanics Co. Ltd.	2,911	181
Samsung Electronics Co. Ltd.	28,140	51,789
SK Hynix, Inc.	30,850	1,394

		56,609

MATERIALS 1.7%
Dongkuk Steel Mill Co. Ltd.	226,101	2,591
Hanwha Chemical Corp.	29,300	692
Hyundai Steel Co.	45,154	2,364
Kolon Industries, Inc.	12,815	812
OCI Co. Ltd.	1,672	127
POSCO	65,723	17,070

		23,656

TELECOMMUNICATION SERVICES 1.3%
KT Corp. SP - ADR (a)	464,544	7,818
LG Uplus Corp.	462,484	5,919
SK Telecom Co. Ltd. SP - ADR	149,498	3,765

		17,502

UTILITIES 0.5%
Korea Electric Power Corp.	99,150	4,127
Korea Gas Corp. (a)	58,662	2,361
		6,488

Total South Korea		221,694

TAIWAN 8.0%
CONSUMER DISCRETIONARY 0.3%
Cheng Shin Rubber Industry Co. Ltd.	358,000	740
Far Eastern Department Stores Ltd.	1,029,000	548
Formosa Taffeta Co. Ltd.	360,000	384
Pou Chen Corp.	818,000	1,132
Ruentex Industries Ltd.	762,000	1,226
Yulon Motor Co. Ltd.	825,000	768

		4,798

CONSUMER STAPLES 0.1%
Uni-President Enterprises Corp.	922,640	1,730

FINANCIALS 1.3%
Cathay Financial Holding Co. Ltd.	842,000	1,351
Chailease Holding Co. Ltd.	70,000	164
China Development Financial Holding Corp.	3,049,000	837
China Life Insurance Co. Ltd.	3,625,632	3,585
CTBC Financial Holding Co. Ltd.	501,000	310
First Financial Holding Co. Ltd.	255,000	155
Fubon Financial Holding Co. Ltd.	519,000	847
Hua Nan Financial Holdings Co. Ltd.	1,475,948	824

Mega Financial Holding Co. Ltd.	2,558,658	2,065
Mercuries Life Insurance Co. Ltd. (a)	1,155,000	632
Shanghai Commercial & Savings Bank Ltd.	556,446	567
Shin Kong Financial Holding Co. Ltd. (a)	8,838,903	2,578
SinoPac Financial Holdings Co. Ltd.	3,926,601	1,225
Taishin Financial Holding Co. Ltd.	3,908,772	1,629
Taiwan Business Bank	3,382,750	936
Taiwan Cooperative Financial Holding Co. Ltd.	377,710	188
Yuanta Financial Holding Co. Ltd.	356,000	150

		18,043

INDUSTRIALS 0.3%
China Airlines Ltd.	462,000	161
Far Eastern New Century Corp.	2,965,520	2,571
Taiwan High Speed Rail Corp.	479,000	337
Teco Electric and Machinery Co. Ltd.	856,000	870

		3,939

INFORMATION TECHNOLOGY 4.9%
Acer, Inc.	4,015,000	1,905
Advanced Semiconductor Engineering, Inc.	844,580	1,082
Asustek Computer, Inc.	316,000	3,124
AU Optronics Corp.	11,505,000	4,482
Compal Electronics, Inc.	4,743,000	3,095
Foxconn Technology Co. Ltd.	48,000	146
Hon Hai Precision Industry Co. Ltd.	2,203,145	6,607
HTC Corp.	2,016,000	5,149
Innolux Corp.	14,205,000	5,877
Inventec Corp.	1,702,000	1,276
Lite-On Technology Corp.	2,245,035	3,870
MediaTek, Inc.	237,000	1,679
Novatek Microelectronics Corp.	164,000	635
Pegatron Corp.	122,000	361
Powertech Technology, Inc.	445,000	1,295
Quanta Computer, Inc.	899,000	1,828
Siliconware Precision Industries Co. Ltd.	380,000	620
Synnex Technology International Corp.	1,115,650	1,201
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	257,705	8,463
TPK Holding Co. Ltd.	1,226,000	4,304
Unimicron Technology Corp.	2,251,000	1,239
United Microelectronics Corp.	11,737,000	4,708
Wistron Corp.	4,496,358	4,120
WPG Holdings Ltd.	1,304,000	1,637
Yageo Corp.	236,036	643

		69,346

MATERIALS 0.7%
Asia Cement Corp.	1,856,000	1,872
China Steel Corp.	3,107,000	2,591
Formosa Chemicals & Fibre Corp.	251,000	781
Formosa Plastics Corp.	118,000	352
Nan Ya Plastics Corp.	223,000	528
Taiwan Cement Corp.	2,682,000	3,209

		9,333

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	297,000	402
Highwealth Construction Corp.	437,000	768

		1,170

TELECOMMUNICATION SERVICES 0.3%
Chunghwa Telecom Co. Ltd.	944,000	3,206
Far EasTone Telecommunications Co. Ltd.	323,000	793

		3,999

Total Taiwan		112,358

THAILAND 2.4%
CONSUMER STAPLES 0.0%
Charoen Pokphand Foods PCL	385,300	311

ENERGY 0.9%
Banpu PCL	4,679,200	2,698
PTT Exploration & Production PCL	1,583,000	4,285

PTT PCL	535,100	6,026

		13,009

FINANCIALS 0.9%
Bangkok Bank PCL	569,500	3,008
Kasikornbank PCL	349,100	1,921
Krung Thai Bank PCL	4,039,675	2,399
Siam Commercial Bank PCL	522,000	2,476
Thanachart Capital PCL	1,441,000	2,022

		11,826

INDUSTRIALS 0.3%
Thai Airways International PCL (a)	7,792,700	4,196

MATERIALS 0.1%
PTT Global Chemical PCL	591,800	1,261

TELECOMMUNICATION SERVICES 0.2%
Total Access Communication PCL	1,797,400	2,301

Total Thailand		32,904

TURKEY 1.7%
CONSUMER DISCRETIONARY 0.0%
Arcelik A/S	54,550	340

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	43,420	237
Migros Ticaret A/S	181,571	1,108

		1,345

ENERGY 0.0%
Tupras Turkiye Petrol Rafinerileri A/S	6,420	159

FINANCIALS 1.2%
Akbank TAS	642,150	1,508
Haci Omer Sabanci Holding A/S	1,451,450	3,994
Turkiye Garanti Bankasi A/S	823,600	2,008
Turkiye Halk Bankasi A/S	968,500	2,764
Turkiye Is Bankasi ‘C’	2,064,770	3,768
Turkiye Vakiflar Bankasi TAO ‘D’	1,014,760	1,497
Yapi ve Kredi Bankasi A/S	1,047,930	1,095

		16,634

INDUSTRIALS 0.2%
KOC Holding A/S	157,560	666
Turk Hava Yollari AO (a)	736,410	1,108
Turkiye Sise ve Cam Fabrikalari A/S	306,290	352

		2,126

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	989,350	1,607

TELECOMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon A/S	376,486	611
Turkcell Iletisim Hizmetleri A/S (a)	99,427	328

		939

Total Turkey		23,150

Total Common Stocks (Cost $973,799)		1,283,422

PREFERRED STOCKS 7.6%
BRAZIL 7.2%
BANKING & FINANCE 0.2%
Banco do Estado do Rio Grande do Sul S.A.	528,900	2,555
Itausa - Investimentos Itau S.A.	116,700	354

		2,909

INDUSTRIALS 5.5%
Braskem S.A.	317,300	3,218

Cia Brasileira de Distribuicao	400,300	7,685
Metalurgica Gerdau S.A.	6,847,400	10,827
Suzano Papel e Celulose S.A.	33,400	141
Usinas Siderurgicas de Minas Gerais S.A.	1,751,300	2,484
Vale S.A.	5,832,300	52,555

		76,910

UTILITIES 1.5%
Centrais Eletricas Brasileiras S.A.	1,345,300	9,484
Cia de Gas de Sao Paulo - COMGAS	11,900	177
Cia de Saneamento do Parana	150,700	530
Cia de Transmissao de Energia Eletrica Paulista	37,800	786
Cia Energetica de Sao Paulo	661,900	4,081
Cia Paranaense de Energia	335,600	3,510
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	650,622	2,895

		21,463

Total Brazil		101,282

RUSSIA 0.4%
UTILITIES 0.4%
Bashneft PJSC	52,235	1,189
Transneft PJSC	1,313	3,995

		5,184

Total Russia		5,184

Total Preferred Stocks (Cost $45,848)		106,466

REAL ESTATE INVESTMENT TRUSTS 0.0%
SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	72,199	139

Total Real Estate Investment Trusts (Cost $146)		139

RIGHTS 0.0%
SOUTH AFRICA 0.0%
HEALTH CARE 0.0%
Life Healthcare Group Holdings Ltd. - Exp. 04/13/2017	97,247	33

Total Rights (Cost $0)		33

Total Investments in Securities (Cost $1,019,793)		1,390,060

Total Investments 99.3% (Cost $1,019,793)		$1,390,060
Other Assets and Liabilities, net 0.7%		9,430

Net Assets 100.0%		$1,399,490

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$6,426	$0	$0	$6,426
Consumer Staples	11,283	0	0	11,283
Energy	31,395	0	0	31,395
Financials	73,161	0	0	73,161
Health Care	459	0	0	459
Industrials	2,687	0	0	2,687
Materials	15,089	0	0	15,089
Real Estate	2,163	0	0	2,163
Telecommunication Services	6,152	0	0	6,152
Utilities	31,417	0	0	31,417
Chile
Consumer Staples	2,567	0	0	2,567
Energy	335	0	0	335
Financials	2,157	0	0	2,157
Industrials	1,128	0	0	1,128
Materials	3,091	1,820	0	4,911
Telecommunication Services	532	0	0	532
Utilities	2,123	0	0	2,123
China
Consumer Discretionary	0	4,761	0	4,761
Consumer Staples	0	1,472	0	1,472
Energy	0	43,529	0	43,529
Financials	0	120,431	0	120,431
Health Care	0	158	0	158
Industrials	0	8,315	0	8,315
Information Technology	335	2,867	0	3,202
Materials	0	11,399	633	12,032
Real Estate	0	24,443	0	24,443
Telecommunication Services	0	6,255	0	6,255
Utilities	0	3,029	0	3,029
Greece
Consumer Discretionary	0	3,047	0	3,047
Financials	0	12,092	0	12,092
Telecommunication Services	0	2,027	0	2,027
Utilities	0	208	0	208
Hong Kong
Consumer Discretionary	0	262	0	262
Consumer Staples	0	6,139	0	6,139
Energy	0	1,560	0	1,560
Financials	0	4,697	0	4,697
Industrials	0	4,322	0	4,322
Materials	0	2,964	0	2,964
Real Estate	0	6,045	0	6,045
Telecommunication Services	0	11,459	0	11,459
Utilities	0	3,341	0	3,341
India
Consumer Discretionary	0	3,804	0	3,804
Energy	0	12,177	0	12,177
Financials	0	33,599	0	33,599
Health Care	0	868	0	868
Industrials	0	7,395	0	7,395
Materials	0	37,790	0	37,790
Real Estate	0	652	0	652
Telecommunication Services	0	2,296	0	2,296
Utilities	0	5,692	0	5,692
Indonesia
Consumer Discretionary	0	1,199	0	1,199
Consumer Staples	0	1,177	0	1,177
Energy	0	9,382	0	9,382
Financials	0	3,555	0	3,555
Materials	0	1,034	0	1,034
Telecommunication Services	0	2,221	0	2,221
Utilities	0	1,477	0	1,477
Mexico
Consumer Staples	2,537	0	0	2,537
Financials	3,428	0	0	3,428
Industrials	2,301	0	0	2,301
Materials	5,666	0	0	5,666
Telecommunication Services	2,862	0	0	2,862
Poland
Energy	0	3,884	0	3,884
Financials	367	7,833	0	8,200
Industrials	0	248	0	248
Information Technology	993	0	0	993
Materials	2,279	10,324	0	12,603
Telecommunication Services	0	1,582	0	1,582
Utilities	0	9,391	0	9,391
Russia
Consumer Staples	4,820	0	0	4,820
Energy	147	85,517	0	85,664
Financials	0	7,349	0	7,349
Industrials	5,938	0	0	5,938
Materials	2,926	14,205	0	17,131
Real Estate	165	0	0	165
Telecommunication Services	6,107	9,971	0	16,078
Utilities	0	13,481	0	13,481
South Africa
Consumer Discretionary	283	2,379	0	2,662
Consumer Staples	684	954	0	1,638
Energy	0	1,844	0	1,844
Financials	803	26,022	0	26,825
Health Care	0	1,068	0	1,068
Industrials	5,023	587	0	5,610
Materials	5,857	23,118	0	28,975
Telecommunication Services	3,069	13,211	0	16,280
South Korea
Consumer Discretionary	2,153	37,711	0	39,864
Consumer Staples	2,416	679	0	3,095
Energy	0	1,721	0	1,721
Financials	0	48,673	0	48,673
Industrials	0	24,086	0	24,086
Information Technology	0	56,609	0	56,609
Materials	0	23,656	0	23,656
Telecommunication Services	11,583	5,919	0	17,502
Utilities	0	6,488	0	6,488
Taiwan
Consumer Discretionary	0	4,798	0	4,798
Consumer Staples	0	1,730	0	1,730
Financials	567	17,476	0	18,043
Industrials	0	3,939	0	3,939
Information Technology	8,463	60,883	0	69,346
Materials	0	9,333	0	9,333
Real Estate	0	1,170	0	1,170
Telecommunication Services	0	3,999	0	3,999
Thailand
Consumer Staples	0	311	0	311
Energy	0	13,009	0	13,009
Financials	0	11,826	0	11,826
Industrials	0	4,196	0	4,196
Materials	0	1,261	0	1,261
Telecommunication Services	0	2,301	0	2,301
Turkey
Consumer Discretionary	0	340	0	340
Consumer Staples	0	1,345	0	1,345
Energy	0	159	0	159
Financials	0	16,634	0	16,634
Industrials	0	2,126	0	2,126
Materials	0	1,607	0	1,607
Telecommunication Services	0	939	0	939
Preferred Stocks
Brazil
Banking & Finance	2,909	0	0	2,909
Industrials	76,910	0	0	76,910
Utilities	21,463	0	0	21,463
Russia
Utilities	0	5,184	0	5,184
Real Estate Investment Trusts
South Africa
Real Estate	0	139	0	139
Rights
South Africa
Health Care	33	0	0	33

Total Investments	$375,252	$1,014,175	$633	$1,390,060

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.8%
MUTUAL FUNDS (a) 99.8%
UNITED STATES 99.8%
PIMCO RAE Fundamental Emerging Markets Fund	4,996,424	$54,161
PIMCO RAE Fundamental International Fund	20,869,653	203,270
PIMCO RAE Fundamental U.S. Fund	14,865,914	156,241

Total Mutual Funds (Cost $376,109)		413,672

Total Investments in Affiliates (Cost $376,109)		413,672

Total Investments 99.8% (Cost $376,109)		$413,672
Other Assets and Liabilities, net 0.2%		887

Net Assets 100.0%		$414,559

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Mutual Funds
United States	$413,672	$0	$0	$413,672

Totals	$413,672	$0	$0	$413,672

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.7%
UNITED STATES 99.7%
PIMCO RAE Fundamental Emerging Markets Fund	1,473,021	$15,968
PIMCO RAE Fundamental International Fund	6,152,821	59,928

Total Mutual Funds (Cost $74,405)		75,896

Total Investments in Affiliates (Cost $74,405)		75,896

Total Investments 99.7% (Cost $74,405)		$75,896
Other Assets and Liabilities, net 0.3%		231

Net Assets 100.0%		$76,127

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Affiliates, at Value
Mutual Funds
United States	$75,896	$0	$0	$75,896

Totals	$75,896	$0	$0	$75,896

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.1%
COMMON STOCKS 98.3%
AUSTRALIA 5.7%
CONSUMER DISCRETIONARY 0.1%
Myer Holdings Ltd.	157,408	$146
Tabcorp Holdings Ltd.	23,432	85

		231

CONSUMER STAPLES 0.6%
Coca-Cola Amatil Ltd.	8,983	74
Metcash Ltd. (a)	170,467	322
Wesfarmers Ltd.	26,188	902
Woolworths Ltd.	46,238	936

		2,234

ENERGY 0.3%
Origin Energy Ltd.	41,153	221
Whitehaven Coal Ltd.	36,229	83
Woodside Petroleum Ltd.	10,563	259
WorleyParsons Ltd.	83,546	702

		1,265

FINANCIALS 2.3%
AMP Ltd.	77,485	306
Australia & New Zealand Banking Group Ltd.	82,766	2,010
Bendigo & Adelaide Bank Ltd.	33,835	313
Commonwealth Bank of Australia	23,891	1,567
Genworth Mortgage Insurance Australia Ltd.	61,961	149
Macquarie Group Ltd.	4,902	338
National Australia Bank Ltd.	76,518	1,948
Suncorp Group Ltd.	85,507	863
Westpac Banking Corp.	70,559	1,886

		9,380

HEALTH CARE 0.1%
CSL Ltd.	1,627	156
Primary Health Care Ltd.	84,434	230
Sonic Healthcare Ltd.	4,402	74

		460

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	37,481	150
CIMIC Group Ltd.	9,550	262
Cleanaway Waste Management Ltd.	81,072	74
Downer EDI Ltd.	69,607	308
Qantas Airways Ltd.	26,082	78

		872

MATERIALS 1.9%
BHP Billiton Ltd.	192,052	3,493
BHP Billiton PLC	126,337	1,948
BlueScope Steel Ltd.	16,710	157
Boral Ltd.	34,887	155
CSR Ltd.	94,891	327
Fortescue Metals Group Ltd.	149,210	711
Incitec Pivot Ltd.	45,389	130
Mineral Resources Ltd.	21,346	175
Orica Ltd.	28,916	389
OZ Minerals Ltd.	48,947	293

		7,778

TELECOMMUNICATION SERVICES 0.1%
Telstra Corp. Ltd.	68,881	245

UTILITIES 0.1%
AGL Energy Ltd.	5,728	116

AusNet Services	75,497	97

		213

Total Australia		22,678

AUSTRIA 0.7%
ENERGY 0.2%
OMV AG	21,070	831

FINANCIALS 0.4%
Erste Group Bank AG	21,462	699
Raiffeisen Bank International AG (a)	30,391	685
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,749	139

		1,523

INDUSTRIALS 0.0%
Oesterreichische Post AG	2,010	80

MATERIALS 0.1%
voestalpine AG	9,841	387

REAL ESTATE 0.0%
IMMOFINANZ AG	29,881	57

Total Austria		2,878

BELGIUM 0.6%
CONSUMER STAPLES 0.1%
Anheuser-Busch InBev S.A. NV	4,842	531

FINANCIALS 0.3%
Ageas	17,639	689
KBC Group NV	5,093	338

		1,027

INDUSTRIALS 0.0%
bpost S.A.	5,343	125

MATERIALS 0.1%
Solvay S.A.	1,159	141
Umicore S.A.	1,084	62

		203

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	7,954	249

Total Belgium		2,135

CANADA 8.7%
CONSUMER DISCRETIONARY 0.3%
Canadian Tire Corp. Ltd. ‘A’	2,180	259
Hudson’s Bay Co.	12,942	105
Magna International, Inc.	14,333	619
Quebecor, Inc. ‘B’	6,356	196
Shaw Communications, Inc. ‘B’	4,956	103

		1,282

CONSUMER STAPLES 0.1%
Empire Co. Ltd. ‘A’	11,399	174
George Weston Ltd.	3,583	313

		487

ENERGY 2.5%
ARC Resources Ltd.	10,683	153
Baytex Energy Corp. (a)	109,904	375
Bonavista Energy Corp.	54,699	142
Cameco Corp.	3,558	39
Canadian Natural Resources Ltd.	24,466	801
Cenovus Energy, Inc.	85,384	966
Crescent Point Energy Corp.	35,997	389
Enbridge, Inc.	4,366	183

Encana Corp.	87,831	1,029
Enerplus Corp.	101,229	815
Gran Tierra Energy, Inc. (a)	22,590	60
Husky Energy, Inc. (a)	52,393	591
MEG Energy Corp. (a)	60,308	306
Pengrowth Energy Corp.	130,604	131
Penn West Petroleum Ltd. (a)	170,963	292
PrairieSky Royalty Ltd.	1,290	27
Precision Drilling Corp. (a)	56,334	267
ShawCor Ltd.	3,629	106
Suncor Energy, Inc.	74,421	2,285
TransCanada Corp.	18,964	875
Vermilion Energy, Inc.	3,457	130

		9,962

FINANCIALS 3.1%
Bank of Montreal	22,425	1,675
Bank of Nova Scotia	34,958	2,045
Canadian Imperial Bank of Commerce	19,459	1,678
Genworth MI Canada, Inc.	6,557	181
IGM Financial, Inc.	6,056	181
Manulife Financial Corp.	19,362	343
National Bank of Canada	13,904	584
Onex Corp.	4,401	316
Power Corp. of Canada	21,353	502
Power Financial Corp.	10,058	266
Royal Bank of Canada	30,273	2,206
Sun Life Financial, Inc.	10,521	384
Toronto-Dominion Bank	36,083	1,807

		12,168

INDUSTRIALS 0.7%
Air Canada (a)	84,274	874
Bombardier, Inc. ‘B’ (a)	261,163	401
Canadian National Railway Co.	10,236	756
Canadian Pacific Railway Ltd.	522	77
Finning International, Inc.	16,410	306
Russel Metals, Inc.	5,372	105
SNC-Lavalin Group, Inc.	3,333	131
WestJet Airlines Ltd.	11,867	203

		2,853

INFORMATION TECHNOLOGY 0.1%
BlackBerry Ltd. (a)	61,456	476

MATERIALS 1.4%
Agrium, Inc.	3,891	372
Barrick Gold Corp.	27,046	514
First Quantum Minerals Ltd.	45,125	479
Goldcorp, Inc.	2,553	37
IAMGOLD Corp. (a)	66,247	265
Kinross Gold Corp. (a)	45,160	158
Potash Corp. of Saskatchewan, Inc.	51,102	873
Teck Resources Ltd. ‘B’	102,978	2,252
Yamana Gold, Inc.	137,184	379

		5,329

TELECOMMUNICATION SERVICES 0.2%
BCE, Inc.	5,748	255
Rogers Communications, Inc. ‘B’	6,884	304
TELUS Corp.	9,487	308

		867

UTILITIES 0.3%
Atco Ltd. ‘I’	5,293	206
Canadian Utilities Ltd. ‘A’	2,452	72
Capital Power Corp.	13,076	256
Emera, Inc.	1,977	70
Just Energy Group, Inc.	4,994	31
Superior Plus Corp.	13,969	135

TransAlta Corp.	59,134	348

		1,118

Total Canada		34,542

DENMARK 0.7%
CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	3,931	363

FINANCIALS 0.1%
Danske Bank A/S	7,031	240

INDUSTRIALS 0.4%
AP Moller - Maersk A/S ‘B’	738	1,222
ISS A/S	16,067	608

		1,830

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	74,064	381

Total Denmark		2,814

FINLAND 0.6%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat Oyj	828	34

CONSUMER STAPLES 0.1%
Kesko Oyj ‘B’	6,596	314

FINANCIALS 0.0%
Sampo Oyj ‘A’	2,758	131

INDUSTRIALS 0.1%
Metso Oyj	7,525	228
Wartsila Oyj Abp	1,535	82

		310

MATERIALS 0.2%
Stora Enso Oyj ‘R’	37,571	444
UPM-Kymmene Oyj	23,915	562

		1,006

TELECOMMUNICATION SERVICES 0.0%
Elisa Oyj	2,204	78

UTILITIES 0.2%
Fortum Oyj	39,911	632

Total Finland		2,505

FRANCE 11.4%
CONSUMER DISCRETIONARY 1.5%
Accor S.A.	2,993	125
Christian Dior SE	1,721	399
Cie Generale des Etablissements Michelin	8,134	988
Elior Group	7,768	176
Kering	1,160	300
Lagardere S.C.A.	19,533	575
LVMH Moet Hennessy Louis Vuitton SE	3,099	681
Peugeot S.A. (a)	25,314	509
Publicis Groupe S.A.	3,070	214
Renault S.A.	5,733	498
Television Francaise 1	17,632	210
Vivendi S.A.	70,570	1,369

		6,044

CONSUMER STAPLES 0.7%
Carrefour S.A.	46,498	1,096
Casino Guichard Perrachon S.A.	15,697	877
Danone S.A.	7,620	518
L’Oreal S.A.	1,180	227
Pernod-Ricard S.A.	2,053	243

		2,961

ENERGY 1.0%
CGG S.A. (a)	9,233	65
Total S.A.	65,444	3,309
Vallourec S.A.	65,768	436

		3,810

FINANCIALS 3.1%
AXA S.A.	70,848	1,830
BNP Paribas S.A.	64,852	4,316
CNP Assurances	13,742	279
Credit Agricole S.A.	81,073	1,096
Eurazeo S.A.	4,017	264
Natixis S.A.	30,971	191
SCOR SE	8,077	305
Societe Generale S.A.	82,303	4,170
Wendel S.A.	782	99

		12,550

HEALTH CARE 1.2%
Sanofi	52,254	4,723

INDUSTRIALS 2.1%
Air France-KLM (a)	183,985	1,392
Airbus SE	3,016	230
Alstom S.A. (a)	7,096	212
Bouygues S.A.	24,237	985
Cie de Saint-Gobain	27,728	1,423
Eiffage S.A.	7,802	611
Rexel S.A.	36,512	661
Safran S.A.	3,966	296
Schneider Electric SE	10,932	803
Teleperformance	1,325	143
Thales S.A.	1,332	129
Vinci S.A.	19,674	1,562

		8,447

INFORMATION TECHNOLOGY 0.2%
Atos SE	3,667	453
Capgemini S.A.	1,727	160

		613

MATERIALS 0.1%
Air Liquide S.A.	3,225	368
Arkema S.A.	2,292	226

		594

REAL ESTATE 0.0%
Nexity S.A.	1,613	79

TELECOMMUNICATION SERVICES 0.5%
Orange S.A.	118,481	1,839

UTILITIES 1.0%
Electricite de France S.A.	104,127	875
Engie S.A.	168,612	2,383
Suez	18,973	299
Veolia Environnement S.A.	21,383	401

		3,958

Total France		45,618

GERMANY 8.8%
CONSUMER DISCRETIONARY 1.2%
adidas AG	5,223	993
Bayerische Motoren Werke AG	17,111	1,561
Daimler AG	27,045	1,996
HUGO BOSS AG	1,023	75

		4,625

CONSUMER STAPLES 0.4%
METRO AG	40,007	1,278
Suedzucker AG	15,991	401

		1,679

FINANCIALS 2.0%
Commerzbank AG	250,762	2,272
Deutsche Bank AG (a)	214,043	3,680
Deutsche Pfandbriefbank AG	9,806	122
Hannover Rueck SE	2,080	240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,308	1,430
Talanx AG (a)	10,480	369

		8,113

HEALTH CARE 0.4%
Bayer AG	11,672	1,345
Fresenius SE & Co. KGaA	3,598	289
Rhoen Klinikum AG	3,842	105

		1,739

INDUSTRIALS 1.8%
Bilfinger SE (a)	7,784	300
Deutsche Lufthansa AG	112,614	1,827
Deutsche Post AG	56,476	1,933
GEA Group AG	1,600	68
HOCHTIEF AG	2,955	488
OSRAM Licht AG	2,427	152
Rheinmetall AG	3,811	320
Siemens AG	14,879	2,038

		7,126

INFORMATION TECHNOLOGY 0.2%
Infineon Technologies AG	7,758	159
SAP SE	5,901	579

		738

MATERIALS 1.3%
BASF SE	26,404	2,614
Evonik Industries AG	7,622	248
HeidelbergCement AG	5,429	508
K+S AG	18,436	429
Lanxess AG	4,376	294
Linde AG	2,461	410
Salzgitter AG	12,372	447
thyssenkrupp AG	8,275	203

		5,153

TELECOMMUNICATION SERVICES 0.3%
Deutsche Telekom AG	67,886	1,190

UTILITIES 1.2%
E.ON SE	259,465	2,063
RWE AG	157,795	2,615
Uniper SE (a)	5,191	87

		4,765

Total Germany		35,128

HONG KONG 1.0%
CONSUMER DISCRETIONARY 0.1%
Li & Fung Ltd.	152,000	66
SJM Holdings Ltd.	197,000	160

		226

INDUSTRIALS 0.1%
Cathay Pacific Airways Ltd.	55,000	80
Noble Group Ltd.	1,884,800	262

		342

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	85,000	314

REAL ESTATE 0.6%
Hang Lung Group Ltd.	55,000	235
Hang Lung Properties Ltd.	22,000	57

Hysan Development Co. Ltd.	23,000	104
Kerry Properties Ltd.	69,000	239
New World Development Co. Ltd.	291,000	359
Shimao Property Holdings Ltd.	105,500	168
Sun Hung Kai Properties Ltd.	25,000	367
Swire Pacific Ltd. ‘A’	56,500	565
Wharf Holdings Ltd.	56,000	481
Wheelock & Co. Ltd.	37,000	293

		2,868

UTILITIES 0.1%
CLP Holdings Ltd.	30,500	319

Total Hong Kong		4,069

IRELAND 0.3%
CONSUMER DISCRETIONARY 0.0%
Adient PLC	1,104	80

HEALTH CARE 0.1%
Endo International PLC (a)	5,583	62
Medtronic PLC	3,324	268

		330

INDUSTRIALS 0.0%
AerCap Holdings NV (a)	1,855	86

MATERIALS 0.2%
CRH PLC	13,512	476
Smurfit Kappa Group PLC	8,973	237

		713

Total Ireland		1,209

ISRAEL 0.6%
FINANCIALS 0.2%
Bank Hapoalim BM	62,946	384
Bank Leumi Le-Israel BM (a)	101,126	446
Israel Discount Bank Ltd.‘A’ (a)	82,218	193

		1,023

HEALTH CARE 0.2%
Teva Pharmaceutical Industries Ltd. SP - ADR	24,915	800

MATERIALS 0.1%
Israel Chemicals Ltd.	53,741	228

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	182,753	328

Total Israel		2,379

ITALY 2.9%
CONSUMER DISCRETIONARY 0.1%
Mediaset SpA	67,489	279

ENERGY 0.8%
Eni SpA	185,861	3,043
Saipem SpA (a)	55,219	25
Snam SpA	44,425	192

		3,260

FINANCIALS 1.1%
Assicurazioni Generali SpA	47,903	760
BPER Banca	35,401	177
Intesa Sanpaolo SpA	190,298	518
Poste Italiane SpA	126,507	843
UniCredit SpA	76,159	1,174
Unione di Banche Italiane SpA	165,308	632
Unipol Gruppo Finanziario SpA	62,599	258

		4,362

INDUSTRIALS 0.1%
Atlantia SpA	5,767	149
Italmobiliare SpA	1,241	69
Leonardo SpA (a)	5,574	79

		297

TELECOMMUNICATION SERVICES 0.2%
Telecom Italia SpA (a)	779,679	702

UTILITIES 0.6%
A2A SpA	100,720	152
Enel SpA	504,064	2,372
Hera SpA	35,558	98
Terna Rete Elettrica Nazionale SpA	10,054	50

		2,672

Total Italy		11,572

JAPAN 21.6%
CONSUMER DISCRETIONARY 4.3%
Aisin Seiki Co. Ltd.	7,800	384
Aoyama Trading Co. Ltd.	2,100	72
Asatsu-DK, Inc.	3,000	76
Bandai Namco Holdings, Inc.	1,700	51
Benesse Holdings, Inc.	8,800	275
Bridgestone Corp.	19,900	808
DCM Holdings Co. Ltd.	17,800	165
Denso Corp.	5,000	221
EDION Corp.	15,100	139
Fuji Heavy Industries Ltd.	2,000	73
Fuji Media Holdings, Inc.	20,200	280
Geo Holdings Corp.	11,400	125
Honda Motor Co. Ltd.	57,100	1,724
Isetan Mitsukoshi Holdings Ltd. ‘L’	19,100	210
Isuzu Motors Ltd.	16,600	220
JVC Kenwood Corp.	64,900	169
Kohnan Shoji Co. Ltd.	4,000	76
KYB Corp.	20,000	104
Mazda Motor Corp.	19,300	279
Mitsubishi Motors Corp.	41,600	249
Nikon Corp.	22,000	320
Nissan Motor Co. Ltd.	136,300	1,314
NOK Corp.	3,200	75
Onward Holdings Co. Ltd.	18,000	124
Panasonic Corp.	143,200	1,621
Pioneer Corp. (a)	120,300	239
Sega Sammy Holdings, Inc.	8,900	120
Seiko Holdings Corp.	50,000	204
Sekisui Chemical Co. Ltd.	18,300	308
Sekisui House Ltd.	19,900	328
Sharp Corp. (a)	221,000	930
Skylark Co. Ltd.	9,900	145
Sony Corp.	25,700	867
Sumitomo Electric Industries Ltd.	31,800	529
Sumitomo Forestry Co. Ltd.	7,400	113
Sumitomo Rubber Industries Ltd.	19,600	334
Suzuki Motor Corp.	6,900	287
Takashimaya Co. Ltd.	23,000	202
Takata Corp.	18,200	78
Toyo Tire & Rubber Co. Ltd.	7,400	133
Toyoda Gosei Co. Ltd.	2,800	71
Toyota Industries Corp.	1,400	70
Toyota Motor Corp.	39,800	2,160
Yamada Denki Co. Ltd.	52,000	260
Yamaha Motor Co. Ltd.	3,400	82
Yokohama Rubber Co. Ltd.	10,900	214
Yoshinoya Holdings Co. Ltd.	9,800	142
Zensho Holdings Co. Ltd.	8,800	148

		17,118

CONSUMER STAPLES 1.1%
Aeon Co. Ltd.	54,447	797
Asahi Group Holdings Ltd.	4,100	155
Coca-Cola West Co. Ltd.	6,000	194
cocokara fine, Inc.	2,400	104
Ito En Ltd.	900	33
Japan Tobacco, Inc.	9,256	301

Kao Corp.	2,800	154
Kirin Holdings Co. Ltd.	50,800	961
Lion Corp.	7,000	126
Megmilk Snow Brand Co. Ltd.	1,300	36
Morinaga Milk Industry Co. Ltd.	34,000	253
NH Foods Ltd.	4,000	107
Nichirei Corp.	4,900	122
Nippon Suisan Kaisha Ltd.	30,500	152
Sapporo Holdings Ltd.	5,900	160
Seven & i Holdings Co. Ltd.	8,000	314
Shiseido Co. Ltd.	11,800	311
Yamazaki Baking Co. Ltd.	11,000	227

		4,507

ENERGY 0.4%
Idemitsu Kosan Co. Ltd.	13,100	456
Inpex Corp.	27,700	273
JX Holdings, Inc.	155,300	765
TonenGeneral Sekiyu KK	7,000	88

		1,582

FINANCIALS 3.7%
77 Bank Ltd.	15,000	65
Aozora Bank Ltd.	24,000	89
Chiba Bank Ltd.	35,000	225
Chugoku Bank Ltd.	4,600	67
Credit Saison Co. Ltd.	3,900	70
Dai-ichi Life Holdings, Inc.	53,300	954
Daiwa Securities Group, Inc.	45,000	274
Fukuoka Financial Group, Inc.	47,000	204
Gunma Bank Ltd.	27,000	141
Hachijuni Bank Ltd.	11,600	65
Hokuhoku Financial Group, Inc.	13,600	213
Iyo Bank Ltd.	9,900	67
Japan Post Bank Co. Ltd.	21,800	271
Japan Post Holdings Co. Ltd.	14,600	184
Mitsubishi UFJ Financial Group, Inc.	496,900	3,130
Mizuho Financial Group, Inc.	941,200	1,728
MS&AD Insurance Group Holdings, Inc.	6,700	214
Nishi-Nippon Financial Holdings, Inc.	7,200	72
Nomura Holdings, Inc.	151,800	940
North Pacific Bank Ltd.	37,800	143
Okasan Securities Group, Inc.	10,000	61
ORIX Corp.	37,300	554
Resona Holdings, Inc.	160,900	865
SBI Holdings, Inc.	18,400	257
Senshu Ikeda Holdings, Inc.	20,700	86
Shinsei Bank Ltd.	38,000	70
Shizuoka Bank Ltd.	8,000	65
Sompo Holdings, Inc.	1,800	66
Sony Financial Holdings, Inc.	13,800	222
Sumitomo Mitsui Financial Group, Inc.	55,900	2,035
Sumitomo Mitsui Trust Holdings, Inc.	19,300	669
T&D Holdings, Inc.	37,200	539
Tokio Marine Holdings, Inc.	4,100	173
Yamaguchi Financial Group, Inc.	11,000	119

		14,897

HEALTH CARE 0.7%
Astellas Pharma, Inc.	34,100	450
Daiichi Sankyo Co. Ltd.	21,816	492
Hoya Corp.	5,100	246
Medipal Holdings Corp.	5,000	79
Mitsubishi Tanabe Pharma Corp.	7,300	152
Nipro Corp.	2,300	33
Otsuka Holdings Co. Ltd.	5,728	259
Sumitomo Dainippon Pharma Co. Ltd.	9,600	159
Suzuken Co. Ltd.	3,400	112
Takeda Pharmaceutical Co. Ltd.	13,600	640
Tsumura & Co.	3,600	113

		2,735

INDUSTRIALS 4.4%
ANA Holdings, Inc.	88,000	269
Asahi Glass Co. Ltd.	90,000	730
Central Japan Railway Co.	1,300	212
Dai Nippon Printing Co. Ltd.	41,000	444
East Japan Railway Co.	7,000	611
Ebara Corp.	2,300	75
Fuji Electric Co. Ltd.	18,000	107
Fujikura Ltd.	33,300	240

Furukawa Electric Co. Ltd.	8,000	288
GS Yuasa Corp.	16,000	75
Hankyu Hanshin Holdings, Inc.	800	26
Hanwa Co. Ltd.	11,000	78
Hitachi Construction Machinery Co. Ltd.	14,700	368
IHI Corp. (a)	75,000	237
ITOCHU Corp.	46,100	656
Iwatani Corp.	26,000	152
Japan Airlines Co. Ltd.	16,100	511
JTEKT Corp.	5,600	87
Kanematsu Corp.	98,000	177
Kawasaki Heavy Industries Ltd.	77,000	234
Kawasaki Kisen Kaisha Ltd.	77,000	205
Kokuyo Co. Ltd.	2,700	35
Komatsu Ltd.	37,900	993
LIXIL Group Corp.	8,000	203
Marubeni Corp.	142,100	878
Mitsubishi Corp.	43,000	932
Mitsubishi Electric Corp.	69,100	996
Mitsubishi Heavy Industries Ltd.	173,000	696
Mitsui & Co. Ltd.	87,600	1,272
Mitsui Engineering & Shipbuilding Co. Ltd.	132,000	205
Mitsui OSK Lines Ltd.	109,000	343
Nippon Express Co. Ltd.	26,000	134
Nippon Sheet Glass Co. Ltd. (a)	44,600	324
Nippon Yusen KK (a)	241,000	509
Nisshinbo Holdings, Inc.	7,100	71
NSK Ltd.	8,100	116
NTN Corp.	40,000	200
Obayashi Corp.	8,000	75
Sojitz Corp.	142,500	358
Sumitomo Corp.	80,200	1,082
Sumitomo Heavy Industries Ltd.	45,000	315
Tokyu Corp.	9,000	64
Toppan Printing Co. Ltd.	35,000	358
Toshiba Corp.	502,000	1,082
Toyota Tsusho Corp.	13,700	416
West Japan Railway Co.	4,300	280

		17,719

INFORMATION TECHNOLOGY 3.2%
Brother Industries Ltd.	21,000	439
Canon, Inc.	65,150	2,035
Citizen Watch Co. Ltd.	26,700	171
DeNA Co. Ltd.	8,600	175
FUJIFILM Holdings Corp.	13,700	537
Fujitsu Ltd.	277,000	1,700
Gree, Inc.	21,800	138
Hitachi Ltd.	501,000	2,720
Hitachi Maxell Ltd.	3,800	69
Ibiden Co. Ltd.	19,200	299
Japan Display, Inc. (a)	161,700	378
Konica Minolta, Inc.	50,300	451
Kyocera Corp.	5,100	285
NEC Corp.	388,000	937
Nippon Electric Glass Co. Ltd.	67,000	406
Oki Electric Industry Co. Ltd.	5,200	75
Omron Corp.	5,000	220
Ricoh Co. Ltd.	105,900	874
Seiko Epson Corp.	13,200	278
Taiyo Yuden Co. Ltd.	5,300	67
TDK Corp.	1,000	63
Tokyo Electron Ltd.	2,600	285
Toshiba TEC Corp. (a)	14,000	79
Yokogawa Electric Corp.	4,600	73

		12,754

MATERIALS 2.0%
Asahi Kasei Corp.	58,000	564
Denka Co. Ltd.	36,000	187
DIC Corp.	9,100	336
JFE Holdings, Inc.	36,800	633
JSR Corp.	4,200	71
Kaneka Corp.	12,000	90
Kobe Steel Ltd.	61,800	565
Kuraray Co. Ltd.	10,500	160
Mitsubishi Chemical Holdings Corp.	116,100	901
Mitsubishi Materials Corp.	5,100	155
Mitsui Chemicals, Inc.	45,000	223
Mitsui Mining & Smelting Co. Ltd.	87,000	296
Nippon Kayaku Co. Ltd.	4,000	54
Nippon Light Metal Holdings Co. Ltd.	64,100	141
Nippon Paper Industries Co. Ltd.	15,418	278
Nippon Steel & Sumitomo Metal Corp.	15,100	349

Nisshin Steel Co. Ltd. (a)	7,200	95
Oji Holdings Corp.	35,000	164
Rengo Co. Ltd.	16,700	97
Shin-Etsu Chemical Co. Ltd.	3,200	278
Showa Denko KK (a)	27,700	494
Sumitomo Chemical Co. Ltd.	101,000	566
Sumitomo Metal Mining Co. Ltd.	7,000	100
Taiheiyo Cement Corp.	50,000	168
Teijin Ltd.	10,600	200
Tokuyama Corp. (a)	78,000	378
Tosoh Corp.	17,000	150
Toyo Seikan Group Holdings Ltd. ‘L’	4,900	80
Ube Industries Ltd.	96,000	217

		7,990

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,000	138
Daiwa House Industry Co. Ltd.	6,200	178
Nomura Real Estate Holdings, Inc.	3,600	57

		373

TELECOMMUNICATION SERVICES 0.9%
KDDI Corp.	14,100	371
Nippon Telegraph & Telephone Corp.	31,900	1,364
NTT DOCOMO, Inc.	29,700	693
SoftBank Group Corp.	13,300	943

		3,371

UTILITIES 0.8%
Chubu Electric Power Co., Inc.	53,800	723
Chugoku Electric Power Co., Inc.	23,600	262
Hokkaido Electric Power Co., Inc.	12,200	92
Hokuriku Electric Power Co.	17,988	175
Kansai Electric Power Co., Inc.	47,400	583
Osaka Gas Co. Ltd.	36,000	137
Tohoku Electric Power Co., Inc.	35,900	488
Tokyo Electric Power Co. Holdings, Inc. (a)	208,100	816
Tokyo Gas Co. Ltd.	10,000	46

		3,322

Total Japan		86,368

LUXEMBOURG 0.5%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A. (a)	3,299	266

ENERGY 0.0%
Tenaris S.A.	6,538	113

MATERIALS 0.4%
ArcelorMittal	202,260	1,692

Total Luxembourg		2,071

MACAU 0.1%
CONSUMER DISCRETIONARY 0.1%
Wynn Macau Ltd.	140,800	287

Total Macau		287

NETHERLANDS 3.9%
CONSUMER STAPLES 0.6%
Heineken Holding NV	5,294	421
Heineken NV	2,597	221
Koninklijke Ahold Delhaize NV	70,774	1,512

		2,154

ENERGY 1.7%
Fugro NV (a)	13,670	213
Royal Dutch Shell PLC ‘A’	247,060	6,504

		6,717

FINANCIALS 0.8%
ABN AMRO Group NV	18,250	443
Aegon NV	145,323	740
ASR Nederland NV (a)	2,761	79
Delta Lloyd NV	72,596	413
ING Groep NV	73,189	1,105
NN Group NV	16,341	531

		3,311

INDUSTRIALS 0.5%
Boskalis Westminster	1,109	38
Koninklijke Philips NV	49,336	1,585
PostNL NV (a)	36,685	173
Randstad Holding NV	2,124	123
Wolters Kluwer NV	5,089	211

		2,130

MATERIALS 0.1%
Akzo Nobel NV	4,063	336
Koninklijke DSM NV	2,938	199

		535

TELECOMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	102,161	307
VEON Ltd. ADR	90,128	368

		675

Total Netherlands		15,522

NEW ZEALAND 0.1%
MATERIALS 0.0%
Fletcher Building Ltd.	34,080	199

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	114,660	281

Total New Zealand		480

NORWAY 1.1%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	18,944	289
Orkla ASA	26,042	233

		522

ENERGY 0.6%
Aker Solutions ASA	14,586	88
Statoil ASA	141,201	2,427

		2,515

FINANCIALS 0.2%
DNB ASA	31,906	507
Gjensidige Forsikring ASA	15,061	229

		736

MATERIALS 0.1%
Norsk Hydro ASA	27,466	160
Yara International ASA	6,357	245

		405

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	15,546	259

Total Norway		4,437

PORTUGAL 0.2%
CONSUMER STAPLES 0.0%
Sonae SGPS S.A. (a)	94,053	95

FINANCIALS 0.0%
Banco Espirito Santo S.A. (a)	59,573	1

MATERIALS 0.0%
Navigator Co. S.A.	20,596	82

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	189,607	641

Total Portugal		819

SINGAPORE 0.8%
CONSUMER DISCRETIONARY 0.0%
Jardine Cycle & Carriage Ltd.	3,300	103

CONSUMER STAPLES 0.0%
Wilmar International Ltd.	47,900	121

FINANCIALS 0.4%
DBS Group Holdings Ltd.	44,710	619
Oversea-Chinese Banking Corp. Ltd.	56,400	392
United Overseas Bank Ltd.	31,600	499

		1,510

INDUSTRIALS 0.3%
Hutchison Port Holdings Trust	220,700	92
Keppel Corp. Ltd.	112,000	556
Singapore Airlines Ltd.	50,467	363

		1,011

INFORMATION TECHNOLOGY 0.0%
Venture Corp. Ltd.	9,800	80

REAL ESTATE 0.0%
CapitaLand Ltd.	61,900	161

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	105,900	297

Total Singapore		3,283

SOUTH AFRICA 0.1%
FINANCIALS 0.0%
Investec PLC	18,040	123

MATERIALS 0.1%
Mondi PLC	6,306	152

Total South Africa		275

SPAIN 4.3%
CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	49,668	287

ENERGY 0.3%
Repsol S.A.	62,837	973

FINANCIALS 2.3%
Banco Bilbao Vizcaya Argentaria S.A.	108,464	842
Banco de Sabadell S.A.	76,407	140
Banco Santander S.A.	1,222,324	7,482
CaixaBank S.A.	69,586	299
Mapfre S.A.	154,019	528

		9,291

INDUSTRIALS 0.4%
Abengoa S.A. ‘B’ (a)	226,011	6
Abertis Infraestructuras S.A.	12,480	201
ACS Actividades de Construccion y Servicios S.A.	26,479	900
Ferrovial S.A.	8,028	160
Obrascon Huarte Lain S.A.	72,628	332

		1,599

TELECOMMUNICATION SERVICES 0.6%
Telefonica S.A.	223,594	2,503

UTILITIES 0.6%
Acciona S.A.	2,989	239
Endesa S.A.	63,504	1,491
Gas Natural SDG S.A.	8,284	181
Iberdrola S.A.	83,703	598

		2,509

Total Spain		17,162

SWEDEN 2.0%
CONSUMER DISCRETIONARY 0.1%
Bonava AB ‘B’ (a)	2,591	38
Electrolux AB ‘B’	3,746	104
Hennes & Mauritz AB ‘B’	4,947	126

		268

CONSUMER STAPLES 0.1%
Svenska Cellulosa AB S.C.A. ‘B’	12,024	388
Swedish Match AB	5,384	175

		563

FINANCIALS 0.7%
Nordea Bank AB	94,807	1,082
Ratos AB ‘B’	29,811	140
Skandinaviska Enskilda Banken AB ‘A’	38,680	430
Svenska Handelsbanken AB ‘A’	27,353	375
Swedbank AB ‘A’	24,480	566

		2,593

HEALTH CARE 0.0%
Getinge AB ‘B’	5,316	93

INDUSTRIALS 0.5%
Atlas Copco AB ‘A’	7,740	273
Sandvik AB	31,227	466
Skanska AB ‘B’	7,347	173
SKF AB ‘B’	6,787	134
Volvo AB ‘B’	57,663	851

		1,897

INFORMATION TECHNOLOGY 0.2%
Telefonaktiebolaget LM Ericsson ‘B’	129,297	863

MATERIALS 0.1%
Boliden AB	8,285	246
SSAB AB ‘A’ (a)	25,450	101

		347

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	73,370	700
Telia Co. AB	129,959	545

		1,245

Total Sweden		7,869

SWITZERLAND 5.7%
CONSUMER DISCRETIONARY 0.2%
Cie Financiere Richemont S.A.	4,745	375
Garmin Ltd.	6,371	326
Swatch Group AG	387	138

		839

CONSUMER STAPLES 0.6%
Aryzta AG	2,366	76
Coca-Cola HBC AG	3,772	98
Nestle S.A.	27,600	2,118

		2,292

ENERGY 0.2%
Transocean Ltd.	50,961	634
Weatherford International PLC (a)	48,195	321

		955

FINANCIALS 2.0%
Baloise Holding AG	1,771	243
Credit Suisse Group AG	98,152	1,461
Swiss Life Holding AG	3,644	1,175
Swiss Re AG	18,642	1,674
UBS Group AG	61,180	978
Zurich Insurance Group AG	9,455	2,523

		8,054

HEALTH CARE 1.3%
Novartis AG	41,352	3,071
Roche Holding AG	7,790	1,992

		5,063

INDUSTRIALS 0.4%
ABB Ltd.	38,166	893
Adecco Group AG	5,220	371
Kuehne + Nagel International AG	534	75
SGS S.A.	45	96
Wolseley PLC	4,791	302

		1,737

INFORMATION TECHNOLOGY 0.3%
STMicroelectronics NV	49,174	755
TE Connectivity Ltd.	5,055	377

		1,132

MATERIALS 0.7%
Glencore PLC (a)	529,494	2,078
LafargeHolcim Ltd.	1,754	103
Syngenta AG (a)	906	398

		2,579

TELECOMMUNICATION SERVICES 0.0%
Swisscom AG	143	66

Total Switzerland		22,717

UNITED KINGDOM 15.8%
CONSUMER DISCRETIONARY 1.6%
Burberry Group PLC	3,611	78
Compass Group PLC	30,075	568
Fiat Chrysler Automobiles NV (a)	200,383	2,190
GKN PLC	67,872	309
InterContinental Hotels Group PLC	3,321	163
Kingfisher PLC	138,934	568
Marks & Spencer Group PLC	138,900	587
Next PLC	3,170	171
Pearson PLC	52,413	447
Sky PLC	14,041	172
Thomas Cook Group PLC	184,550	197
William Hill PLC	41,088	150
WPP PLC	35,999	789

		6,389

CONSUMER STAPLES 2.1%
British American Tobacco PLC	32,797	2,176
Diageo PLC	18,045	517
Imperial Brands PLC	19,414	941
J Sainsbury PLC	240,978	798
Reckitt Benckiser Group PLC	4,396	401
Tate & Lyle PLC	11,481	110
Tesco PLC (a)	296,636	690
Unilever NV	18,624	925
Unilever PLC	16,554	817
WM Morrison Supermarkets PLC	299,009	900

		8,275

ENERGY 1.8%
BP PLC	1,100,843	6,337
Petrofac Ltd.	15,873	183
Subsea 7 S.A. (a)	19,354	300
Tullow Oil PLC (a)	44,290	131

		6,951

FINANCIALS 5.9%
3i Group PLC	8,547	80
Aberdeen Asset Management PLC	30,626	102
Aviva PLC	123,776	826
Barclays PLC	1,696,375	4,789
CYBG PLC (a)	23,199	81
Direct Line Insurance Group PLC	92,711	403
HSBC Holdings PLC	1,164,678	9,500
Lloyds Banking Group PLC	1,814,280	1,509
Man Group PLC	90,067	166
NEX Group PLC	17,548	125
Old Mutual PLC	415,586	1,046
Royal Bank of Scotland Group PLC (a)	568,712	1,724
Standard Chartered PLC (a)	294,734	2,819
Standard Life PLC	55,255	246

		23,416

HEALTH CARE 0.8%
AstraZeneca PLC	22,522	1,385
GlaxoSmithKline PLC	92,388	1,921

		3,306

INDUSTRIALS 1.3%
Aggreko PLC	14,395	159
Ashtead Group PLC	3,594	75
BAE Systems PLC	132,938	1,070
CNH Industrial NV	57,589	554
easyJet PLC	6,308	81
Experian PLC	10,165	207
Firstgroup PLC (a)	130,808	216
G4S PLC	74,352	284
IMI PLC	9,627	144
International Consolidated Airlines Group S.A.	38,556	256
National Express Group PLC	27,972	126
RELX NV	7,379	137
RELX PLC	7,636	150
Rentokil Initial PLC	44,234	137
Rolls-Royce Holdings PLC	47,738	451
Royal Mail PLC	142,574	759
Smiths Group PLC	9,143	186
Stagecoach Group PLC	65,744	172
Travis Perkins PLC	5,552	105
Weir Group PLC	2,443	59

		5,328

INFORMATION TECHNOLOGY 0.0%
Sage Group PLC	16,703	132

MATERIALS 1.2%
Anglo American PLC (a)	81,476	1,245
DS Smith PLC	13,520	73
KAZ Minerals PLC (a)	48,225	275
Rio Tinto Ltd.	26,029	1,202
Rio Tinto PLC	49,159	1,979

		4,774

TELECOMMUNICATION SERVICES 0.4%
BT Group PLC	91,254	364
Vodafone Group PLC	492,957	1,285

		1,649

UTILITIES 0.7%
Centrica PLC	400,938	1,092
Drax Group PLC	63,411	259
National Grid PLC	66,793	847
Severn Trent PLC	4,489	134
SSE PLC	17,978	332
United Utilities Group PLC	6,207	77

		2,741

Total United Kingdom		62,961

UNITED STATES 0.1%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC	3,764	216
FINANCIALS 0.1%
Thomson Reuters Corp.	7,322	316

Total United States		532

Total Common Stocks (Cost $339,702)		392,310

PREFERRED STOCKS 0.4%
GERMANY 0.4%
INDUSTRIALS 0.4%
Schaeffler AG	4,849	85
Volkswagen AG	11,071	1,614

		1,699

Total Preferred Stocks (Cost $1,504)		1,699

REAL ESTATE INVESTMENT TRUSTS 0.3%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Scentre Group	31,328	103
Stockland	42,168	149

		252

Total Australia		252

CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust	12,044	120
Cominar Real Estate Investment Trust	4,913	53
Dream Office Real Estate Investment Trust	12,283	178
H&R Real Estate Investment Trust	11,861	206
RioCan Real Estate Investment Trust	4,382	86
Smart Real Estate Investment Trust	1,264	31

		674

Total Canada		674

FRANCE 0.1%
REAL ESTATE 0.1%
Unibail-Rodamco SE	981	229

Total France		229

UNITED KINGDOM 0.0%
REAL ESTATE 0.0%
Land Securities Group PLC	12,071	160

Total United Kingdom		160

Total Real Estate Investment Trusts (Cost $1,301)		1,315

RIGHTS 0.1%
AUSTRALIA 0.0%
INDUSTRIALS 0.0%
Downer EDI Ltd. - Exp. 04/11/2017	27,843	0

Total Australia		0

GERMANY 0.1%
FINANCIALS 0.1%
Deutsche Bank AG - Exp. 04/06/2017	214,043	512

Total Germany		512

Total Rights (Cost $0)		512

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa S.A. - Exp. 03/31/2025	226,011	2

Total Warrants (Cost $0)		2

Total Investments in Securities (Cost $342,507)		395,838

Total Investments 99.1% (Cost $342,507)		$395,838
Other Assets and Liabilities, net 0.9%		3,430

Net Assets 100.0%		$399,268

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$231	$0	$231
Consumer Staples	0	2,234	0	2,234
Energy	0	1,265	0	1,265
Financials	0	9,380	0	9,380
Health Care	0	460	0	460
Industrials	0	872	0	872
Materials	0	7,778	0	7,778
Telecommunication Services	0	245	0	245
Utilities	0	213	0	213
Austria
Energy	0	831	0	831
Financials	0	1,523	0	1,523
Industrials	80	0	0	80
Materials	0	387	0	387
Real Estate	0	57	0	57
Belgium
Consumer Staples	0	531	0	531
Financials	0	1,027	0	1,027
Industrials	0	125	0	125
Materials	0	203	0	203
Telecommunication Services	0	249	0	249
Canada
Consumer Discretionary	1,282	0	0	1,282
Consumer Staples	487	0	0	487
Energy	9,962	0	0	9,962
Financials	12,168	0	0	12,168
Industrials	2,853	0	0	2,853
Information Technology	476	0	0	476
Materials	5,329	0	0	5,329
Telecommunication Services	867	0	0	867
Utilities	1,118	0	0	1,118
Denmark
Consumer Staples	0	363	0	363
Financials	0	240	0	240
Industrials	0	1,830	0	1,830
Telecommunication Services	0	381	0	381
Finland
Consumer Discretionary	0	34	0	34
Consumer Staples	0	314	0	314
Financials	0	131	0	131
Industrials	0	310	0	310
Materials	0	1,006	0	1,006
Telecommunication Services	0	78	0	78
Utilities	0	632	0	632
France
Consumer Discretionary	0	6,044	0	6,044
Consumer Staples	0	2,961	0	2,961
Energy	0	3,810	0	3,810
Financials	0	12,550	0	12,550
Health Care	0	4,723	0	4,723
Industrials	0	8,447	0	8,447
Information Technology	0	613	0	613
Materials	0	594	0	594
Real Estate	79	0	0	79
Telecommunication Services	0	1,839	0	1,839
Utilities	0	3,958	0	3,958
Germany
Consumer Discretionary	0	4,625	0	4,625
Consumer Staples	0	1,679	0	1,679
Financials	0	8,113	0	8,113
Health Care	0	1,739	0	1,739
Industrials	0	7,126	0	7,126
Information Technology	0	738	0	738
Materials	0	5,153	0	5,153
Telecommunication Services	0	1,190	0	1,190
Utilities	0	4,765	0	4,765
Hong Kong
Consumer Discretionary	0	226	0	226
Industrials	0	342	0	342
Information Technology	0	314	0	314
Real Estate	0	2,868	0	2,868
Utilities	0	319	0	319
Ireland
Consumer Discretionary	80	0	0	80
Health Care	330	0	0	330
Industrials	86	0	0	86
Materials	237	476	0	713
Israel
Financials	0	1,023	0	1,023
Health Care	800	0	0	800
Materials	0	228	0	228
Telecommunication Services	0	328	0	328
Italy
Consumer Discretionary	0	279	0	279
Energy	0	3,260	0	3,260
Financials	0	4,362	0	4,362
Industrials	69	228	0	297
Telecommunication Services	0	702	0	702
Utilities	0	2,672	0	2,672
Japan
Consumer Discretionary	0	17,118	0	17,118
Consumer Staples	0	4,507	0	4,507
Energy	0	1,582	0	1,582
Financials	0	14,897	0	14,897
Health Care	0	2,735	0	2,735
Industrials	0	17,719	0	17,719
Information Technology	0	12,754	0	12,754
Materials	0	7,990	0	7,990
Real Estate	0	373	0	373
Telecommunication Services	0	3,371	0	3,371
Utilities	0	3,322	0	3,322
Luxembourg
Consumer Discretionary	0	266	0	266
Energy	0	113	0	113
Materials	0	1,692	0	1,692
Macau
Consumer Discretionary	0	287	0	287
Netherlands
Consumer Staples	0	2,154	0	2,154
Energy	0	6,717	0	6,717
Financials	0	3,311	0	3,311
Industrials	0	2,130	0	2,130
Materials	0	535	0	535
Telecommunication Services	368	307	0	675
New Zealand
Materials	0	199	0	199
Telecommunication Services	0	281	0	281
Norway
Consumer Staples	0	522	0	522
Energy	0	2,515	0	2,515
Financials	0	736	0	736
Materials	0	405	0	405
Telecommunication Services	0	259	0	259
Portugal
Consumer Staples	0	95	0	95
Financials	0	0	1	1
Materials	0	82	0	82
Utilities	0	641	0	641
Singapore
Consumer Discretionary	0	103	0	103
Consumer Staples	0	121	0	121
Financials	0	1,510	0	1,510
Industrials	0	1,011	0	1,011
Information Technology	0	80	0	80
Real Estate	0	161	0	161
Telecommunication Services	0	297	0	297
South Africa
Financials	0	123	0	123
Materials	0	152	0	152
Spain
Consumer Staples	0	287	0	287
Energy	0	973	0	973
Financials	0	9,291	0	9,291
Industrials	6	1,593	0	1,599
Telecommunication Services	0	2,503	0	2,503
Utilities	0	2,509	0	2,509
Sweden
Consumer Discretionary	38	230	0	268
Consumer Staples	0	563	0	563
Financials	0	2,593	0	2,593
Health Care	0	93	0	93
Industrials	0	1,897	0	1,897
Information Technology	0	863	0	863
Materials	0	347	0	347
Telecommunication Services	0	1,245	0	1,245
Switzerland
Consumer Discretionary	326	513	0	839
Consumer Staples	0	2,292	0	2,292
Energy	955	0	0	955
Financials	0	8,054	0	8,054
Health Care	0	5,063	0	5,063
Industrials	0	1,737	0	1,737
Information Technology	377	755	0	1,132
Materials	0	2,579	0	2,579
Telecommunication Services	0	66	0	66
United Kingdom
Consumer Discretionary	2,190	4,199	0	6,389
Consumer Staples	925	7,350	0	8,275
Energy	0	6,951	0	6,951
Financials	125	23,291	0	23,416
Health Care	0	3,306	0	3,306
Industrials	126	5,202	0	5,328
Information Technology	0	132	0	132
Materials	0	4,774	0	4,774
Telecommunication Services	0	1,649	0	1,649
Utilities	259	2,482	0	2,741
United States
Consumer Discretionary	0	216	0	216
Financials	316	0	0	316
Preferred Stocks
Germany
Industrials	0	1,699	0	1,699
Real Estate Investment Trusts
Australia
Real Estate	0	252	0	252
Canada
Real Estate	674	0	0	674
France
Real Estate	0	229	0	229
United Kingdom
Real Estate	0	160	0	160
Rights
Germany
Financials	512	0	0	512
Warrants
Spain
Industrials	2	0	0	2

Total Investments	$43,502	$352,335	$1	$395,838

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.5%
COMMON STOCKS 98.8%
BERMUDA 0.0%
FINANCIALS 0.0%
XL Group Ltd.	4,259	$170

Total Bermuda		170

IRELAND 0.2%
CONSUMER DISCRETIONARY 0.0%
Adient PLC	405	29

INFORMATION TECHNOLOGY 0.2%
Accenture PLC ‘A’	7,898	947

Total Ireland		976

UNITED KINGDOM 0.0%
CONSUMER STAPLES 0.0%
Coca-Cola European Partners PLC	7,216	272

Total United Kingdom		272

UNITED STATES 98.6%
CONSUMER DISCRETIONARY 10.3%
Abercrombie & Fitch Co. ‘A’	45,985	549
American Eagle Outfitters, Inc.	18,598	261
Ascena Retail Group, Inc. (a)	31,107	133
AutoNation, Inc. (a)	4,781	202
Bed Bath & Beyond, Inc.	47,481	1,874
Best Buy Co., Inc.	40,621	1,997
Big Lots, Inc.	16,449	801
Brinker International, Inc.	4,477	197
Caesars Entertainment Corp. (a)	26,451	253
Carnival Corp.	5,813	342
CBS Corp. NVDR ‘B’	29,468	2,044
Charter Communications, Inc. ‘A’ (a)	281	92
Chico’s FAS, Inc.	22,141	314
Coach, Inc.	16,632	687
Comcast Corp. ‘A’	97,183	3,653
Dick’s Sporting Goods, Inc.	2,125	103
Dillard’s, Inc. ‘A’	12,737	665
Discovery Communications, Inc. ‘A’ (a)	12,000	349
Ford Motor Co.	114,019	1,327
Fossil Group, Inc. (a)	27,544	481
GameStop Corp. ‘A’	37,048	835
Gap, Inc.	56,832	1,380
General Motors Co.	52,776	1,866
Genuine Parts Co.	2,058	190
GNC Holdings, Inc. ‘A’	49,305	363
Goodyear Tire & Rubber Co.	10,458	376
Graham Holdings Co. ‘B’	423	254
Guess?, Inc.	27,381	305
Harley-Davidson, Inc.	8,104	490
Hasbro, Inc.	1,608	160
Home Depot, Inc.	22,189	3,258
International Game Technology PLC	25,138	596
Interpublic Group of Cos., Inc.	20,285	498
JC Penney Co., Inc. (a)	49,153	303
Kohl’s Corp.	64,199	2,556
L Brands, Inc.	4,004	189
Las Vegas Sands Corp.	6,059	346
Liberty Interactive Corp. QVC Group ‘A’ (a)	15,862	318
Lowe’s Cos., Inc.	34,895	2,869
Macy’s, Inc.	40,193	1,191
Mattel, Inc.	20,713	530
McDonald’s Corp.	25,378	3,289
MGM Resorts International	9,350	256
NIKE, Inc. ‘B’	5,870	327

Nordstrom, Inc.	14,121	658
Office Depot, Inc.	105,113	490
Omnicom Group, Inc.	14,652	1,263
Ralph Lauren Corp.	5,654	461
Regal Entertainment Group ‘A’	16,476	372
Rent-A-Center, Inc.	26,866	238
Sally Beauty Holdings, Inc. (a)	5,416	111
Scripps Networks Interactive, Inc. ‘A’	5,323	417
Sears Holdings Corp. (a)	36,576	420
Staples, Inc.	141,618	1,242
Target Corp.	28,494	1,573
Time Warner, Inc.	47,966	4,687
Time, Inc.	33,841	655
TJX Cos., Inc.	6,151	486
Tribune Media Co. ‘A’	10,205	380
Tupperware Brands Corp.	9,203	577
Twenty-First Century Fox, Inc. ‘A’	11,718	380
Urban Outfitters, Inc. (a)	9,805	233
Viacom, Inc. ‘B’	84,634	3,946
Visteon Corp. (a)	5,437	533
Walt Disney Co.	12,815	1,453
Weight Watchers International, Inc. (a)	41,344	644
Wendy’s Co.	7,188	98
Wyndham Worldwide Corp.	14,580	1,229
Wynn Resorts Ltd.	8,539	979

		62,594

CONSUMER STAPLES 7.8%
Altria Group, Inc.	29,423	2,101
Archer-Daniels-Midland Co.	13,586	626
Avon Products, Inc. (a)	203,072	894
Bunge Ltd.	11,650	923
Coca-Cola Co.	76,350	3,240
Colgate-Palmolive Co.	14,024	1,026
Costco Wholesale Corp.	1,950	327
CVS Health Corp.	22,037	1,730
Dr Pepper Snapple Group, Inc.	7,055	691
General Mills, Inc.	13,935	822
Herbalife Ltd. (a)	18,695	1,087
HRG Group, Inc. (a)	28,093	543
Ingredion, Inc.	1,223	147
Kellogg Co.	4,597	334
Kimberly-Clark Corp.	3,252	428
Kroger Co.	62,791	1,852
Lamb Weston Holdings, Inc.	1,920	81
Mondelez International, Inc. ‘A’	20,471	882
Nu Skin Enterprises, Inc. ‘A’	10,361	575
PepsiCo, Inc.	42,441	4,747
Philip Morris International, Inc.	58,624	6,619
Procter & Gamble Co.	83,429	7,496
Rite Aid Corp. (a)	110,096	468
Safeway Casa Ley CVR	38,866	5
Safeway PDC LLC CVR	38,866	1
SUPERVALU, Inc. (a)	118,504	457
Sysco Corp.	16,805	873
Wal-Mart Stores, Inc.	112,989	8,144
Whole Foods Market, Inc.	16,107	479

		47,598

ENERGY 11.0%
Anadarko Petroleum Corp.	7,564	469
Apache Corp.	32,906	1,691
Baker Hughes, Inc.	13,643	816
California Resources Corp. (a)	55,876	840
Chesapeake Energy Corp. (a)	526,190	3,126
Chevron Corp.	124,538	13,372
ConocoPhillips	121,658	6,067
CONSOL Energy, Inc.	28,875	485
CVR Energy, Inc.	19,326	388
Denbury Resources, Inc. (a)	273,013	704
Devon Energy Corp.	4,222	176
Diamond Offshore Drilling, Inc. (a)	32,817	548
EOG Resources, Inc.	1,644	160
EP Energy Corp. ‘A’ (a)	54,343	258
Exxon Mobil Corp.	199,428	16,355
Halliburton Co.	26,713	1,315
Helmerich & Payne, Inc.	1,487	99
Hess Corp.	37,338	1,800
HollyFrontier Corp.	30,399	862
Kinder Morgan, Inc.	33,852	736
Marathon Oil Corp.	154,316	2,438
Marathon Petroleum Corp.	40,280	2,036
Murphy Oil Corp.	56,112	1,604
Nabors Industries Ltd.	42,019	549

National Oilwell Varco, Inc.	51,588	2,068
Occidental Petroleum Corp.	33,792	2,141
Oceaneering International, Inc.	4,457	121
ONEOK, Inc.	3,718	206
Patterson-UTI Energy, Inc.	12,083	293
Phillips 66	11,513	912
QEP Resources, Inc. (a)	8,739	111
Schlumberger Ltd.	12,025	939
Southwestern Energy Co. (a)	22,909	187
Superior Energy Services, Inc. (a)	24,383	348
Tesoro Corp.	1,477	120
Valero Energy Corp.	26,096	1,730
Western Refining, Inc.	7,989	280
Whiting Petroleum Corp. (a)	19,834	188
Williams Cos., Inc.	14,373	425
WPX Energy, Inc. (a)	9,738	131

		67,094

FINANCIALS 15.7%
Aflac, Inc.	12,735	922
Allstate Corp.	25,090	2,045
Ally Financial, Inc.	132,549	2,695
American Express Co.	49,505	3,916
American Financial Group, Inc.	4,410	421
American International Group, Inc.	111,103	6,936
Ameriprise Financial, Inc.	10,954	1,421
Assurant, Inc.	9,966	954
Bank of America Corp.	276,777	6,529
Bank of New York Mellon Corp.	20,899	987
BB&T Corp.	13,967	624
Berkshire Hathaway, Inc. ‘B’ (a)	17,547	2,925
BlackRock, Inc.	1,533	588
Capital One Financial Corp.	26,164	2,267
Cincinnati Financial Corp.	1,474	107
CIT Group, Inc.	14,208	610
Citigroup, Inc.	130,013	7,777
Citizens Financial Group, Inc.	25,266	873
CNO Financial Group, Inc.	16,062	329
Comerica, Inc.	2,208	151
Discover Financial Services	24,124	1,650
Donnelley Financial Solutions, Inc. (a)	3,420	66
Fifth Third Bancorp	23,633	600
Franklin Resources, Inc.	20,862	879
Genworth Financial, Inc. ‘A’ (a)	308,686	1,272
Goldman Sachs Group, Inc.	16,419	3,772
Hartford Financial Services Group, Inc.	15,897	764
Invesco Ltd.	8,205	251
JPMorgan Chase & Co.	136,446	11,985
KeyCorp	11,083	197
Legg Mason, Inc.	28,321	1,023
Leucadia National Corp.	24,768	644
Lincoln National Corp.	13,222	865
Loews Corp.	18,388	860
LPL Financial Holdings, Inc.	4,444	177
MetLife, Inc.	35,239	1,861
Morgan Stanley	6,418	275
Navient Corp.	119,350	1,762
New York Community Bancorp, Inc.	10,947	153
People’s United Financial, Inc.	27,991	509
PHH Corp. (a)	17,761	226
PNC Financial Services Group, Inc.	10,060	1,210
Principal Financial Group, Inc.	1,976	125
Progressive Corp.	11,718	459
Prudential Financial, Inc.	3,714	396
Raymond James Financial, Inc.	1,533	117
Regions Financial Corp.	47,328	688
Reinsurance Group of America, Inc.	4,165	529
Santander Consumer USA Holdings, Inc. (a)	47,987	639
SLM Corp. (a)	104,466	1,264
State Street Corp.	10,160	809
SunTrust Banks, Inc.	13,011	720
Synchrony Financial	38,565	1,323
T Rowe Price Group, Inc.	1,692	115
Travelers Cos., Inc.	38,573	4,650
U.S. Bancorp	28,671	1,477
Voya Financial, Inc.	58,988	2,239
Wells Fargo & Co.	99,682	5,548
White Mountains Insurance Group Ltd.	316	278
WR Berkley Corp.	1,263	89

		95,543

HEALTH CARE 11.2%
Abbott Laboratories	25,214	1,120
AbbVie, Inc.	12,787	833

Aetna, Inc.	19,045	2,429
Amgen, Inc.	23,402	3,840
Anthem, Inc.	38,822	6,420
Baxter International, Inc.	13,170	683
Becton Dickinson and Co.	3,314	608
Bioverativ, Inc. (a)	284	15
Bristol-Myers Squibb Co.	7,804	424
Brookdale Senior Living, Inc. (a)	8,576	115
Cardinal Health, Inc.	3,050	249
Community Health Systems, Inc. (a)	115,508	1,025
CR Bard, Inc.	1,698	422
Eli Lilly & Co.	12,997	1,093
Envision Healthcare Corp. (a)	7,154	439
Express Scripts Holding Co. (a)	14,208	936
Gilead Sciences, Inc.	11,119	755
HCA Holdings, Inc. (a)	46,196	4,111
Humana, Inc.	3,988	822
Johnson & Johnson	59,839	7,453
Kindred Healthcare, Inc.	31,211	261
LifePoint Health, Inc. (a)	13,564	888
Mallinckrodt PLC (a)	2,322	104
McKesson Corp.	4,183	620
Merck & Co., Inc.	142,684	9,066
Patterson Cos., Inc.	4,792	217
Pfizer, Inc.	440,626	15,074
Quest Diagnostics, Inc.	12,509	1,228
Tenet Healthcare Corp. (a)	54,813	971
UnitedHealth Group, Inc.	31,087	5,099
Universal Health Services, Inc. ‘B’	696	87
Valeant Pharmaceuticals International, Inc. (a)	43,277	477
Varex Imaging Corp. (a)	995	33
Varian Medical Systems, Inc. (a)	2,488	227
Zimmer Biomet Holdings, Inc.	1,977	241

		68,385

INDUSTRIALS 9.6%
3M Co.	11,530	2,206
AGCO Corp.	8,617	519
American Airlines Group, Inc.	13,341	564
Armstrong World Industries, Inc. (a)	16,246	748
Avis Budget Group, Inc. (a)	49,263	1,457
Boeing Co.	5,791	1,024
Caterpillar, Inc.	38,990	3,617
Cintas Corp.	851	108
CSX Corp.	60,901	2,835
Cummins, Inc.	8,138	1,230
Deere & Co.	36,477	3,971
Delta Air Lines, Inc.	1,297	60
Dover Corp.	8,351	671
Dun & Bradstreet Corp.	3,191	344
Emerson Electric Co.	42,173	2,524
FedEx Corp.	2,845	555
Flowserve Corp.	9,948	482
Fluor Corp.	13,923	733
Fortive Corp.	2,667	161
General Dynamics Corp.	4,804	899
General Electric Co.	269,596	8,034
Herc Holdings, Inc. (a)	3,203	157
Hertz Global Holdings, Inc. (a)	22,695	398
Honeywell International, Inc.	6,211	776
Illinois Tool Works, Inc.	15,733	2,084
Ingersoll-Rand PLC	4,460	363
Johnson Controls International PLC	7,987	336
Joy Global, Inc.	35,226	995
L3 Technologies, Inc.	5,809	960
Lincoln Electric Holdings, Inc.	1,397	121
Lockheed Martin Corp.	4,760	1,274
LSC Communications, Inc.	3,420	86
ManpowerGroup, Inc.	4,118	422
Norfolk Southern Corp.	14,181	1,588
Northrop Grumman Corp.	11,123	2,646
Oshkosh Corp.	3,745	257
Owens Corning	2,888	177
PACCAR, Inc.	3,132	210
Parker-Hannifin Corp.	2,737	439
Pitney Bowes, Inc.	36,534	479
Quanta Services, Inc. (a)	4,406	164
Raytheon Co.	9,323	1,422
Republic Services, Inc.	10,857	682
RR Donnelley & Sons Co.	22,643	274
Ryder System, Inc.	6,220	469
Stanley Black & Decker, Inc.	1,890	251
Timken Co.	6,558	296
Trinity Industries, Inc.	7,672	204
Union Pacific Corp.	32,754	3,469

United Continental Holdings, Inc. (a)	1,896	134
United Rentals, Inc. (a)	3,330	416
United Technologies Corp.	19,329	2,169
Univar, Inc. (a)	3,771	116
Waste Management, Inc.	17,812	1,299
WW Grainger, Inc.	1,744	406

		58,281

INFORMATION TECHNOLOGY 18.1%
Activision Blizzard, Inc.	25,442	1,269
Advanced Micro Devices, Inc. (a)	61,233	891
Alphabet, Inc. ‘C’ (a)	2,130	1,767
Amdocs Ltd.	4,910	299
Anixter International, Inc. (a)	3,994	317
Apple, Inc.	109,180	15,685
Applied Materials, Inc.	39,908	1,552
Arrow Electronics, Inc. (a)	12,909	948
Avnet, Inc.	13,485	617
Booz Allen Hamilton Holding Corp.	23,263	823
Brocade Communications Systems, Inc.	17,745	221
CA, Inc.	34,077	1,081
Cisco Systems, Inc.	139,462	4,714
Citrix Systems, Inc. (a)	2,283	190
Computer Sciences Corp.	3,816	263
Conduent, Inc. (a)	22,943	385
Corning, Inc.	103,203	2,787
Dell Technologies, Inc. ‘V’ (a)	5,188	332
eBay, Inc. (a)	3,958	133
Fidelity National Information Services, Inc.	2,941	234
Fiserv, Inc. (a)	1,966	227
Flex Ltd. (a)	10,327	174
Hewlett Packard Enterprise Co.	306,834	7,272
HP, Inc.	236,364	4,226
Intel Corp.	282,727	10,198
InterActiveCorp (a)	8,477	625
International Business Machines Corp.	85,958	14,969
Intuit, Inc.	1,314	152
Jabil Circuit, Inc.	19,667	569
Juniper Networks, Inc.	20,524	571
Keysight Technologies, Inc. (a)	8,260	299
KLA-Tencor Corp.	5,548	527
Leidos Holdings, Inc.	6,962	356
Maxim Integrated Products, Inc.	3,615	163
Micron Technology, Inc. (a)	81,977	2,369
Microsoft Corp.	137,345	9,046
Motorola Solutions, Inc.	17,873	1,541
NCR Corp. (a)	9,042	413
NetApp, Inc.	35,890	1,502
NVIDIA Corp.	2,262	246
Oracle Corp.	82,183	3,666
Qorvo, Inc. (a)	4,367	299
QUALCOMM, Inc.	51,422	2,949
Seagate Technology PLC	82,316	3,781
Symantec Corp.	99,840	3,063
Tech Data Corp. (a)	7,561	710
Teradata Corp. (a)	22,240	692
Texas Instruments, Inc.	19,784	1,594
TiVo Corp.	4,644	87
Versum Materials, Inc. (a)	899	28
Western Digital Corp.	4,628	382
Western Union Co.	49,596	1,009
Xerox Corp.	165,667	1,216
Xilinx, Inc.	2,718	157
Yahoo!, Inc. (a)	12,542	582

		110,168

MATERIALS 4.7%
AdvanSix, Inc. (a)	387	11
Albemarle Corp.	641	68
Alcoa Corp.	16,239	559
Ashland Global Holdings, Inc.	1,557	193
Avery Dennison Corp.	2,730	220
Ball Corp.	3,547	263
Bemis Co., Inc.	4,594	224
CF Industries Holdings, Inc.	31,742	932
Chemours Co.	87,555	3,371
Cliffs Natural Resources, Inc. (a)	40,123	329
Domtar Corp.	22,288	814
Dow Chemical Co.	33,589	2,134
E.I. du Pont de Nemours & Co.	21,021	1,689
FMC Corp.	2,414	168
Freeport-McMoRan, Inc. (a)	353,380	4,721
Huntsman Corp.	24,688	606
International Paper Co.	19,483	989

LyondellBasell Industries NV ‘A’	30,230	2,757
Monsanto Co.	16,786	1,900
Mosaic Co.	76,154	2,222
Newmont Mining Corp.	44,473	1,466
Nucor Corp.	3,955	236
Owens-Illinois, Inc. (a)	20,205	412
PPG Industries, Inc.	2,058	216
Praxair, Inc.	5,302	629
Reliance Steel & Aluminum Co.	5,790	463
U.S. Steel Corp.	21,834	738
Valspar Corp.	1,070	119

		28,449

TELECOMMUNICATION SERVICES 4.1%
AT&T, Inc.	344,672	14,321
CenturyLink, Inc.	104,953	2,474
Frontier Communications Corp.	168,469	360
T-Mobile US, Inc. (a)	5,513	356
Telephone & Data Systems, Inc.	13,279	352
Verizon Communications, Inc.	142,680	6,956
Windstream Holdings, Inc.	11,155	61

		24,880

UTILITIES 6.1%
AES Corp.	165,477	1,850
Alliant Energy Corp.	2,768	110
Ameren Corp.	24,926	1,361
American Electric Power Co., Inc.	28,401	1,906
American Water Works Co., Inc.	1,484	115
Atmos Energy Corp.	2,288	181
Calpine Corp. (a)	106,861	1,181
CenterPoint Energy, Inc.	45,505	1,255
CMS Energy Corp.	6,656	298
Consolidated Edison, Inc.	24,010	1,865
Dominion Resources, Inc.	4,125	320
DTE Energy Co.	10,886	1,111
Duke Energy Corp.	31,905	2,616
Edison International	17,134	1,364
Entergy Corp.	38,621	2,934
Exelon Corp.	82,773	2,978
FirstEnergy Corp.	74,331	2,365
Great Plains Energy, Inc.	14,194	415
Hawaiian Electric Industries, Inc.	3,702	123
MDU Resources Group, Inc.	35,386	968
National Fuel Gas Co.	5,967	356
NextEra Energy, Inc.	7,079	909
NRG Energy, Inc.	86,893	1,625
PG&E Corp.	18,324	1,216
Pinnacle West Capital Corp.	9,931	828
Portland General Electric Co.	2,066	92
PPL Corp.	35,068	1,311
Public Service Enterprise Group, Inc.	34,493	1,530
SCANA Corp.	4,758	311
Sempra Energy	1,887	208
Southern Co.	29,000	1,444
Southwest Gas Holdings, Inc.	1,483	123
UGI Corp.	6,560	324
Vectren Corp.	7,049	413
Westar Energy, Inc.	3,319	180
Xcel Energy, Inc.	24,844	1,104

		37,290

Total United States		600,282

Total Common Stocks (Cost $472,656)		601,700

REAL ESTATE INVESTMENT TRUSTS 0.7%
UNITED STATES 0.7%
FINANCIALS 0.4%
AGNC Investment Corp.	24,485	487
Annaly Capital Management, Inc.	91,230	1,014
Chimera Investment Corp.	19,267	389
Two Harbors Investment Corp.	12,875	123

		2,013

REAL ESTATE 0.3%
CoreCivic, Inc.	20,486	644
Hospitality Properties Trust	11,568	365
Iron Mountain, Inc.	19,411	692

Senior Housing Properties Trust	5,964	121
Weyerhaeuser Co.	3,460	117

		1,939

Total Real Estate Investment Trusts (Cost $3,572)		3,952

Total Investments in Securities (Cost $476,228)		605,652

Total Investments 99.5% (Cost $476,228)		$605,652
Other Assets and Liabilities, net 0.5%		3,246

Net Assets 100.0%		$608,898

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$170	$0	$0	$170
Ireland
Consumer Discretionary	29	0	0	29
Information Technology	947	0	0	947
United Kingdom
Consumer Staples	272	0	0	272
United States
Consumer Discretionary	62,594	0	0	62,594
Consumer Staples	47,592	0	6	47,598
Energy	67,094	0	0	67,094
Financials	95,543	0	0	95,543
Health Care	68,385	0	0	68,385
Industrials	58,281	0	0	58,281
Information Technology	110,168	0	0	110,168
Materials	28,449	0	0	28,449
Telecommunication Services	24,880	0	0	24,880
Utilities	37,290	0	0	37,290
Real Estate Investment Trusts
United States
Financials	2,013	0	0	2,013
Real Estate	1,939	0	0	1,939

Total Investments	$605,646	$0	$6	$605,652

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.2%
COMMON STOCKS 89.2%
BERMUDA 0.1%
INDUSTRIALS 0.1%
Triton International Ltd.	5,290	$136

Total Bermuda		136

INDIA 0.0%
CONSUMER DISCRETIONARY 0.0%
Eros International PLC (a)	1,412	15

Total India		15

UNITED KINGDOM 0.1%
INFORMATION TECHNOLOGY 0.1%
Cardtronics PLC ‘A’ (a)	1,109	52

Total United Kingdom		52

UNITED STATES 89.0%
CONSUMER DISCRETIONARY 16.2%
Aaron’s, Inc.	8,773	261
AMC Entertainment Holdings, Inc. ‘A’	4,669	147
America’s Car-Mart, Inc. (a)	1,703	62
American Axle & Manufacturing Holdings, Inc. (a)	7,063	133
American Outdoor Brands Corp. (a)	4,497	89
American Public Education, Inc. (a)	2,846	65
Asbury Automotive Group, Inc. (a)	2,586	155
Ascena Retail Group, Inc. (a)	28,089	120
Ascent Capital Group, Inc. ‘A’ (a)	3,447	49
Barnes & Noble Education, Inc. (a)	9,204	88
Barnes & Noble, Inc.	15,875	147
Big 5 Sporting Goods Corp.	3,343	50
Biglari Holdings, Inc. (a)	120	52
BJ’s Restaurants, Inc. (a)	1,060	43
Bloomin’ Brands, Inc.	9,313	184
Bob Evans Farms, Inc.	4,531	294
Boyd Gaming Corp. (a)	13,452	296
Bridgepoint Education, Inc. (a)	1,720	18
Brinker International, Inc.	1,650	73
Buckle, Inc.	7,175	133
Buffalo Wild Wings, Inc. (a)	261	40
Cable One, Inc.	182	114
Caesars Acquisition Co. ‘A’ (a)	2,669	41
Caleres, Inc.	6,025	159
Callaway Golf Co.	4,407	49
Capella Education Co.	1,775	151
Career Education Corp. (a)	16,582	144
Carrols Restaurant Group, Inc. (a)	6,271	89
Cato Corp. ‘A’	2,642	58
Cheesecake Factory, Inc.	2,531	160
Chico’s FAS, Inc.	7,804	111
Children’s Place, Inc.	2,075	249
Choice Hotels International, Inc.	2,387	149
Churchill Downs, Inc.	156	25
Citi Trends, Inc.	1,504	26
ClubCorp Holdings, Inc.	989	16
Conn’s, Inc. (a)	6,648	58
Container Store Group, Inc. (a)	5,355	23
Cooper Tire & Rubber Co.	5,016	222
Cooper-Standard Holding, Inc. (a)	2,533	281
Core-Mark Holding Co., Inc.	2,428	76
Crocs, Inc. (a)	17,087	121
CST Brands, Inc.	550	26
Dana, Inc.	16,816	325
Dave & Buster’s Entertainment, Inc. (a)	2,832	173
Deckers Outdoor Corp. (a)	3,049	182
Denny’s Corp. (a)	3,503	43
DeVry Education Group, Inc.	15,158	537

DineEquity, Inc.	1,278	70
Dorman Products, Inc. (a)	1,086	89
Drive Shack, Inc.	7,002	29
DSW Inc. ‘A’	6,496	134
Eldorado Resorts, Inc. (a)	3,358	64
Entercom Communications Corp. ‘A’	1,237	18
Ethan Allen Interiors, Inc.	2,033	62
Etsy, Inc. (a)	740	8
EW Scripps Co. ‘A’ (a)	1,025	24
Express, Inc. (a)	9,125	83
Extended Stay America, Inc.	2,859	46
Fiesta Restaurant Group, Inc. (a)	1,787	43
Finish Line, Inc. ‘A’	11,448	163
Five Below, Inc. (a)	1,493	65
Francesca’s Holdings Corp. (a)	2,544	39
Fred’s, Inc. ‘A’	6,453	85
FTD Cos., Inc. (a)	2,607	52
G-III Apparel Group Ltd. (a)	1,454	32
Gannett Co., Inc.	31,860	267
Genesco, Inc. (a)	4,824	267
Gentherm, Inc. (a)	283	11
GoPro, Inc. ‘A’ (a)	2,677	23
Grand Canyon Education, Inc. (a)	1,395	100
Gray Television, Inc. (a)	1,196	17
Group 1 Automotive, Inc.	2,756	204
Groupon, Inc. (a)	48,493	191
Guess?, Inc.	5,491	61
Haverty Furniture Cos., Inc.	2,674	65
Helen of Troy Ltd. (a)	1,237	116
Hibbett Sports, Inc. (a)	3,340	98
Hilton Grand Vacations, Inc. (a)	522	15
Horizon Global Corp. (a)	1,124	16
Houghton Mifflin Harcourt Co. (a)	6,241	63
HSN, Inc.	3,677	136
Iconix Brand Group, Inc. (a)	28,502	214
ILG, Inc.	2,902	61
International Speedway Corp. ‘A’	2,594	96
iRobot Corp. (a)	1,375	91
Isle of Capri Casinos, Inc. (a)	4,034	106
Jack in the Box, Inc.	1,584	161
JAKKS Pacific, Inc. (a)	9,606	53
John Wiley & Sons, Inc. ‘A’	3,655	197
K12, Inc. (a)	5,119	98
Kate Spade & Co. (a)	2,650	62
KB Home	913	18
Kirkland’s, Inc. (a)	1,752	22
La Quinta Holdings, Inc. (a)	5,988	81
La-Z-Boy, Inc.	2,220	60
Lands’ End, Inc. (a)	6,371	137
LCI Industries	905	90
Libbey, Inc.	3,868	56
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	5,470	77
Lions Gate Entertainment Corp. ‘A’	458	12
Lions Gate Entertainment Corp. ‘B’ (a)	3,030	74
Lithia Motors, Inc. ‘A’	159	14
Loral Space & Communications, Inc. (a)	1,107	44
Lumber Liquidators Holdings, Inc. (a)	5,275	111
M/I Homes, Inc. (a)	1,461	36
Marcus Corp.	1,776	57
Marriott Vacations Worldwide Corp.	2,118	212
MDC Holdings, Inc.	1,766	53
MDC Partners, Inc. ‘A’	2,667	25
Media General, Inc.	2,855	5
Meredith Corp.	3,337	216
Meritage Homes Corp. (a)	1,278	47
Modine Manufacturing Co. (a)	6,259	76
Monro Muffler Brake, Inc.	649	34
Movado Group, Inc.	2,568	64
MSG Networks, Inc. ‘A’ (a)	956	22
Murphy USA, Inc. (a)	2,923	215
NACCO Industries, Inc. ‘A’	558	39
National CineMedia, Inc.	8,847	112
New York Times Co. ‘A’	8,812	127
Nexstar Media Group, Inc.	1,250	88
Nutrisystem, Inc.	1,818	101
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,328	44
Oxford Industries, Inc.	1,173	67
Papa John’s International, Inc.	769	62
Party City Holdco, Inc. (a)	2,131	30
Penn National Gaming, Inc. (a)	11,780	217
Perry Ellis International, Inc. (a)	3,276	70
PetMed Express, Inc.	1,224	25
Pier 1 Imports, Inc.	53,071	380
Pinnacle Entertainment, Inc. (a)	5,143	100
Potbelly Corp. (a)	4,479	62
Red Robin Gourmet Burgers, Inc. (a)	628	37

Regis Corp. (a)	9,870	116
Rent-A-Center, Inc.	11,127	99
RH (a)	592	27
Ruby Tuesday, Inc. (a)	12,447	35
Ruth’s Hospitality Group, Inc.	605	12
Scholastic Corp.	4,280	182
Scientific Games Corp. ‘A’ (a)	5,312	126
SeaWorld Entertainment, Inc.	16,686	305
Select Comfort Corp. (a)	4,015	100
Shoe Carnival, Inc.	1,323	32
Shutterfly, Inc. (a)	2,139	103
Sinclair Broadcast Group, Inc. ‘A’	2,962	120
Sonic Automotive, Inc. ‘A’	9,784	196
Sonic Corp.	1,796	46
Sotheby’s (a)	5,648	257
Stage Stores, Inc.	12,256	32
Standard Motor Products, Inc.	1,518	75
Stein Mart, Inc.	8,668	26
Steven Madden Ltd. (a)	2,261	87
Stoneridge, Inc. (a)	3,052	55
Strayer Education, Inc.	3,207	258
Sturm Ruger & Co., Inc.	1,474	79
Superior Industries International, Inc.	2,224	56
Tailored Brands, Inc.	950	14
Tempur Sealy International, Inc. (a)	834	39
Texas Roadhouse, Inc.	1,588	71
Time, Inc.	5,726	111
TopBuild Corp. (a)	1,785	84
Tower International, Inc.	2,079	56
TravelCenters of America LLC (a)	9,552	58
TRI Pointe Group, Inc. (a)	2,605	33
tronc, Inc. (a)	8,329	116
Tuesday Morning Corp. (a)	6,030	23
Universal Electronics, Inc. (a)	252	17
Vera Bradley, Inc. (a)	3,167	29
Vista Outdoor, Inc. (a)	2,281	47
Vitamin Shoppe, Inc. (a)	3,740	75
Wendy’s Co.	20,862	284
William Lyon Homes ‘A’ (a)	797	16
Wolverine World Wide, Inc.	5,562	139
ZAGG, Inc. (a)	1,857	13
Zumiez, Inc. (a)	1,593	29

		17,099

CONSUMER STAPLES 2.9%
Alliance One International, Inc. (a)	2,085	27
Andersons, Inc.	1,996	76
B&G Foods, Inc.	2,246	90
Boston Beer Co., Inc. ‘A’ (a)	270	39
Cal-Maine Foods, Inc.	1,530	56
Central Garden & Pet Co. ‘A’ (a)	6,475	225
Coca-Cola Bottling Co. Consolidated	314	65
Darling Ingredients, Inc. (a)	13,515	196
Dean Foods Co.	9,978	196
Energizer Holdings, Inc.	4,656	260
Fresh Del Monte Produce, Inc.	3,436	203
Ingles Markets, Inc. ‘A”	3,152	136
Inter Parfums, Inc.	1,744	64
J&J Snack Foods Corp.	476	64
Medifast, Inc.	1,298	58
National Beverage Corp.	298	25
Omega Protein Corp.	783	16
Performance Food Group Co. (a)	3,332	79
PriceSmart, Inc.	854	79
Revlon, Inc. ‘A’ (a)	849	24
Sanderson Farms, Inc.	1,063	110
Seneca Foods Corp. ‘A’ (a)	589	21
Smart & Final Stores, Inc. (a)	3,607	44
SpartanNash Co.	3,312	116
Sprouts Farmers Market, Inc. (a)	1,775	41
United Natural Foods, Inc. (a)	3,596	155
Universal Corp.	3,693	261
USANA Health Sciences, Inc. (a)	854	49
Vector Group Ltd.	6,956	145
Village Super Market, Inc. ‘A’	646	17
WD-40 Co.	658	72
Weis Markets, Inc.	1,655	99

		3,108

ENERGY 5.4%
Alon USA Energy, Inc.	6,410	78
Archrock, Inc.	12,671	157
Atwood Oceanics, Inc. (a)	31,616	301
Basic Energy Services, Inc. (a)	435	15

Bill Barrett Corp. (a)	37,689	171
Bonanza Creek Energy, Inc. (a)	6,467	7
Bristow Group, Inc.	13,693	208
California Resources Corp. (a)	1,870	28
Callon Petroleum Co. (a)	1,752	23
CARBO Ceramics, Inc. (a)	8,587	112
Carrizo Oil & Gas, Inc. (a)	2,709	78
Clayton Williams Energy, Inc. (a)	645	85
Cloud Peak Energy, Inc. (a)	42,741	196
Cobalt International Energy, Inc. (a)	6,000	3
Contango Oil & Gas Co. (a)	3,871	28
Delek U.S. Holdings, Inc.	12,749	309
Denbury Resources, Inc. (a)	8,155	21
Dril-Quip, Inc. (a)	1,775	97
Enbridge Energy Management LLC	58,437	0
Enbridge Energy Management LLC (a)	2,365	44
EP Energy Corp. ‘A’ (a)	4,151	20
Era Group, Inc. (a)	6,139	81
EXCO Resources, Inc. (a)	22,654	14
Exterran Corp. (a)	1,074	34
Fairmount Santrol Holdings, Inc. (a)	8,009	59
Forum Energy Technologies, Inc. (a)	8,155	169
Gener8 Maritime, Inc. (a)	3,211	18
Geospace Technologies Corp. (a)	1,639	27
Green Plains, Inc.	4,398	109
Gulfmark Offshore, Inc. ‘A’ (a)	7,553	3
Gulfport Energy Corp. (a)	882	15
Helix Energy Solutions Group, Inc. (a)	15,938	124
Hornbeck Offshore Services, Inc. (a)	13,050	58
International Seaways, Inc. (a)	2,419	46
Kosmos Energy Ltd. (a)	7,579	50
Laredo Petroleum, Inc. (a)	3,787	55
McDermott International, Inc. (a)	14,797	100
Newpark Resources, Inc. (a)	16,789	136
Northern Oil and Gas, Inc. (a)	7,443	19
Oasis Petroleum, Inc. (a)	11,322	161
Oil States International, Inc. (a)	4,783	159
Overseas Shipholding Group, Inc. ‘A’	6,550	25
Parker Drilling Co. (a)	27,912	49
PBF Energy, Inc. ‘A’	4,383	97
PDC Energy, Inc. (a)	682	43
PHI, Inc. NVDR (a)	1,325	16
Pioneer Energy Services Corp. (a)	25,598	102
Renewable Energy Group, Inc. (a)	5,914	62
Resolute Energy Corp. (a)	347	14
REX American Resources Corp. (a)	721	65
Rice Energy, Inc. (a)	838	20
Rowan Cos. PLC ‘A’ (a)	11,973	187
RPC, Inc.	3,983	73
Sanchez Energy Corp. (a)	2,674	25
SEACOR Holdings, Inc. (a)	3,957	274
SemGroup Corp. ‘A’	2,248	81
SM Energy Co.	9,229	222
Tesco Corp. (a)	7,095	57
TETRA Technologies, Inc. (a)	4,390	18
Tidewater, Inc. (a)	29,383	34
U.S. Silica Holdings, Inc.	2,341	112
Unit Corp. (a)	21,756	526
W&T Offshore, Inc. (a)	34,868	97
Westmoreland Coal Co. (a)	1,758	26
World Fuel Services Corp.	1,659	60

		5,703

FINANCIALS 15.1%
Ambac Financial Group, Inc. (a)	11,571	218
American Equity Investment Life Holding Co.	23,280	550
AMERISAFE, Inc.	468	30
Arlington Asset Investment Corp. ‘A’	2,070	29
Artisan Partners Asset Management, Inc. ‘A’	460	13
Associated Banc-Corp	7,004	171
Astoria Financial Corp.	9,029	185
Baldwin & Lyons, Inc. ‘B’	926	23
Banc of California, Inc.	1,693	35
BancFirst Corp.	489	44
BancorpSouth, Inc.	3,748	113
Bank of Hawaii Corp.	1,318	109
BankUnited, Inc.	3,604	134
Beneficial Bancorp, Inc.	2,592	41
Berkshire Hills Bancorp, Inc.	2,089	75
BGC Partners, Inc. ‘A’	14,770	168
BofI Holding, Inc. (a)	515	13
Boston Private Financial Holdings, Inc.	2,602	43
Brookline Bancorp, Inc.	6,800	106
Bryn Mawr Bank Corp.	668	26
Camden National Corp.	1,477	65

Capital Bank Financial Corp. ‘A’	1,900	82
Capitol Federal Financial, Inc.	12,969	190
Cathay General Bancorp	1,435	54
Chemical Financial Corp.	3,749	192
Citizens & Northern Corp.	745	17
City Holding Co.	1,537	99
Cohen & Steers, Inc.	828	33
Columbia Banking System, Inc.	1,461	57
Community Bank System, Inc.	1,548	85
Community Trust Bancorp, Inc.	1,975	90
Cowen Group, Inc. ‘A’ (a)	4,141	62
Crawford & Co. ‘B’	1,601	16
Customers Bancorp, Inc. (a)	972	31
CVB Financial Corp.	2,651	59
Dime Community Bancshares, Inc.	2,994	61
Donnelley Financial Solutions, Inc. (a)	2,040	39
Eagle Bancorp, Inc. (a)	560	33
eHealth, Inc. (a)	3,823	46
Employers Holdings, Inc.	3,410	129
Encore Capital Group, Inc. (a)	2,299	71
Enova International, Inc. (a)	9,958	148
Enterprise Financial Services Corp.	1,028	44
Essent Group Ltd. (a)	428	15
EverBank Financial Corp.	6,648	130
Evercore Partners, Inc. ‘A’	1,869	146
Ezcorp, Inc. ‘A’ (a)	20,179	164
FBL Financial Group, Inc. ‘A’	1,155	76
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	68
Federal Agricultural Mortgage Corp. ‘C’	1,055	61
Federated Investors, Inc. ‘B’	3,395	89
Fidelity & Guaranty Life	2,114	59
Fidelity Southern Corp.	578	13
Financial Institutions, Inc.	1,679	55
First Bancorp	1,664	49
First Busey Corp.	2,773	82
First Citizens BancShares, Inc. ‘A’	54	18
First Commonwealth Financial Corp.	6,128	81
First Community Bancshares, Inc.	1,399	35
First Defiance Financial Corp.	648	32
First Financial Bancorp	7,650	210
First Financial Bankshares, Inc.	928	37
First Financial Corp.	1,856	88
First Interstate BancSystem, Inc. ‘A’	1,662	66
First Merchants Corp.	1,160	46
First Midwest Bancorp, Inc.	2,015	48
FirstCash, Inc.	5,321	262
Flagstar Bancorp, Inc. (a)	2,692	76
Flushing Financial Corp.	3,355	90
FNB Corp.	9,270	138
FNFV Group (a)	1,250	17
Fulton Financial Corp.	14,797	264
Glacier Bancorp, Inc.	2,120	72
Great Southern Bancorp, Inc.	695	35
Great Western Bancorp, Inc.	4,046	172
Green Dot Corp. ‘A’ (a)	3,114	104
Greenhill & Co., Inc.	5,501	161
Hancock Holding Co.	4,999	228
Heartland Financial USA, Inc.	643	32
Hercules Capital, Inc.	4,121	62
Heritage Financial Corp.	1,285	32
Hilltop Holdings, Inc.	4,521	124
Home BancShares, Inc.	526	14
HomeStreet, Inc. (a)	996	28
HomeTrust Bancshares, Inc. (a)	927	22
Hope Bancorp, Inc.	1,570	30
Horace Mann Educators Corp.	1,776	73
IBERIABANK Corp.	843	67
Independent Bank Corp.	657	43
Infinity Property & Casualty Corp.	1,082	103
International Bancshares Corp.	4,224	150
Investment Technology Group, Inc.	1,984	40
Janus Capital Group, Inc.	12,356	163
KCG Holdings, Inc. ‘A’ (a)	16,664	297
Kemper Corp.	5,808	232
Lakeland Bancorp, Inc.	2,678	53
Lakeland Financial Corp.	495	21
LPL Financial Holdings, Inc.	6,884	274
MainSource Financial Group, Inc.	1,478	49
MB Financial, Inc.	655	28
MBIA, Inc. (a)	41,818	354
Mercury General Corp.	2,086	127
Meridian Bancorp, Inc.	1,763	32
Morningstar, Inc.	855	67
National Bank Holdings Corp. ‘A’	6,935	225
National Western Life Group, Inc. ‘A’	212	65
Nationstar Mortgage Holdings, Inc. (a)	5,092	80

Navigators Group, Inc.	1,864	101
NBT Bancorp, Inc.	5,287	196
Nelnet, Inc. ‘A’	3,785	166
Northfield Bancorp, Inc.	4,807	87
Northwest Bancshares, Inc.	14,903	251
OceanFirst Financial Corp.	971	27
Ocwen Financial Corp. (a)	48,133	263
Old National Bancorp	8,173	142
OneBeacon Insurance Group Ltd. ‘A’	4,028	64
Oritani Financial Corp.	3,506	60
Pacific Premier Bancorp, Inc. (a)	930	36
Park National Corp.	1,260	133
Piper Jaffray Cos.	2,479	158
PRA Group, Inc. (a)	2,652	88
Primerica, Inc.	3,927	323
ProAssurance Corp.	5,431	327
Provident Financial Services, Inc.	5,649	146
Regional Management Corp. (a)	3,477	68
Renasant Corp.	1,078	43
RLI Corp.	2,446	147
S&T Bancorp, Inc.	888	31
Safety Insurance Group, Inc.	1,190	83
Sandy Spring Bancorp, Inc.	1,335	55
Selective Insurance Group, Inc.	1,854	87
ServisFirst Bancshares, Inc.	1,280	47
Simmons First National Corp. ‘A’	426	24
South State Corp.	473	42
State Bank Financial Corp.	1,280	33
Stewart Information Services Corp.	465	21
Stock Yards Bancorp, Inc.	1,059	43
TCF Financial Corp.	15,798	269
Tompkins Financial Corp.	1,045	84
Towne Bank	1,895	61
TriCo Bancshares	605	22
TrustCo Bank Corp.	11,620	91
Trustmark Corp.	5,106	162
UMB Financial Corp.	1,382	104
Union Bankshares Corp.	2,126	75
United Bankshares, Inc.	1,674	71
United Fire Group, Inc.	1,227	52
Universal Insurance Holdings, Inc.	1,288	32
Univest Corp. of Pennsylvania	1,904	49
Valley National Bancorp	25,049	296
Waddell & Reed Financial, Inc. ‘A’	22,393	381
Walker & Dunlop, Inc. (a)	591	25
Walter Investment Management Corp. (a)	1,801	2
Washington Federal, Inc.	8,852	293
Washington Trust Bancorp, Inc.	696	34
Waterstone Financial, Inc.	1,055	19
WesBanco, Inc.	481	18
Westamerica Bancorporation	2,371	132
Wintrust Financial Corp.	1,553	107
World Acceptance Corp. (a)	4,592	238
WSFS Financial Corp.	847	39

		15,951

HEALTH CARE 5.9%
Abaxis, Inc.	691	33
Acorda Therapeutics, Inc. (a)	3,371	71
Air Methods Corp. (a)	2,992	129
Akorn, Inc. (a)	1,033	25
Alere, Inc. (a)	1,883	75
Allscripts Healthcare Solutions, Inc. (a)	10,257	130
Almost Family, Inc. (a)	1,076	52
AMAG Pharmaceuticals, Inc. (a)	644	14
Amedisys, Inc. (a)	2,683	137
AMN Healthcare Services, Inc. (a)	1,985	81
Analogic Corp.	960	73
AngioDynamics, Inc. (a)	4,329	75
Anika Therapeutics, Inc. (a)	291	13
AquaBounty Technologies, Inc. (a)	5	0
BioScrip, Inc. (a)	12,765	22
Bluebird Bio, Inc. (a)	154	14
Cambrex Corp. (a)	1,100	61
Cantel Medical Corp.	1,030	82
Capital Senior Living Corp. (a)	1,747	25
Catalent, Inc. (a)	1,054	30
Chemed Corp.	1,313	240
Civitas Solutions, Inc. (a)	547	10
Computer Programs & Systems, Inc.	587	16
CONMED Corp.	2,782	123
Depomed, Inc. (a)	3,059	38
Emergent BioSolutions, Inc. (a)	2,721	79
Ensign Group, Inc.	740	14
Exactech, Inc. (a)	1,393	35

Globus Medical, Inc. ‘A’ (a)	3,104	92
Haemonetics Corp. (a)	2,435	99
Halyard Health, Inc. (a)	8,866	338
HMS Holdings Corp. (a)	4,319	88
Horizon Pharma PLC (a)	1,435	21
ICU Medical, Inc. (a)	582	89
Impax Laboratories, Inc. (a)	4,690	59
INC Research Holdings, Inc. ‘A’ (a)	1,170	54
Inovalon Holdings, Inc. ‘A’ (a)	2,797	35
Integer Holdings Corp. (a)	2,543	102
Integra LifeSciences Holdings Corp. (a)	3,204	135
Invacare Corp.	11,045	131
Lannett Co., Inc. (a)	885	20
LHC Group, Inc. (a)	959	52
Luminex Corp.	793	15
Magellan Health, Inc. (a)	4,481	309
Masimo Corp. (a)	2,355	220
Medicines Co. (a)	2,725	133
Medidata Solutions, Inc. (a)	570	33
Meridian Bioscience, Inc.	2,287	32
Merit Medical Systems, Inc. (a)	3,116	90
Molina Healthcare, Inc. (a)	2,091	95
Myriad Genetics, Inc. (a)	12,797	246
National HealthCare Corp.	956	68
Natus Medical, Inc. (a)	1,398	55
Neogen Corp. (a)	938	61
NuVasive, Inc. (a)	1,650	123
NxStage Medical, Inc. (a)	684	18
Omnicell, Inc. (a)	1,662	68
Orthofix International NV (a)	2,527	96
Owens & Minor, Inc.	7,711	267
PDL BioPharma, Inc.	72,713	165
PharMerica Corp. (a)	2,556	60
PRA Health Sciences, Inc. (a)	963	63
Prestige Brands Holdings, Inc. (a)	1,473	82
Providence Service Corp. (a)	554	25
Quality Systems, Inc. (a)	7,068	108
Quorum Health Corp. (a)	2,466	13
RadNet, Inc. (a)	11,419	67
SciClone Pharmaceuticals, Inc. (a)	2,936	29
Select Medical Holdings Corp. (a)	21,559	288
Spectrum Pharmaceuticals, Inc. (a)	3,853	25
Surgery Partners, Inc. (a)	2,353	46
Tivity Health, Inc. (a)	3,384	98
U.S. Physical Therapy, Inc.	394	26
UnitedHealth Group, Inc.	698	114
Universal American Corp. (a)	6,632	66

		6,216

INDUSTRIALS 19.2%
AAON, Inc.	1,042	37
AAR Corp.	5,072	171
ABM Industries, Inc.	5,241	229
ACCO Brands Corp. (a)	15,504	204
Actuant Corp. ‘A’	10,721	282
Advisory Board Co. (a)	526	25
Aegion Corp. (a)	3,473	80
Aerovironment, Inc. (a)	652	18
Air Lease Corp.	1,108	43
Air Transport Services Group, Inc. (a)	6,754	108
Aircastle Ltd.	9,793	236
Alamo Group, Inc.	153	12
Albany International Corp. ‘A’	2,036	94
Allegiant Travel Co.	498	80
Altra Industrial Motion Corp.	1,985	77
Apogee Enterprises, Inc.	598	36
Applied Industrial Technologies, Inc.	3,976	246
ArcBest Corp.	516	13
Armstrong Flooring, Inc. (a)	813	15
Armstrong World Industries, Inc. (a)	820	38
Astec Industries, Inc.	1,114	68
Astronics Corp. (a)	323	10
Atlas Air Worldwide Holdings, Inc. (a)	3,775	209
AZZ, Inc.	892	53
Babcock & Wilcox Enterprises, Inc. (a)	4,902	46
Barnes Group, Inc.	3,487	179
Beacon Roofing Supply, Inc. (a)	2,356	116
Brady Corp. ‘A’	5,773	223
Briggs & Stratton Corp.	7,118	160
Brink’s Co.	4,269	228
CAI International, Inc. (a)	2,710	43
Casella Waste Systems, Inc. ‘A’ (a)	4,097	58
CBIZ, Inc. (a)	6,445	87
CEB, Inc.	787	62
Chart Industries, Inc. (a)	5,040	176

CIRCOR International, Inc.	1,037	62
Civeo Corp. (a)	17,534	52
Clean Harbors, Inc. (a)	3,179	177
Columbus McKinnon Corp.	545	14
Comfort Systems USA, Inc.	1,289	47
Continental Building Products, Inc. (a)	906	22
Covanta Holding Corp.	9,810	154
CRA International, Inc.	592	21
Cubic Corp.	1,753	93
Deluxe Corp.	649	47
DigitalGlobe, Inc. (a)	6,310	207
Douglas Dynamics, Inc.	1,153	35
Ducommun, Inc. (a)	1,056	30
DXP Enterprises, Inc. (a)	2,066	78
Dycom Industries, Inc. (a)	1,127	105
EMCOR Group, Inc.	594	37
Encore Wire Corp.	1,218	56
EnerSys	2,441	193
Ennis, Inc.	2,857	49
EnPro Industries, Inc.	2,077	148
ESCO Technologies, Inc.	1,998	116
Essendant, Inc.	7,050	107
Esterline Technologies Corp. (a)	3,530	304
Exponent, Inc.	1,273	76
Federal Signal Corp.	1,988	27
Forward Air Corp.	510	24
Franklin Electric Co., Inc.	1,656	71
FTI Consulting, Inc. (a)	4,275	176
GATX Corp.	6,733	410
Generac Holdings, Inc. (a)	6,557	244
General Cable Corp.	9,836	177
Gibraltar Industries, Inc. (a)	1,468	60
Global Brass & Copper Holdings, Inc.	3,279	113
Granite Construction, Inc.	1,757	88
Greenbrier Cos., Inc.	2,771	119
Griffon Corp.	6,134	151
H&E Equipment Services, Inc.	5,903	145
Harsco Corp. (a)	23,237	296
Hawaiian Holdings, Inc. (a)	3,414	159
Healthcare Services Group, Inc.	1,018	44
Heartland Express, Inc.	2,687	54
Heidrick & Struggles International, Inc.	3,147	83
Herc Holdings, Inc. (a)	8,820	431
Herman Miller, Inc.	2,034	64
Hill International, Inc. (a)	10,367	43
Hillenbrand, Inc.	3,689	132
HNI Corp.	2,311	107
Hub Group, Inc. ‘A’ (a)	677	31
Huron Consulting Group, Inc. (a)	756	32
Hyster-Yale Materials Handling, Inc.	833	47
ICF International, Inc. (a)	1,380	57
InnerWorkings, Inc. (a)	3,729	37
Insperity, Inc.	1,470	130
Interface, Inc.	2,335	44
John Bean Technologies Corp.	1,077	95
Kadant, Inc.	961	57
Kaman Corp.	3,010	145
KBR, Inc.	9,556	144
Kelly Services, Inc. ‘A’	5,308	116
Kennametal, Inc.	8,995	353
KeyW Holding Corp. (a)	1,949	18
Kforce, Inc.	4,766	113
Kimball International, Inc. ‘B’	1,783	29
Kirby Corp. (a)	1,081	76
KLX, Inc. (a)	5,620	251
Knight Transportation, Inc.	2,731	86
Knoll, Inc.	2,430	58
Korn/Ferry International	3,210	101
Kratos Defense & Security Solutions, Inc. (a)	9,001	70
Landstar System, Inc.	1,555	133
Layne Christensen Co. (a)	1,823	16
Lindsay Corp.	687	61
LSC Communications, Inc.	2,882	73
Lydall, Inc. (a)	310	17
Manitowoc Co., Inc.	8,086	46
Marten Transport Ltd.	1,104	26
Masonite International Corp. (a)	915	73
MasTec, Inc. (a)	4,146	166
Matson, Inc.	1,452	46
Matthews International Corp. ‘A’	781	53
McGrath RentCorp	3,355	113
Mercury Systems, Inc. (a)	1,149	45
Meritor, Inc. (a)	8,794	151
Milacron Holdings Corp. (a)	1,112	21
Mistras Group, Inc. (a)	800	17
Mobile Mini, Inc.	1,732	53

Moog, Inc. ‘A’ (a)	4,216	284
MRC Global, Inc. (a)	16,327	299
MSA Safety, Inc.	1,910	135
Mueller Industries, Inc.	5,597	192
Mueller Water Products, Inc. ‘A’	4,334	51
Multi-Color Corp.	249	18
MYR Group, Inc. (a)	852	35
National Presto Industries, Inc.	901	92
Navigant Consulting, Inc. (a)	4,034	92
Navistar International Corp. (a)	8,767	216
NOW, Inc. (a)	8,173	139
On Assignment, Inc. (a)	1,226	59
Powell Industries, Inc.	545	19
Primoris Services Corp.	2,506	58
Quad/Graphics, Inc.	11,465	289
Quanex Building Products Corp.	2,216	45
Raven Industries, Inc.	1,844	54
RBC Bearings, Inc. (a)	784	76
Regal Beloit Corp.	2,539	192
Resources Connection, Inc.	4,613	77
Rexnord Corp. (a)	8,367	193
Roadrunner Transportation Systems, Inc. (a)	4,687	32
RPX Corp. (a)	6,117	73
Rush Enterprises, Inc. ‘A’ (a)	5,372	178
Saia, Inc. (a)	3,659	162
Scorpio Bulkers, Inc. (a)	17,480	161
Simpson Manufacturing Co., Inc.	3,002	129
SkyWest, Inc.	17,435	597
Spirit Airlines, Inc. (a)	769	41
SPX Corp. (a)	7,914	192
SPX FLOW, Inc. (a)	10,940	380
Standex International Corp.	412	41
Steelcase, Inc. ‘A’	8,404	141
Sun Hydraulics Corp.	725	26
Swift Transportation Co. (a)	8,619	177
Team, Inc. (a)	325	9
Tennant Co.	985	72
Terex Corp.	8,416	264
Tetra Tech, Inc.	3,364	137
Textainer Group Holdings Ltd.	7,060	108
Thermon Group Holdings, Inc. (a)	2,151	45
Titan International, Inc.	6,735	70
Titan Machinery, Inc. (a)	4,692	72
Trex Co., Inc. (a)	386	27
TriMas Corp. (a)	1,631	34
TriNet Group, Inc. (a)	514	15
Triumph Group, Inc.	11,701	301
TrueBlue, Inc. (a)	925	25
Tutor Perini Corp. (a)	4,826	153
UniFirst Corp.	677	96
Univar, Inc. (a)	4,802	147
Universal Forest Products, Inc.	1,050	103
Valmont Industries, Inc.	1,678	261
Veritiv Corp. (a)	1,835	95
Viad Corp.	906	41
Wabash National Corp.	2,990	62
Watts Water Technologies, Inc. ‘A”	2,269	141
Welbilt, Inc. (a)	2,730	54
Werner Enterprises, Inc.	4,747	124
Wesco Aircraft Holdings, Inc. (a)	3,177	36
WESCO International, Inc. (a)	3,426	238
West Corp.	8,302	203
YRC Worldwide, Inc. (a)	5,569	61

		20,349

INFORMATION TECHNOLOGY 12.4%
3D Systems Corp. (a)	3,654	55
ACI Worldwide, Inc. (a)	3,090	66
Acxiom Corp. (a)	3,888	111
ADTRAN, Inc.	8,121	169
Advanced Energy Industries, Inc. (a)	1,615	111
Alpha & Omega Semiconductor Ltd. (a)	2,964	51
Ambarella, Inc. (a)	278	15
Amkor Technology, Inc. (a)	16,962	197
Anixter International, Inc. (a)	1,083	86
Avid Technology, Inc. (a)	12,678	59
AVX Corp.	4,322	71
Bankrate, Inc. (a)	3,399	33
Belden, Inc.	1,848	128
Benchmark Electronics, Inc. (a)	5,990	191
Black Box Corp.	3,082	28
Blackbaud, Inc.	196	15
Blackhawk Network Holdings, Inc. (a)	944	38
Blucora, Inc. (a)	5,590	97
Bottomline Technologies de, Inc. (a)	353	8

BroadSoft, Inc. (a)	358	14
Brooks Automation, Inc.	4,102	92
Cabot Microelectronics Corp.	3,368	258
CACI International, Inc. ‘A’ (a)	3,407	400
Ciber, Inc. (a)	11,446	5
Ciena Corp. (a)	2,752	65
Cirrus Logic, Inc. (a)	1,231	75
Coherent, Inc. (a)	1,084	223
CommVault Systems, Inc. (a)	1,569	80
Comtech Telecommunications Corp.	10,192	150
Convergys Corp.	7,975	169
CoreLogic, Inc. (a)	1,175	48
Cray, Inc. (a)	1,118	25
Cree, Inc. (a)	12,474	333
CSG Systems International, Inc.	3,473	131
CTS Corp.	538	11
Cypress Semiconductor Corp.	4,221	58
Daktronics, Inc.	2,521	24
DHI Group, Inc. (a)	10,102	40
Diebold Nixdorf, Inc.	8,578	263
Diodes, Inc. (a)	4,873	117
Eastman Kodak Co. (a)	4,686	54
Ebix, Inc.	3,202	196
Electro Scientific Industries, Inc. (a)	1,240	9
Electronics For Imaging, Inc. (a)	2,540	124
EnerNOC, Inc. (a)	4,932	30
Entegris, Inc. (a)	4,690	110
ePlus, Inc. (a)	630	85
Everi Holdings, Inc. (a)	3,538	17
ExlService Holdings, Inc. (a)	1,499	71
Extreme Networks, Inc. (a)	4,636	35
FARO Technologies, Inc. (a)	1,741	62
Finisar Corp. (a)	4,757	130
FireEye, Inc. (a)	1,702	21
Fitbit, Inc. ‘A’ (a)	3,110	18
GrubHub, Inc. (a)	234	8
Harmonic, Inc. (a)	20,177	120
II-VI, Inc. (a)	2,622	95
Insight Enterprises, Inc. (a)	6,587	271
Integrated Device Technology, Inc. (a)	3,368	80
InterDigital, Inc.	2,613	226
Itron, Inc. (a)	3,794	230
Ixia (a)	4,244	83
Kemet Corp. (a)	2,615	31
Knowles Corp. (a)	10,693	203
Lattice Semiconductor Corp. (a)	6,987	48
Liquidity Services, Inc. (a)	9,531	76
Littelfuse, Inc.	511	82
LivePerson, Inc. (a)	1,138	8
LogMeIn, Inc.	148	14
Lumentum Holdings, Inc. (a)	2,186	117
ManTech International Corp. ‘A’	3,831	133
Methode Electronics, Inc.	1,291	59
MicroStrategy, Inc. ‘A’ (a)	332	62
MKS Instruments, Inc.	3,089	212
MoneyGram International, Inc. (a)	6,196	104
Monolithic Power Systems, Inc.	309	28
Monotype Imaging Holdings, Inc.	1,079	22
MTS Systems Corp.	1,679	92
NETGEAR, Inc. (a)	3,288	163
NetScout Systems, Inc. (a)	2,692	102
NeuStar, Inc. ‘A’ (a)	9,097	302
NIC, Inc.	1,712	35
Novanta, Inc. (a)	634	17
OSI Systems, Inc. (a)	1,454	106
Park Electrochemical Corp.	2,074	37
PC Connection, Inc.	650	19
Pegasystems, Inc.	569	25
Perficient, Inc. (a)	1,053	18
Photronics, Inc. (a)	6,548	70
Plantronics, Inc.	2,833	153
Plexus Corp. (a)	3,096	179
Power Integrations, Inc.	913	60
Progress Software Corp.	7,946	231
Rambus, Inc. (a)	3,501	46
RealPage, Inc. (a)	1,557	54
RetailMeNot, Inc. (a)	6,628	54
Rogers Corp. (a)	1,160	100
Sanmina Corp. (a)	8,731	354
ScanSource, Inc. (a)	3,011	118
Science Applications International Corp.	2,539	189
Semtech Corp. (a)	3,989	135
Silicon Laboratories, Inc. (a)	2,221	163
Sonus Networks, Inc. (a)	7,182	47
Stratasys Ltd. (a)	5,723	117
Super Micro Computer, Inc. (a)	891	23

Sykes Enterprises, Inc. (a)	5,713	168
Synaptics, Inc. (a)	872	43
Synchronoss Technologies, Inc. (a)	1,105	27
Syntel, Inc.	658	11
Take-Two Interactive Software, Inc. (a)	1,200	71
TeleTech Holdings, Inc.	1,104	33
TiVo Corp.	11,726	220
TTM Technologies, Inc. (a)	10,639	172
Ultra Clean Holdings, Inc. (a)	2,751	46
Unisys Corp. (a)	30,978	432
Universal Display Corp.	178	15
Veeco Instruments, Inc. (a)	4,254	127
VeriFone Systems, Inc. (a)	6,246	117
Verint Systems, Inc. (a)	3,738	162
Versum Materials, Inc. (a)	503	15
Viavi Solutions, Inc. (a)	11,453	123
Virtusa Corp. (a)	994	30
Vishay Intertechnology, Inc.	29,054	478
Web.com Group, Inc. (a)	2,451	47
WebMD Health Corp. (a)	2,978	157
XO Group, Inc. (a)	1,008	17
Xperi Corp.	1,298	44
Yelp, Inc. (a)	520	17
Zebra Technologies Corp. ‘A’ (a)	180	16
Zedge, Inc. ‘B’ (a)	668	2
Zynga, Inc. ‘A’ (a)	49,182	140

		13,123

MATERIALS 7.2%
A Schulman, Inc.	3,077	97
AdvanSix, Inc. (a)	1,104	30
AK Steel Holding Corp. (a)	12,754	92
Allegheny Technologies, Inc.	16,367	294
Ampco-Pittsburgh Corp.	1,614	23
Boise Cascade Co. (a)	3,452	92
Cabot Corp.	1,547	93
Calgon Carbon Corp.	2,913	43
Carpenter Technology Corp.	4,602	172
Century Aluminum Co. (a)	6,374	81
Chemtura Corp. (a)	11,669	390
Clearwater Paper Corp. (a)	2,759	154
Cliffs Natural Resources, Inc. (a)	55,036	452
Coeur Mining, Inc. (a)	5,634	45
Commercial Metals Co.	13,673	262
Compass Minerals International, Inc.	1,629	110
Ferro Corp. (a)	3,511	53
Flotek Industries, Inc. (a)	2,881	37
FutureFuel Corp.	2,947	42
GCP Applied Technologies, Inc. (a)	1,934	63
Gold Resource Corp.	12,608	57
Greif, Inc. ‘A’	6,736	371
HB Fuller Co.	2,688	139
Headwaters, Inc. (a)	871	20
Hecla Mining Co.	27,095	143
Ingevity Corp. (a)	248	15
Innophos Holdings, Inc.	3,632	196
Innospec, Inc.	1,537	99
Intrepid Potash, Inc. (a)	5,885	10
Kaiser Aluminum Corp.	1,808	144
KapStone Paper and Packaging Corp.	5,504	127
Koppers Holdings, Inc. (a)	2,261	96
Kraton Corp. (a)	3,313	102
Kronos Worldwide, Inc.	5,636	93
Louisiana-Pacific Corp. (a)	3,627	90
LSB Industries, Inc. (a)	3,660	34
Materion Corp.	2,406	81
Minerals Technologies, Inc.	1,451	111
Myers Industries, Inc.	4,065	64
Neenah Paper, Inc.	981	73
Olympic Steel, Inc.	1,980	37
OMNOVA Solutions, Inc. (a)	5,868	58
PH Glatfelter Co.	6,448	140
Platform Specialty Products Corp. (a)	14,384	187
PolyOne Corp.	4,222	144
Quaker Chemical Corp.	446	59
Rayonier Advanced Materials, Inc.	7,730	104
Ryerson Holding Corp. (a)	10,123	128
Schnitzer Steel Industries, Inc. ‘A’	5,741	119
Schweitzer-Mauduit International, Inc.	2,660	110
Silgan Holdings, Inc.	2,642	157
Stepan Co.	1,687	133
Stillwater Mining Co. (a)	4,970	86
Summit Materials, Inc. ‘A’ (a)	601	15
SunCoke Energy, Inc. (a)	15,167	136
TimkenSteel Corp. (a)	11,944	226

Tredegar Corp.	2,047	36
Trinseo S.A.	2,858	192
Tronox Ltd. ‘A’	31,003	572
Worthington Industries, Inc.	5,560	251

		7,580

REAL ESTATE 0.2%
Alexander & Baldwin, Inc.	916	41
Forestar Group, Inc. (a)	3,040	42
HFF, Inc. ‘A’	487	13
Kennedy-Wilson Holdings, Inc.	685	15
RE/MAX Holdings, Inc. ‘A’	496	29
RMR Group, Inc. ‘A’	377	19
St. Joe Co. (a)	1,416	24

		183

TELECOMMUNICATION SERVICES 1.4%
ATN International, Inc.	703	50
Cincinnati Bell, Inc. (a)	7,215	128
Cogent Communications Holdings, Inc.	2,014	87
Consolidated Communications Holdings, Inc.	5,929	139
FairPoint Communications, Inc. (a)	5,350	89
General Communication, Inc. ‘A’ (a)	5,975	124
IDT Corp. ‘B’	1,027	13
Iridium Communications, Inc. (a)	19,606	189
Lumos Networks Corp. (a)	2,001	35
Shenandoah Telecommunications Co.	2,760	77
Spok Holdings, Inc.	3,114	59
Vonage Holdings Corp. (a)	14,402	91
Windstream Holdings, Inc.	66,432	362

		1,443

UTILITIES 3.1%
ALLETE, Inc.	3,141	213
American States Water Co.	2,762	122
Atlantic Power Corp. (a)	8,032	21
Avista Corp.	7,365	288
California Water Service Group	5,366	192
Chesapeake Utilities Corp.	971	67
Dynegy, Inc. (a)	24,157	190
El Paso Electric Co.	4,884	247
MGE Energy, Inc.	3,052	198
Middlesex Water Co.	1,391	51
New Jersey Resources Corp.	1,579	63
Northwest Natural Gas Co.	4,517	267
NorthWestern Corp.	2,293	135
NRG Yield, Inc. ‘C’	1,695	30
Ormat Technologies, Inc.	807	46
Otter Tail Corp.	4,546	172
Pattern Energy Group, Inc.	1,617	33
PNM Resources, Inc.	13,084	484
SJW Group	1,879	91
South Jersey Industries, Inc.	3,077	110
Spire, Inc.	2,096	141
TerraForm Global, Inc. ‘A’	4,451	21
TerraForm Power, Inc. ‘A’ (a)	3,462	43
Unitil Corp.	2,208	99

		3,324

Total United States		94,079

Total Common Stocks (Cost $75,579)		94,282

REAL ESTATE INVESTMENT TRUSTS 10.0%
UNITED STATES 10.0%
FINANCIALS 2.9%
AG Mortgage Investment Trust, Inc.	5,356	97
Anworth Mortgage Asset Corp.	26,602	148
Apollo Commercial Real Estate Finance, Inc.	4,671	88
Ares Commercial Real Estate Corp.	2,374	32
ARMOUR Residential REIT, Inc.	3,720	84
Blackstone Mortgage Trust, Inc. ‘A’	2,394	74
Capstead Mortgage Corp.	20,016	211
CYS Investments, Inc.	24,330	193
Dynex Capital, Inc.	12,272	87
Invesco Mortgage Capital, Inc.	21,214	327
Ladder Capital Corp.	3,773	54
MFA Financial, Inc.	52,685	426
MTGE Investment Corp.	9,965	167

New Residential Investment Corp.	9,200	156
New York Mortgage Trust, Inc.	16,862	104
PennyMac Mortgage Investment Trust	14,103	250
Redwood Trust, Inc.	11,898	198
Resource Capital Corp.	7,986	78
Two Harbors Investment Corp.	23,103	222
Western Asset Mortgage Capital Corp.	10,592	103

		3,099

REAL ESTATE 7.1%
Acadia Realty Trust	1,989	60
Agree Realty Corp.	1,006	48
American Assets Trust, Inc.	1,120	47
Armada Hoffler Properties, Inc.	1,887	26
Ashford Hospitality Prime, Inc.	898	10
Ashford Hospitality Trust, Inc.	16,203	103
Brandywine Realty Trust	18,269	297
Care Capital Properties, Inc.	5,803	156
CBL & Associates Properties, Inc.	38,906	371
Cedar Realty Trust, Inc.	4,441	22
Chesapeake Lodging Trust	2,015	48
Colony Starwood Homes	706	24
Columbia Property Trust, Inc.	16,850	375
CorEnergy Infrastructure Trust, Inc.	418	14
CoreSite Realty Corp.	805	73
Corporate Office Properties Trust	8,040	266
Cousins Properties, Inc.	8,532	71
DiamondRock Hospitality Co.	15,897	177
DuPont Fabros Technology, Inc.	1,483	74
EastGroup Properties, Inc.	1,202	88
Education Realty Trust, Inc.	624	26
Empire State Realty Trust, Inc. ‘A’	2,995	62
First Industrial Realty Trust, Inc.	1,678	45
First Potomac Realty Trust	5,743	59
Franklin Street Properties Corp.	9,991	121
GEO Group, Inc.	6,227	289
Getty Realty Corp.	1,851	47
Gladstone Commercial Corp.	1,856	38
Global Net Lease, Inc.	1,039	25
Government Properties Income Trust	7,139	149
Hersha Hospitality Trust	4,101	77
Hudson Pacific Properties, Inc.	598	21
InfraREIT, Inc. (a)	895	16
Investors Real Estate Trust	15,999	95
iStar Inc. (a)	3,932	46
Kite Realty Group Trust	5,155	111
LaSalle Hotel Properties	5,467	158
Lexington Realty Trust	19,265	192
LTC Properties, Inc.	798	38
Mack-Cali Realty Corp.	11,965	322
Monmouth Real Estate Investment Corp.	2,055	29
Monogram Residential Trust, Inc.	9,200	92
National Health Investors, Inc.	1,151	84
National Storage Affiliates Trust	915	22
New Senior Investment Group, Inc.	7,532	77
Outfront Media, Inc.	6,270	166
Parkway, Inc.	734	15
Pebblebrook Hotel Trust	1,146	33
Pennsylvania Real Estate Investment Trust	5,699	86
Piedmont Office Realty Trust, Inc. ‘A’	14,760	316
Potlatch Corp.	1,976	90
Preferred Apartment Communities, Inc. ‘A’	941	12
PS Business Parks, Inc.	1,083	124
QTS Realty Trust, Inc. ‘A’	1,109	54
RAIT Financial Trust	15,775	50
Ramco-Gershenson Properties Trust	2,712	38
Retail Opportunity Investments Corp.	2,146	45
Rexford Industrial Realty, Inc.	1,373	31
RLJ Lodging Trust	7,863	185
Ryman Hospitality Properties, Inc.	3,217	199
Sabra Health Care REIT, Inc.	4,212	118
Select Income REIT	3,415	88
Seritage Growth Properties ‘A’	946	41
STAG Industrial, Inc.	1,661	42
Summit Hotel Properties, Inc.	3,892	62
Sunstone Hotel Investors, Inc.	11,286	173
Tier REIT, Inc.	7,267	126
Urban Edge Properties	1,254	33
Urstadt Biddle Properties, Inc. ‘A’	1,199	25
Washington Prime Group, Inc.	31,396	273
Washington Real Estate Investment Trust	4,263	133

Xenia Hotels & Resorts, Inc.	16,726	286

		7,435

Total Real Estate Investment Trusts (Cost $9,878)		10,534

Total Investments in Securities (Cost $85,457)		104,816

Total Investments 99.2% (Cost $85,457)		$104,816
Other Assets and Liabilities, net 0.8%		891

Net Assets 100.0%		$105,707

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Common Stocks
Bermuda
Industrials	$136	$0	$0	$136
India
Consumer Discretionary	15	0	0	15
United Kingdom
Information Technology	52	0	0	52
United States
Consumer Discretionary	17,094	0	5	17,099
Consumer Staples	3,108	0	0	3,108
Energy	5,703	0	0	5,703
Financials	15,951	0	0	15,951
Health Care	6,216	0	0	6,216
Industrials	20,349	0	0	20,349
Information Technology	13,123	0	0	13,123
Materials	7,580	0	0	7,580
Real Estate	183	0	0	183
Telecommunication Services	1,443	0	0	1,443
Utilities	3,324	0	0	3,324
Real Estate Investment Trusts
United States
Financials	3,099	0	0	3,099
Real Estate	7,435	0	0	7,435

Total Investments	$104,811	$0	$5	$104,816
There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2020 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 44.9%
MUTUAL FUNDS 44.9%
Vanguard 500 Index Fund ‘Admiral’	9,544	$2,081
Vanguard Developed Markets Index Fund ‘Admiral’	88,524	1,117
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	13,197	435
Vanguard Small-Cap Index Fund ‘Admiral’	3,778	241

Total Mutual Funds (Cost $3,635)		3,874

Total Investments in Securities (Cost $3,635)		3,874

INVESTMENTS IN AFFILIATES 53.2%
MUTUAL FUNDS (a) 50.3%
PIMCO Emerging Local Bond Fund	25,677	189
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	36,635	385
PIMCO High Yield Fund	42,818	381
PIMCO Income Fund	81,750	1,001
PIMCO Long Duration Total Return Fund	26,076	277
PIMCO Long-Term Credit Fund	23,853	277
PIMCO Real Return Asset Fund	69,167	575
PIMCO Real Return Fund	56,755	628
PIMCO Total Return Fund	61,244	620

Total Mutual Funds (Cost $4,277)		4,333

SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	25,381	251

Total Short-Term Instruments (Cost $251)		251

Total Investments in Affiliates (Cost $4,528)		4,584

Total Investments 98.1% (Cost $8,163)		$8,458
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $12)		1
Other Assets and Liabilities, net 1.9%		162

Net Assets 100.0%		$8,621

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,850.000	06/16/2017	2	$3	$0
Put - CBOE S&P 500	1,950.000	06/16/2017	2	5	1
Put - CBOE S&P 500	1,700.000	12/15/2017	1	3	1
Put - CBOE S&P 500	1,850.000	12/15/2017	1	4	2

				$15	$4

Total Purchased Options				$15	$4

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,700.000	06/16/2017	2	$(2)	$0
Put - CBOE S&P 500	1,500.000	12/15/2017	1	(1)	(1)

				$(3)	$(1)

Total Written Options				$(3)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	26	1-Month USD-LIBOR plus a specified spread	04/06/2017	$248	$0	$(4)	$0	$(4)
CBK	Receive	BCOMTR Index	757	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	129	0	1	1	0
JPM	Receive	BCOMTR Index	200	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	34	0	1	1	0

							$0	$(2)	$2	$(4)

Total Swap Agreements							$0	$(2)	$2	$(4)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$3,874	$0	$0	$3,874
	$3,874	$0	$0	$3,874

Investments in Affiliates, at Value
Mutual Funds	4,333	0	0	4,333
Short-Term Instruments
Central Funds Used for Cash Management Purposes	251	0	0	251
	$4,584	$0	$0	$4,584

Total Investments	$8,458	$0	$0	$8,458

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4	0	4
Over the counter	0	2	0	2
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(4)	0	(4)

	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$8,458	$1	$0	$8,459

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2025 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 53.4%
MUTUAL FUNDS 53.4%
Vanguard 500 Index Fund ‘Admiral’	10,901	$2,377
Vanguard Developed Markets Index Fund ‘Admiral’	101,021	1,274
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,372	506
Vanguard Small-Cap Index Fund ‘Admiral’	4,373	279

Total Mutual Funds (Cost $4,224)		4,436

Total Investments in Securities (Cost $4,224)		4,436

INVESTMENTS IN AFFILIATES 46.1%
MUTUAL FUNDS (a) 41.3%
PIMCO Emerging Local Bond Fund	22,517	166
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	17,710	186
PIMCO High Yield Fund	37,552	334
PIMCO Income Fund	62,071	760
PIMCO Long Duration Total Return Fund	29,460	313
PIMCO Long-Term Credit Fund	26,946	313
PIMCO Real Return Asset Fund	75,785	631
PIMCO Real Return Fund	27,503	304
PIMCO Total Return Fund	42,059	426

Total Mutual Funds (Cost $3,398)		3,433

SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short-Term Floating NAV Portfolio III	40,563	401

Total Short-Term Instruments (Cost $401)		401

Total Investments in Affiliates (Cost $3,799)		3,834

Total Investments 99.5% (Cost $8,023)		$8,270
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $11 )		0
Other Assets and Liabilities, net 0.5%		41

Net Assets 100.0%		$8,311

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,850.000	06/16/2017	2	$3	$0
Put - CBOE S&P 500	1,950.000	06/16/2017	1	2	0
Put - CBOE S&P 500	1,700.000	12/15/2017	1	3	1
Put - CBOE S&P 500	1,850.000	12/15/2017	1	5	2

				$13	$3

Total Purchased Options				$13	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,700.000	06/16/2017	1	$(1)	$0
Put - CBOE S&P 500	1,500.000	12/15/2017	1	(1)	(1)

				$(2)	$(1)

Total Written Options				$(2)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	29	1-Month USD-LIBOR plus a specified spread	04/06/2017	$275	$0	$(4)	$0	$(4)
CBK	Receive	BCOMTR Index	874	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	150	0	2	2	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	7	0	0	0	0

							$0	$(2)	$2	$(4)

Total Swap Agreements							$0	$(2)	$2	$(4)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$4,436	$0	$0	$4,436
	$4,436	$0	$0	$4,436

Investments in Affiliates, at Value
Mutual Funds	3,433	0	0	3,433
Short-Term Instruments
Central Funds Used for Cash Management Purposes	401	0	0	401
	$3,834	$0	$0	$3,834

Total Investments	$8,270	$0	$0	$8,270

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	2	0	2
	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(4)	0	(4)

	$0	$(5)	$0	$(5)

	$0	$0	$0	$0

Totals	$8,270	$0	$0	$8,270

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2030 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 61.4%
MUTUAL FUNDS 61.4%
Vanguard 500 Index Fund ‘Admiral’	17,006	$3,708
Vanguard Developed Markets Index Fund ‘Admiral’	156,403	1,972
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	24,159	796
Vanguard Small-Cap Index Fund ‘Admiral’	6,917	442

Total Mutual Funds (Cost $6,332)		6,918

Total Investments in Securities (Cost $6,332)		6,918

INVESTMENTS IN AFFILIATES 39.2%
MUTUAL FUNDS (a) 32.9%
PIMCO Emerging Local Bond Fund	30,535	225
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	12,226	128
PIMCO High Yield Fund	50,955	454
PIMCO Income Fund	72,622	889
PIMCO Long Duration Total Return Fund	31,977	340
PIMCO Long-Term Credit Fund	29,251	340
PIMCO Real Return Asset Fund	82,288	685
PIMCO Real Return Fund	18,836	208
PIMCO Total Return Fund	43,033	436

Total Mutual Funds (Cost $3,617)		3,705

SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	71,787	709

Total Short-Term Instruments (Cost $710)		709

Total Investments in Affiliates (Cost $4,327)		4,414

Total Investments 100.6% (Cost $10,659)		$11,332
Financial Derivative Instruments (b)(c) (0.0)% (Cost or Premiums, net $5)		(2)
Other Assets and Liabilities, net (0.6)%		(67)

Net Assets 100.0%		$11,263

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	2	$20	$10

Total Purchased Options				$20	$10

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	2	$(15)	$(7)

Total Written Options				$(15)	$(7)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	45	1-Month USD-LIBOR plus a specified spread	04/06/2017	$433	$0	$(7)	$0	$(7)
CBK	Receive	BCOMTR Index	667	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	114	0	1	1	0
JPM	Receive	BCOMTR Index	574	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	98	0	1	1	0

							$0	$(5)	$2	$(7)

Total Swap Agreements							$0	$(5)	$2	$(7)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$6,918	$0	$0	$6,918
	$6,918	$0	$0	$6,918

Investments in Affiliates, at Value
Mutual Funds	3,705	0	0	3,705
Short-Term Instruments
Central Funds Used for Cash Management Purposes	709	0	0	709

	$4,414	$0	$0	$4,414

Total Investments	$11,332	$0	$0	$11,332

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10	0	10
Over the counter	0	2	0	2
	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(7)	0	(7)

	$0	$(14)	$0	$(14)

Total Financial Derivative Instruments	$0	$(2)	$0	$(2)

Totals	$11,332	$(2)	$0	$11,330

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2035 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 68.2%
MUTUAL FUNDS 68.2%
Vanguard 500 Index Fund ‘Admiral’	17,878	$3,898
Vanguard Developed Markets Index Fund ‘Admiral’	162,009	2,043
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	25,454	839
Vanguard Small-Cap Index Fund ‘Admiral’	6,954	444

Total Mutual Funds (Cost $6,648)		7,224

Total Investments in Securities (Cost $6,648)		7,224

INVESTMENTS IN AFFILIATES 33.2%
MUTUAL FUNDS (a) 25.6%
PIMCO Emerging Local Bond Fund	27,920	206
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	8,796	92
PIMCO High Yield Fund	46,565	414
PIMCO Income Fund	58,497	716
PIMCO Long Duration Total Return Fund	22,080	235
PIMCO Long-Term Credit Fund	20,196	235
PIMCO Real Return Asset Fund	45,132	375
PIMCO Real Return Fund	13,457	149
PIMCO Total Return Fund	29,809	302

Total Mutual Funds (Cost $2,658)		2,724

SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	81,470	806

Total Short-Term Instruments (Cost $805)		806

Total Investments in Affiliates (Cost $3,463)		3,530

Total Investments 101.4% (Cost $10,111)		$10,754
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $5)		0
Other Assets and Liabilities, net (1.4)%		(147)

Net Assets 100.0%		$10,607

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	2	$20	$10

Total Purchased Options				$20	$10

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	2	$(15)	$(7)

Total Written Options				$(15)	$(7)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	47	1-Month USD-LIBOR plus a specified spread	04/06/2017	$454	$0	$(5)	$0	$(5)
CBK	Receive	BCOMTR Index	842	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	144	0	1	1	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	57	0	1	1	0

							$0	$(3)	$2	$(5)

Total Swap Agreements							$0	$(3)	$2	$(5)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$7,224	$0	$0	$7,224
	$7,224	$0	$0	$7,224

Investments in Affiliates, at Value
Mutual Funds	2,724	0	0	2,724
Short-Term Instruments
Central Funds Used for Cash Management Purposes	806	0	0	806

	$3,530	$0	$0	$3,530

Total Investments	$10,754	$0	$0	$10,754

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	10	0	10
Over the counter	0	2	0	2
	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(7)	0	(7)
Over the counter	0	(5)	0	(5)

	$0	$(12)	$0	$(12)

Total Financial Derivative Instruments	$0	$0	$0	$0

Totals	$10,754	$0	$0	$10,754

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2040 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.0%
MUTUAL FUNDS 73.0%
Vanguard 500 Index Fund ‘Admiral’	18,218	$3,972
Vanguard Developed Markets Index Fund ‘Admiral’	163,806	2,065
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	26,125	861
Vanguard Small-Cap Index Fund ‘Admiral’	6,980	446

Total Mutual Funds (Cost $7,061)		7,344

Total Investments in Securities (Cost $7,061)		7,344

INVESTMENTS IN AFFILIATES 29.4%
MUTUAL FUNDS (a) 20.4%
PIMCO Emerging Local Bond Fund	23,492	173
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	7,869	83
PIMCO High Yield Fund	39,120	348
PIMCO Income Fund	44,345	543
PIMCO Long Duration Total Return Fund	15,821	168
PIMCO Long-Term Credit Fund	14,473	168
PIMCO Real Return Asset Fund	29,752	248
PIMCO Real Return Fund	11,857	131
PIMCO Total Return Fund	19,239	195

Total Mutual Funds (Cost $2,032)		2,057

SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio III	91,351	903

Total Short-Term Instruments (Cost $903)		903

Total Investments in Affiliates (Cost $2,935)		2,960

Total Investments 102.4% (Cost $9,996)		$10,304
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		5
Other Assets and Liabilities, net (2.4)%		(248)

Net Assets 100.0%		$10,061

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$(7)	$(3)

Total Written Options				$(7)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	48	1-Month USD-LIBOR plus a specified spread	04/06/2017	$458	$0	$1	$1	$0
CBK	Receive	BCOMTR Index	1,065	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	182	0	2	2	0
JPM	Receive	BCOMTR Index	48	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	8	0	0	0	0

							$0	$3	$3	$0

Total Swap Agreements							$0	$3	$3	$0

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$7,344	$0	$0	$7,344
	$7,344	$0	$0	$7,344

Investments in Affiliates, at Value
Mutual Funds	2,057	0	0	2,057
Short-Term Instruments
Central Funds Used for Cash Management Purposes	903	0	0	903

	$2,960	$0	$0	$2,960

Total Investments	$10,304	$0	$0	$10,304

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	3	0	3
	$0	$8	$0	$8

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3)	$0	$(3)

Total Financial Derivative Instruments	$0	$5	$0	$5

Totals	$10,304	$5	$0	$10,309

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2045 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 76.9%
MUTUAL FUNDS 76.9%
Vanguard 500 Index Fund ‘Admiral’	14,303	$3,119
Vanguard Developed Markets Index Fund ‘Admiral’	127,517	1,608
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	20,499	675
Vanguard Small-Cap Index Fund ‘Admiral’	5,647	361

Total Mutual Funds (Cost $5,493)		5,763

Total Investments in Securities (Cost $5,493)		5,763

INVESTMENTS IN AFFILIATES 24.4%
MUTUAL FUNDS (a) 16.4%
PIMCO Emerging Local Bond Fund	15,068	111
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,292	56
PIMCO High Yield Fund	25,051	223
PIMCO Income Fund (a)	25,591	313
PIMCO Long Duration Total Return Fund	8,519	91
PIMCO Long-Term Credit Fund	7,791	91
PIMCO Real Return Asset Fund	19,650	163
PIMCO Real Return Fund	8,159	90
PIMCO Total Return Fund	8,926	90

Total Mutual Funds (Cost $1,218)		1,228

SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	60,976	603

Total Short-Term Instruments (Cost $603)		603

Total Investments in Affiliates (Cost $1,821)		1,831

Total Investments 101.3% (Cost $7,314)		$7,594
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		1
Other Assets and Liabilities, net (1.3)%		(100)

Net Assets 100.0%		$7,495

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$(7)	$(3)

Total Written Options				$(7)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	38	1-Month USD-LIBOR plus a specified spread	04/06/2017	$364	$0	$(2)	$0	$(2)
CBK	Receive	BCOMTR Index	830	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	142	0	1	1	0

							$0	$(1)	$1	$(2)

Total Swap Agreements							$0	$(1)	$1	$(2)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$5,763	$0	$0	$5,763
	$5,763	$0	$0	$5,763

Investments in Affiliates, at Value
Mutual Funds	1,228	0	0	1,228
Short-Term Instruments
Central Funds Used for Cash Management Purposes	603	0	0	603

	$1,831	$0	$0	$1,831

Total Investments	$7,594	$0	$0	$7,594

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	1	0	1
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(2)	0	(2)

	$0	$(5)	$0	$(5)

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$7,594	$1	$0	$7,595

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2050 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.4%
MUTUAL FUNDS 78.4%
Vanguard 500 Index Fund ‘Admiral’	15,943	$3,476
Vanguard Developed Markets Index Fund ‘Admiral’	141,409	1,783
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	22,789	751
Vanguard Small-Cap Index Fund ‘Admiral’	6,319	404

Total Mutual Funds (Cost $6,057)		6,414

Total Investments in Securities (Cost $6,057)		6,414

INVESTMENTS IN AFFILIATES 23.4%
MUTUAL FUNDS (a) 14.8%
PIMCO Emerging Local Bond Fund	15,576	115
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,470	57
PIMCO High Yield Fund	25,873	230
PIMCO Income Fund	24,863	305
PIMCO Long Duration Total Return Fund	7,767	83
PIMCO Long-Term Credit Fund	7,104	83
PIMCO Real Return Asset Fund	19,837	165
PIMCO Real Return Fund	8,619	95
PIMCO Total Return Fund	8,026	81

Total Mutual Funds (Cost $1,207)		1,214

SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio III	71,152	703

Total Short-Term Instruments (Cost $703)		703

Total Investments in Affiliates (Cost $1,910)		1,917

Total Investments 101.8% (Cost $7,967)		$8,331
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		1
Other Assets and Liabilities, net (1.8)%		(151)

Net Assets 100.0%		$8,181

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$(7)	$(3)

Total Written Options				$(7)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	42	1-Month USD-LIBOR plus a specified spread	04/06/2017	$403	$0	$(3)	$0	$(3)
CBK	Receive	BCOMTR Index	909	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	155	0	2	2	0
							$0	$(1)	$2	$(3)

Total Swap Agreements							$0	$(1)	$2	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$6,414	$0	$0	$6,414
	$6,414	$0	$0	$6,414

Investments in Affiliates, at Value
Mutual Funds	1,214	0	0	1,214
Short-Term Instruments
Central Funds Used for Cash Management Purposes	703	0	0	703

	$1,917	$0	$0	$1,917
Total Investments	$8,331	$0	$0	$8,331

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	2	0	2
	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(3)	0	(3)
	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$8,331	$1	$0	$8,332

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend 2055 Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.3%
MUTUAL FUNDS 78.3%
Vanguard 500 Index Fund ‘Admiral’	11,226	$2,448
Vanguard Developed Markets Index Fund ‘Admiral’	99,572	1,256
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	16,048	529
Vanguard Small-Cap Index Fund ‘Admiral’	4,454	284

Total Mutual Funds (Cost $4,242)		4,517

Total Investments in Securities (Cost $4,242)		4,517

INVESTMENTS IN AFFILIATES 21.8%
MUTUAL FUNDS (a) 14.8%
PIMCO Emerging Local Bond Fund	10,970	81
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,852	41
PIMCO High Yield Fund	18,221	162
PIMCO Income Fund	17,510	214
PIMCO Long Duration Total Return Fund	5,470	58
PIMCO Long-Term Credit Fund	5,004	58
PIMCO Real Return Asset Fund	13,943	116
PIMCO Real Return Fund	6,070	67
PIMCO Total Return Fund	5,652	57

Total Mutual Funds (Cost $849)		854

SHORT-TERM INSTRUMENTS 7.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%
PIMCO Short-Term Floating NAV Portfolio III	40,705	403

Total Short-Term Instruments (Cost $403)		403

Total Investments in Affiliates (Cost $1,252)		1,257

Total Investments 100.1% (Cost $5,494)		$5,774
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $3)		0
Other Assets and Liabilities, net (0.1)%		(8)

Net Assets 100.0%		$5,766

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	2,150.000	12/15/2017	1	$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,050.000	12/15/2017	1	$(7)	$(3)

Total Written Options				$(7)	$(3)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	30	1-Month USD-LIBOR plus a specified spread	04/06/2017	$289	$0	$(3)	$0	$(3)
CBK	Receive	BCOMTR Index	640	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	109	0	1	1	0

							$0	$(2)	$1	$(3)

Total Swap Agreements							$0	$(2)	$1	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$4,517	$0	$0	$4,517
	$4,517	$0	$0	$4,517

Investments in Affiliates, at Value
Mutual Funds	854	0	0	854
Short-Term Instruments
Central Funds Used for Cash Management Purposes	403	0	0	403

	$1,257	$0	$0	$1,257

Total Investments	$5,774	$0	$0	$5,774

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	1	0	1
	$0	$6	$0	$6

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3)	0	(3)
Over the counter	0	(3)	0	(3)

	$0	$(6)	$0	$(6)

Total Financial Derivative Instruments	$0	$0	$0	$0

Totals	$5,774	$0	$0	$5,774

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO RealPath® Blend Income Fund

March 31, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 39.9%
MUTUAL FUNDS 39.9%
Vanguard 500 Index Fund ‘Admiral’	6,721	$1,466
Vanguard Developed Markets Index Fund ‘Admiral’	61,897	781
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	9,202	303
Vanguard Small-Cap Index Fund ‘Admiral’	2,666	170

Total Mutual Funds (Cost $2,569)		2,720

Total Investments in Securities (Cost $2,569)		2,720

INVESTMENTS IN AFFILIATES 57.8%
MUTUAL FUNDS (a) 55.5%
PIMCO Emerging Local Bond Fund	23,061	170
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	39,836	418
PIMCO High Yield Fund	38,424	342
PIMCO Income Fund	74,930	917
PIMCO Long Duration Total Return Fund	15,302	163
PIMCO Long-Term Credit Fund	13,998	163
PIMCO Real Return Asset Fund	43,482	362
PIMCO Real Return Fund	60,743	672
PIMCO Total Return Fund	56,866	575

Total Mutual Funds (Cost $3,751)		3,782

SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	15,990	158

Total Short-Term Instruments (Cost $158)		158

Total Investments in Affiliates (Cost $3,909)		3,940

Total Investments 97.7% (Cost $6,478)		$6,660
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $9)		0
Other Assets and Liabilities, net 2.3%		155

Net Assets 100.0%		$6,815

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500	1,850.000	06/16/2017	1	$1	$0
Put - CBOE S&P 500	1,950.000	06/16/2017	1	2	0
Put - CBOE S&P 500	1,700.000	12/15/2017	1	3	1
Put - CBOE S&P 500	1,850.000	12/15/2017	1	5	2

				$11	$3

Total Purchased Options				$11	$3

Written Options:

Options on Indices
Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500	1,700.000	06/16/2017	1	$(1)	$0
Put - CBOE S&P 500	1,500.000	12/15/2017	1	(1)	(1)

				$(2)	$(1)

Total Written Options				$(2)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	18	1-Month USD-LIBOR plus a specified spread	04/06/2017	$171	$0	$(3)	$0	$(3)
CBK	Receive	BCOMTR Index	753	3-Month U.S. Treasury Bill rate plus a specified spread	08/15/2017	129	0	1	1	0

							$0	$(2)	$1	$(3)

Total Swap Agreements							$0	$(2)	$1	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2017
Investments in Securities, at Value
Mutual Funds	$2,720	$0	$0	$2,720
	$2,720	$0	$0	$2,720

Investments in Affiliates, at Value
Mutual Funds	3,782	0	0	3,782
Short-Term Instruments
Central Funds Used for Cash Management Purposes	158	0	0	158

	$3,940	$0	$0	$3,940

Total Investments	$6,660	$0	$0	$6,660

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3	0	3
Over the counter	0	1	0	1
	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(3)	0	(3)

	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$0	$0	$0

Totals	$6,660	$0	$0	$6,660

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2017.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of March 31, 2017, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2014-2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
PIMCO Dividend and Income Fund	$346,946	$30,368	$(10,503)	$19,865
PIMCO EqS® Long/Short Fund	518,618	21,047	(4,011)	17,036
PIMCO RAE Fundamental Emerging Markets Fund	1,037,301	359,944	(7,185)	352,759
PIMCO RAE Fundamental Global Fund	377,626	36,046	0	36,046
PIMCO RAE Fundamental Global ex-US Fund	74,624	1,550	(278)	1,272
PIMCO RAE Fundamental International Fund	351,932	49,417	(5,511)	43,906
PIMCO RAE Fundamental US Fund	481,377	136,165	(11,890)	124,275
PIMCO RAE Fundamental US Small Fund	87,896	20,134	(3,214)	16,920
PIMCO RealPathTM Blend 2020 Fund	8,194	272	(8)	264
PIMCO RealPathTM Blend 2025 Fund	8,063	214	(7)	207
PIMCO RealPathTM Blend 2030 Fund	10,686	650	(4)	646
PIMCO RealPathTM Blend 2035 Fund	10,131	625	(2)	623
PIMCO RealPathTM Blend 2040 Fund	10,013	294	(3)	291
PIMCO RealPathTM Blend 2045 Fund	7,331	267	(4)	263
PIMCO RealPathTM Blend 2050 Fund	7,976	361	(6)	355
PIMCO RealPathTM Blend 2055 Fund	5,509	269	(4)	265
PIMCO RealPathTM Blend Income Fund	6,494	184	(18)	166

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2017 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$30,974	$16,055	$(2,200)	$89	$9,243	$54,161	$1,345	$0
PIMCO RAE Fundamental International Fund	106,007	78,038	(1,428)	(91)	20,744	203,270	3,977	0
PIMCO RAE Fundamental U.S. Fund	145,903	52,211	(53,504)	1,289	10,342	156,241	3,787	4,600
Totals	$282,884	$146,304	$(57,132)	$1,287	$40,329	$413,672	$9,109	$4,600

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$14,274	$1,423	$(3,061)	$(2)	$3,334	$15,968	$400	$0
PIMCO RAE Fundamental International Fund	48,849	6,410	(2,150)	(304)	7,123	59,928	1,184	0
Totals	$63,123	$7,833	$(5,211)	$(306)	$10,457	$75,896	$1,584	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

The PIMCO REALPATH® Blend Fuds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2017 (amounts in thousands†):

PIMCO RealPathTM Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$0	$189	$0	$0	$0	$189	$0	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	92	292	0	0	1	385	1	0
PIMCO High Yield Fund	313	333	(281)	(4)	20	381	16	0
PIMCO Income Fund	504	649	(173)	1	20	1,001	27	0
PIMCO Long Duration Total Return Fund	196	222	(116)	(10)	(15)	277	11	8
PIMCO Long-Term Credit Fund	196	205	(117)	0	(7)	277	9	0
PIMCO Real Return Asset Fund	392	397	(206)	(3)	(5)	575	10	0
PIMCO Real Return Fund	418	455	(245)	2	(2)	628	7	0
PIMCO Short-Term Floating NAV Portfolio III	0	1,001	(750)	0	0	251	1	0
PIMCO Total Return Fund	192	437	(6)	0	(3)	620	6	0
Totals	$2,303	$4,180	$(1,894)	$(14)	$9	$4,584	$88	$8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$0	$166	$0	$0	$0	$166	$0	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	41	144	0	0	1	186	1	0
PIMCO High Yield Fund	256	348	(283)	(6)	19	334	14	0
PIMCO Income Fund	321	490	(64)	0	13	760	17	0
PIMCO Long Duration Total Return Fund	171	255	(94)	(10)	(9)	313	10	7
PIMCO Long-Term Credit Fund	172	239	(94)	(1)	(3)	313	9	0
PIMCO Real Return Asset Fund	343	489	(197)	(3)	(1)	631	10	0
PIMCO Real Return Fund	205	374	(276)	1	0	304	4	0
PIMCO Short-Term Floating NAV Portfolio III	0	901	(500)	0	0	401	1	0
PIMCO Total Return Fund	66	361	0	0	(1)	426	2	0
Totals	$1,575	$3,767	$(1,508)	$(19)	$19	$3,834	$68	$7

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$0	$225	$0	$0	$0	$225	$0	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	64	63	0	0	1	128	1	0
PIMCO High Yield Fund	482	356	(407)	(4)	27	454	23	0
PIMCO Income Fund	553	438	(122)	1	19	889	27	0
PIMCO Long Duration Total Return Fund	244	238	(114)	(4)	(24)	340	13	10
PIMCO Long-Term Credit Fund	245	224	(122)	1	(8)	340	12	0
PIMCO Real Return Asset Fund	489	458	(255)	2	(9)	685	12	0
PIMCO Real Return Fund	164	190	(147)	5	(4)	208	3	0
PIMCO Short-Term Floating NAV Portfolio III	406	603	(300)	0	0	709	3	0
PIMCO Total Return Fund	70	367	0	0	(1)	436	2	0
Totals	$2,717	$3,162	$(1,467)	$1	$1	$4,414	$96	$10

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$50	$167	$(10)	$0	$(1)	$206	$2	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	60	44	(13)	0	1	92	1	0
PIMCO High Yield Fund	399	323	(327)	(4)	23	414	19	0
PIMCO Income Fund	458	384	(143)	1	16	716	22	0
PIMCO Long Duration Total Return Fund	137	151	(38)	(2)	(13)	235	7	5
PIMCO Long-Term Credit Fund	137	139	(38)	1	(4)	235	7	0
PIMCO Real Return Asset Fund	183	235	(43)	1	(1)	375	5	0
PIMCO Real Return Fund	119	91	(61)	1	(1)	149	2	0
PIMCO Short-Term Floating NAV Portfolio III	401	405	0	0	0	806	4	0
PIMCO Total Return Fund	60	243	0	0	(1)	302	1	0
Totals	$2,004	$2,182	$(673)	$(2)	$19	$3,530	$70	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$67	$111	$(7)	$0	$2	$173	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	34	65	(17)	0	1	83	1	0
PIMCO High Yield Fund	174	346	(182)	(4)	14	348	9	0
PIMCO Income Fund	208	423	(96)	0	8	543	11	0
PIMCO Long Duration Total Return Fund	59	114	0	0	(5)	168	3	2
PIMCO Long-Term Credit Fund	56	113	0	0	(1)	168	3	0
PIMCO Real Return Asset Fund	73	175	0	0	0	248	2	0
PIMCO Real Return Fund	71	128	(68)	0	0	131	1	0
PIMCO Short-Term Floating NAV Portfolio III	201	702	0	0	0	903	3	0
PIMCO Total Return Fund	34	161	0	0	0	195	1	0
Totals	$977	$2,338	$(370)	$(4)	$19	$2,960	$37	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$69	$81	$(41)	$(1)	$3	$111	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	32	43	(19)	0	0	56	0	0
PIMCO High Yield Fund	100	138	(21)	0	6	223	5	0
PIMCO Income Fund	136	181	(9)	0	5	313	7	0
PIMCO Long Duration Total Return Fund	52	64	(20)	(3)	(2)	91	3	2
PIMCO Long-Term Credit Fund	54	58	(20)	0	(1)	91	3	0
PIMCO Real Return Asset Fund	70	93	0	0	0	163	2	0
PIMCO Real Return Fund	69	79	(58)	1	(1)	90	1	0
PIMCO Short-Term Floating NAV Portfolio III	201	402	0	0	0	603	2	0
PIMCO Total Return Fund	32	59	0	0	(1)	90	1	0
Totals	$815	$1,198	$(188)	$(3)	$9	$1,831	$27	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$81	$83	$(52)	$1	$2	$115	$4	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	41	39	(24)	0	1	57	0	0
PIMCO High Yield Fund	101	124	0	0	5	230	5	0
PIMCO Income Fund	142	158	0	0	5	305	7	0
PIMCO Long Duration Total Return Fund	63	65	(38)	(1)	(6)	83	3	2
PIMCO Long-Term Credit Fund	63	60	(39)	1	(2)	83	3	0
PIMCO Real Return Asset Fund	49	116	0	0	0	165	1	0
PIMCO Real Return Fund	81	81	(67)	1	(1)	95	1	0
PIMCO Short-Term Floating NAV Portfolio III	301	402	0	0	0	703	3	0
PIMCO Total Return Fund	40	42	0	0	(1)	81	1	0
Totals	$962	$1,170	$(220)	$2	$3	$1,917	$28	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$72	$45	$(37)	$(4)	$5	$81	$3	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	23	(17)	0	0	41	0	0
PIMCO High Yield Fund	85	73	0	0	4	162	4	0
PIMCO Income Fund	120	90	0	0	4	214	5	0
PIMCO Long Duration Total Return Fund	51	39	(27)	(2)	(3)	58	3	2
PIMCO Long-Term Credit Fund	53	34	(27)	0	(2)	58	2	0
PIMCO Real Return Asset Fund	35	81	0	0	0	116	1	0
PIMCO Real Return Fund	69	45	(47)	0	0	67	1	0
PIMCO Short-Term Floating NAV Portfolio III	201	202	0	0	0	403	2	0
PIMCO Total Return Fund	35	23	0	0	(1)	57	1	0
Totals	$756	$655	$(155)	$(6)	$7	$1,257	$22	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

PIMCO RealPathTM Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$0	$170	$0	$0	$0	$170	$0	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	102	315	0	0	1	418	1	0
PIMCO High Yield Fund	256	241	(167)	(2)	14	342	12	0
PIMCO Income Fund	567	576	(247)	1	20	917	27	0
PIMCO Long Duration Total Return Fund	120	123	(67)	(5)	(8)	163	6	5
PIMCO Long-Term Credit Fund	123	114	(71)	1	(4)	163	6	0
PIMCO Real Return Asset Fund	240	240	(114)	(1)	(3)	362	6	0
PIMCO Real Return Fund	343	346	(17)	0	0	672	6	0
PIMCO Short-Term Floating NAV Portfolio III	107	401	(350)	0	0	158	1	0
PIMCO Total Return Fund	309	314	(43)	(1)	(4)	575	8	0
Totals	$2,167	$2,840	$(1,076)	$(7)	$16	$3,940	$73	$5

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2017 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Dividend and Income Fund	$7,674	$68,214	$(75,000)	$(1)	$(1)	$886	$13	$0
PIMCO EqS® Long/Short Fund	252,193	486,653	(585,400)	67	(41)	153,472	1,153	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	JPS	JPMorgan Securities, Inc.
BOS	Banc of America Securities LLC	GLM	Goldman Sachs Bank USA	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	GRE	RBS Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
CBK	Citibank N.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.	TOR	Toronto Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CHF	Swiss Franc	MXN	Mexican Peso	ZAR	South African Rand
DKK	Danish Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
BCOMTR	Bloomberg Commodity Index Total Return	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor’s 500 Index
CDX.HY	Credit Derivatives Index - High Yield	DWRTFT	Dow Jones Wilshire REIT Total Return Index

Other Abbreviations:
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	SP - ADR	Sponsored American Depositary Receipt
BABs	Build America Bonds	GDR	Global Depositary Receipt	SP - GDR	Sponsored Global Depositary Receipt
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	NVDR	Non-Voting Depositary Receipt	TBD%	Interest rate to be determined when loan settles
CDO	Collateralized Debt Obligation	REIT	Real Estate Investment Trust	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: May 26, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 26, 2017